UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

California Municipal Money Market Fund Investor Shares - VCTXX

California Intermediate-Term Tax-Exempt Fund Investor Shares - VCAIX

California Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VCADX

California Long-Term Tax-Exempt Fund Investor Shares - VCITX

California Long-Term Tax-Exempt Fund Admiral™ Shares - VCLAX

California Tax-Exempt Bond ETF ETF Shares - VTEC

Vanguard California Municipal Money Market Fund

Investor Shares (VCTXX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$3,773
Number of Portfolio Holdings	228

Distribution by Effective Maturity % of Net Assets (as of May 31, 2025)

1 to 7 Days	90.3%
8 to 30 Days	1.2%
31 to 60 Days	2.5%
61 to 90 Days	5.6%
91 to 180 Days	0.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR62

Vanguard California Intermediate-Term Tax-Exempt Fund

Investor Shares (VCAIX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$16,012
Number of Portfolio Holdings	4,914
Portfolio Turnover Rate	14%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.7%
1 to 3 Years	7.8%
3 to 5 Years	12.3%
5 to 10 Years	28.7%
10 to 20 Years	42.1%
20 to 30 Years	1.9%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR100

Vanguard California Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VCADX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$16,012
Number of Portfolio Holdings	4,914
Portfolio Turnover Rate	14%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.7%
1 to 3 Years	7.8%
3 to 5 Years	12.3%
5 to 10 Years	28.7%
10 to 20 Years	42.1%
20 to 30 Years	1.9%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5100

Vanguard California Long-Term Tax-Exempt Fund

Investor Shares (VCITX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,439
Number of Portfolio Holdings	1,418
Portfolio Turnover Rate	33%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	7.6%
1 to 3 Years	2.5%
3 to 5 Years	4.3%
5 to 10 Years	13.7%
10 to 20 Years	35.3%
20 to 30 Years	30.4%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR75

Vanguard California Long-Term Tax-Exempt Fund

Admiral™ Shares (VCLAX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,439
Number of Portfolio Holdings	1,418
Portfolio Turnover Rate	33%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	7.6%
1 to 3 Years	2.5%
3 to 5 Years	4.3%
5 to 10 Years	13.7%
10 to 20 Years	35.3%
20 to 30 Years	30.4%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR575

Vanguard California Tax-Exempt Bond ETF

ETF Shares (VTEC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$963
Number of Portfolio Holdings	2,864
Portfolio Turnover Rate	32%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	5.7%
1 to 3 Years	8.5%
3 to 5 Years	9.1%
5 to 10 Years	21.3%
10 to 20 Years	28.8%
20 to 30 Years	24.5%
Greater than 30 Years	1.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV038

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
California Municipal Money Market Fund	1
California Intermediate-Term Tax-Exempt Fund	12
California Long-Term Tax-Exempt Fund	97

California Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (26.5%)
[1]	Bay Area Toll Authority Health, Hospital, Nursing Home Revenue TOB	1.900%	6/5/25	3,000	3,000
[1]	California Educational Facilities Authority College & University Revenue TOB	3.050%	6/2/25	5,600	5,600
[1]	California Educational Facilities Authority College & University Revenue TOB	1.970%	6/5/25	5,500	5,500
[1]	California Educational Facilities Authority College & University Revenue TOB	1.980%	6/5/25	8,990	8,990
[1]	California Educational Facilities Authority College & University Revenue TOB	1.980%	6/5/25	4,000	4,000
[1]	California General Fund Revenue TOB	1.970%	6/5/25	2,500	2,500
[1]	California General Fund Revenue TOB	2.000%	6/5/25	1,705	1,705
[1]	California GO TOB	1.970%	6/5/25	2,500	2,500
[1]	California GO TOB	1.980%	6/5/25	6,260	6,260
[1]	California GO TOB	2.000%	6/5/25	2,170	2,170
[1]	California GO TOB	2.000%	6/5/25	2,375	2,375
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	1.970%	6/5/25	43,000	43,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.000%	6/5/25	1,000	1,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.030%	6/5/25	19,500	19,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.170%	6/5/25	11,407	11,407
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.170%	6/5/25	26,982	26,982
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	1.990%	6/5/25	19,300	19,300
[1]	California Infrastructure & Economic Development Bank College & University Revenue TOB	1.970%	6/5/25	6,175	6,175
[1]	California Multi-Family Revenue TOB	3.100%	6/2/25	50,170	50,170
[1,2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB PUT	2.090%	6/5/25	13,230	13,230
[1,2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	1.990%	6/5/25	33,000	33,000
[1,2]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB	3.050%	6/2/25	14,100	14,100
[1,2]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB	2.090%	6/5/25	12,415	12,415
[1,2]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB	2.090%	6/5/25	8,900	8,900
[1,2]	California Municipal Finance Authority Multi Family Housing Revenue TOB	2.090%	6/5/25	10,033	10,033
[1]	California State University College & University Revenue TOB	1.930%	6/5/25	1,800	1,800
[1]	California State University Trustees College & University Revenue TOB	1.970%	6/5/25	5,000	5,000
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	1.990%	6/5/25	8,565	8,565
[1,2]	California Statewide Communities Development Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB	2.940%	6/2/25	12,105	12,105
[1]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB	3.150%	6/2/25	11,719	11,719
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB	2.950%	6/2/25	56,050	56,050
[1]	Clovis Unified School District GO TOB	1.980%	6/5/25	2,500	2,500
[1]	Encinitas CA Union School District GO TOB	2.850%	6/2/25	6,000	6,000
[1,3]	FHLMC Multifamily Certificates Revenue TOB	3.100%	6/2/25	90,320	90,320
[1,3]	FHLMC Multifamily Certificates Revenue TOB	3.100%	6/2/25	6,260	6,260
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB	1.920%	6/5/25	2,845	2,845
[1,4]	Irvine Facilities Financing Authority Special Tax Revenue TOB	2.030%	6/5/25	5,000	5,000
[1,2]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	2.180%	6/5/25	8,000	8,000
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	2.180%	6/5/25	11,540	11,540
[1,4]	Long Beach Community College District GO TOB	2.850%	6/2/25	12,371	12,371
[1,4]	Long Beach Community College District GO TOB	2.030%	6/5/25	6,470	6,470
[1]	Los Angeles CA Department Airports Port, Airport & Marina Revenue TOB	2.020%	6/5/25	1,535	1,535
[1]	Los Angeles CA Department Airports Port, Airport & Marina Revenue TOB	2.020%	6/5/25	2,015	2,015
[1]	Los Angeles CA Unified School District GO TOB	1.980%	6/5/25	9,625	9,625
[1]	Los Angeles CA Wastewater System Sewer Revenue TOB	3.050%	6/2/25	4,685	4,685
[1]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB	1.980%	6/5/25	1,400	1,400
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.850%	6/2/25	5,250	5,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.950%	6/2/25	4,110	4,110
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	1.920%	6/5/25	5,515	5,515
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.000%	6/5/25	6,000	6,000
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.020%	6/5/25	15,405	15,405
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.020%	6/5/25	2,250	2,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.020%	6/5/25	1,665	1,665
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.020%	6/5/25	9,105	9,105
[1]	Los Angeles Harbor department Port, Airport & Marina Revenue TOB	1.980%	6/5/25	1,500	1,500
[1]	Los Angeles Unified School District GO TOB	1.980%	6/5/25	5,595	5,595
[1,2]	Nuveen California Quality Municipal Income Fund TOB VRDP	3.320%	6/2/25	150,800	150,800
[1,2]	PIMCO California Municipal Income Trust TOB VRDP	2.180%	6/5/25	13,015	13,015

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,5]	Pittsburg Public Financing Authority Intergovernmental Agreement Revenue TOB	2.000%	6/5/25	5,095	5,095
[1]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	2.000%	6/5/25	8,765	8,765
[1]	Riverside Community College District GO TOB	3.000%	6/2/25	8,000	8,000
[1]	Sacramento CA Water Revenue TOB	1.990%	6/5/25	3,800	3,800
[1,2]	Sacramento County Housing Authority Local or Guaranteed Housing Revenue TOB	2.040%	6/5/25	2,770	2,770
[1]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB	1.900%	6/5/25	2,670	2,670
[1,2]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB	2.950%	6/2/25	16,820	16,820
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB	2.030%	6/5/25	3,935	3,935
[1]	San Diego Unified School District GO TOB	1.900%	6/5/25	5,830	5,830
[1]	San Diego Unified School District GO TOB	1.980%	6/5/25	2,000	2,000
[1]	San Diego Unified School District GO TOB	1.980%	6/5/25	2,675	2,675
[1]	San Francisco Bay Area Rapid Transit District GO TOB	1.980%	6/5/25	1,105	1,105
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.000%	6/5/25	1,875	1,875
[1,2,4]	San Francisco CA City & County MultiFamily Housing Local or Guaranteed Housing Revenue TOB	3.150%	6/2/25	25,050	25,050
[1,2,4]	San Francisco CA City & County MultiFamily Housing Local or Guaranteed Housing Revenue TOB	3.150%	6/2/25	15,000	15,000
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.010%	6/5/25	1,675	1,675
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.020%	6/5/25	4,215	4,215
[1]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB	1.980%	6/5/25	2,135	2,135
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.950%	6/2/25	3,120	3,120
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	3.000%	6/2/25	22,000	22,000
[1,2]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	1.990%	6/5/25	2,665	2,665
[1]	San Francisco Municipal Transportation Agency Transit Revenue TOB	2.010%	6/5/25	8,000	8,000
[1,2]	San Jose CA Multi Family Housing Revenue TOB	2.090%	6/5/25	17,609	17,609
[1]	San Luis Coastal Unified School District GO TOB	2.850%	6/2/25	4,000	4,000
[1,4]	San Mateo Union High School District GO TOB	2.850%	6/2/25	10,907	10,907
[1]	University of California College & University Revenue (Limited Project) TOB	1.980%	6/5/25	5,625	5,625
[1]	University of California College & University Revenue TOB	1.980%	6/5/25	2,000	2,000
[1]	University of California Regents College & University Revenue TOB	3.000%	6/2/25	6,000	6,000
[1]	Ventura Unified School District GO TOB	1.990%	6/5/25	885	885
[1,2]	Washington Township Health Care District GO TOB	2.000%	6/5/25	1,745	1,745
[1]	West County Facilities Financing Authority Intergovernmental Agreement Revenue TOB	2.000%	6/5/25	4,015	4,015
Total Tender Option Bond (Cost $1,001,813)					1,001,813
Variable Rate Demand Note (59.1%)
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	0.920%	6/5/25	10,000	10,000
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.550%	6/5/25	79,650	79,650
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.620%	6/5/25	4,050	4,050
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.450%	6/2/25	10,000	10,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.450%	6/2/25	15,000	15,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	22,220	22,220
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.900%	6/5/25	33,850	33,850
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.900%	6/5/25	25,000	25,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	6/5/25	47,750	47,750
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.220%	6/5/25	10,750	10,750
[2]	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	2.000%	6/4/25	50,000	50,000
[1]	BlackRock California Municipal Income Trust VRDO VRDP	2.110%	6/5/25	10,000	10,000
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	2.110%	6/5/25	35,000	35,000
	California Educational Facilities Authority College & University Revenue VRDO	0.630%	6/5/25	38,300	38,300
	California Educational Facilities Authority College & University Revenue VRDO	0.820%	6/5/25	41,385	41,385
[2]	California GO VRDO	0.750%	6/4/25	13,000	13,000
[2]	California GO VRDO	0.900%	6/4/25	5,000	5,000
[2]	California GO VRDO	0.970%	6/4/25	8,300	8,300
[2]	California GO VRDO	1.000%	6/4/25	46,735	46,735
[2]	California GO VRDO	1.100%	6/4/25	30,500	30,500
[2]	California GO VRDO	0.750%	6/5/25	9,200	9,200
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	6/2/25	9,100	9,100
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	6/2/25	15,300	15,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.500%	6/4/25	2,700	2,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	6/4/25	49,190	49,190
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	6/4/25	48,600	48,600
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.100%	6/4/25	52,810	52,810
	California Municipal Finance Authority Industrial Revenue (ExxonMobil Project) VRDO	2.120%	6/2/25	7,270	7,270
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.270%	6/4/25	57,625	57,625
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	1.970%	6/5/25	3,665	3,665
	California Municipal Finance Authority Resource Recovery Revenue (Chevron USA Inc. Project) VRDO	2.100%	6/2/25	8,000	8,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Pollution Control Financing Authority Industrial Revenue (ExxonMobil Project) VRDO	2.120%	6/2/25	13,995	13,995
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) VRDO	1.000%	6/4/25	39,600	39,600
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.000%	6/4/25	35,010	35,010
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	1.350%	6/4/25	35,000	35,000
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	6/2/25	19,270	19,270
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	6/5/25	39,235	39,235
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (IAC Project) VRDO	2.450%	6/2/25	19,000	19,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.650%	6/5/25	15,000	15,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	16,285	16,285
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	11,130	11,130
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	2,100	2,100
[2]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	1.420%	6/5/25	14,100	14,100
[2]	Irvine CA Special Assessment Revenue VRDO	2.050%	6/2/25	1,100	1,100
[2]	Irvine CA Special Assessment Revenue VRDO	2.200%	6/2/25	22,266	22,266
[2]	Irvine CA Special Assessment Revenue VRDO	2.200%	6/2/25	7,844	7,844
[2]	Irvine CA Special Assessment Revenue VRDO	2.200%	6/2/25	9,606	9,606
[2]	Irvine CA Special Assessment Revenue VRDO	2.200%	6/2/25	10,927	10,927
[2]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	0.840%	6/5/25	8,800	8,800
	Metropolitan Water District of Southern California Water Revenue VRDO	2.300%	6/2/25	22,175	22,175
	Metropolitan Water District of Southern California Water Revenue VRDO	1.000%	6/5/25	35,790	35,790
[2]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.000%	6/5/25	31,540	31,540
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.000%	6/5/25	2,000	2,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.000%	6/5/25	43,600	43,600
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.040%	6/5/25	9,500	9,500
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.040%	6/5/25	19,100	19,100
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.060%	6/5/25	79,100	79,100
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	4,900	4,900
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	2,700	2,700
[2]	Rancho Water District Community Facilities District No. 89-5 Special Tax Revenue VRDO	0.940%	6/4/25	4,340	4,340
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	1,265	1,265
	Sacramento County Housing Authority Local or Guaranteed Housing Revenue VRDO	1.550%	6/5/25	2,495	2,495
	Sacramento Municipal Utility District Electric Power & Light Revenue VRDO	2.250%	6/2/25	28,005	28,005
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	8,810	8,810
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	16,200	16,200
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	825	825
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	4,215	4,215
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	4,620	4,620
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	5,400	5,400
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	2,045	2,045
[2]	San Diego County CA COP VRDO	1.020%	6/5/25	1,900	1,900
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.970%	6/4/25	84,540	84,540
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.000%	6/4/25	30,000	30,000
[2]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue (Mercy Terrace Project) VRDO	1.670%	6/5/25	7,525	7,525
[2]	San Jose CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	1,900	1,900
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	1.050%	6/5/25	1,700	1,700
[2]	Santa Clara County Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	6/4/25	31,290	31,290
[2]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.600%	6/5/25	15,000	15,000
[2]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.900%	6/5/25	20,000	20,000
[2]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	1.500%	6/5/25	1,440	1,440
	Southern California Metropolitan Water District Water Revenue VRDO	2.150%	6/2/25	7,135	7,135
[2]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	2.000%	6/2/25	73,465	73,465
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) VRDO	1.220%	6/5/25	9,800	9,800
	University of California College & University Revenue VRDO	2.300%	6/2/25	1,465	1,465
	University of California College & University Revenue VRDO	2.300%	6/2/25	95,375	95,375
	University of California College & University Revenue VRDO	2.500%	6/2/25	36,660	36,660
	University of California College & University Revenue VRDO	0.900%	6/5/25	59,865	59,865
	University of California College & University Revenue VRDO	0.900%	6/5/25	21,700	21,700
	University of California College & University Revenue VRDO	0.900%	6/5/25	61,800	61,800
	University of California College & University Revenue VRDO	1.170%	6/5/25	74,365	74,365
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	5,460	5,460
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	10,350	10,350
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	38,030	38,030
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	51,980	51,980
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	1.670%	6/5/25	9,200	9,200

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Western Municipal Water District Facilities Authority Water Revenue VRDO	0.850%	6/5/25	27,790	27,790
Total Variable Rate Demand Note (Cost $2,228,578)					2,228,578
Other Municipal Security (1.2%)
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	31,105	31,138
	Los Angeles CA Unified School District GO	5.000%	7/1/25	10,000	10,018
	Riverside County CA General Fund Revenue	3.000%	10/17/25	5,000	5,004
Total Other Municipal Security (Cost $46,160)					46,160
Non-Financial Company Commercial Paper (13.2%)
	California CP	2.700%	8/6/25	5,000	5,000
	California CP	2.730%	8/19/25	4,540	4,540
	California Department of Water Resources CP	3.050%	7/8/25	14,273	14,273
	California Department of Water Resources Water Revenue CP	2.750%	6/3/25	10,750	10,750
	California Department of Water Resources Water Revenue CP	2.850%	6/4/25	15,000	15,000
	California Department of Water Resources Water Revenue CP	2.800%	6/5/25	3,000	3,000
	California Department of Water Resources Water Revenue CP	2.830%	6/5/25	36,250	36,250
	California Department of Water Resources Water Revenue CP	2.700%	7/8/25	5,500	5,497
	California Department of Water Resources Water Revenue CP	2.730%	7/8/25	3,700	3,700
	California Department of Water Resources Water Revenue CP	2.730%	7/8/25	11,500	11,498
	California Department of Water Resources Water Revenue CP	2.750%	7/15/25	9,950	9,950
	California GO CP	2.620%	6/3/25	10,000	10,000
	California Health Facilities Financing Authority CP	2.920%	8/6/25	10,025	10,025
	California Health Facilities Financing Authority CP	2.970%	8/13/25	31,105	31,105
	California Health Facilities Financing Authority Revenue CP	2.620%	6/5/25	5,915	5,915
	California State University CP	2.620%	6/4/25	10,765	10,765
	California Statewide Communities Development Authority CP	2.920%	8/5/25	17,000	17,000
	California Statewide Communities Development Authority CP	2.950%	8/5/25	15,700	15,700
	California Statewide Communities Development Authority CP	2.920%	8/7/25	25,000	25,000
	California Statewide Communities Development Authority CP	2.950%	8/12/25	21,000	21,000
	California Statewide Communities Development Authority CP	2.970%	8/13/25	19,865	19,865
	California Statewide Communities Development Authority CP	2.970%	8/14/25	13,000	13,000
	California Statewide Communities Development Authority CP	3.010%	8/14/25	5,000	5,000
	California University Revenue CP	3.250%	6/25/25	15,000	15,000
	California University Revenue CP	3.200%	7/17/25	10,000	10,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	2.730%	6/3/25	8,000	8,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	2.750%	6/3/25	6,500	6,500
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	3.250%	6/3/25	20,500	20,500
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	2.640%	6/4/25	6,666	6,666
	Los Angeles CA Wastewater System Revenue CP	3.050%	7/22/25	15,000	15,000
	Los Angeles CA Wastewater System Sewer Revenue CP	2.620%	6/3/25	5,000	5,000
	Los Angeles County Capital Asset Leasing Corp. CP	2.700%	6/6/25	8,400	8,400
	Los Angeles County Capital Asset Leasing Corp. CP	2.850%	8/5/25	10,000	10,000
	Los Angeles Municipal Improvement Corp. CP	2.750%	6/2/25	10,300	10,300
	Los Angeles Municipal Improvement Corp. CP	2.750%	6/2/25	8,800	8,800
	San Diego County Water Authority CP	2.850%	8/5/25	35,000	35,000
	San Diego Public Facilities Financing Authority Water Revenue CP	2.850%	7/10/25	5,000	5,000
	San Francisco City & County Public Utilities Commission Power Revenue CP	2.850%	7/8/25	10,429	10,429
	University of California CP	3.150%	6/2/25	10,000	10,000

California Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California CP	2.870%	9/17/25	8,000	8,000
Total Non-Financial Company Commercial Paper (Cost $496,428)				496,428
Total Investments (100.0%) (Cost $3,772,979)				3,772,979
Other Assets and Liabilities—Net (0.0%)				(158)
Net Assets (100%)				3,772,821
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $1,165,113, representing 30.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,772,979)	3,772,979
Investment in Vanguard	104
Cash	13
Receivables for Investment Securities Sold	1,319
Receivables for Accrued Income	10,695
Receivables for Capital Shares Issued	3,064
Other Assets	1,001
Total Assets	3,789,175
Liabilities
Payables for Investment Securities Purchased	5,560
Payables for Capital Shares Redeemed	9,521
Payables for Distributions	1,074
Payables to Vanguard	199
Total Liabilities	16,354
Net Assets	3,772,821
At May 31, 2025, net assets consisted of:

Paid-in Capital	3,772,490
Total Distributable Earnings (Loss)	331
Net Assets	3,772,821

Net Assets
Applicable to 3,771,492,234 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,772,821
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	43,855
Total Income	43,855
Expenses
The Vanguard Group—Note B
Investment Advisory Services	619
Management and Administrative	1,718
Marketing and Distribution	116
Custodian Fees	14
Shareholders’ Reports and Proxy Fees	15
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,490
Expenses Paid Indirectly	(14)
Net Expenses	2,476
Net Investment Income	41,379
Realized Net Gain (Loss) on Investment Securities Sold	12
Net Increase (Decrease) in Net Assets Resulting from Operations	41,391

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,379	103,144
Realized Net Gain (Loss)	12	28
Net Increase (Decrease) in Net Assets Resulting from Operations	41,391	103,172
Distributions
Total Distributions	(41,562)	(102,986)
Capital Share Transactions (at $1.00 per share)
Issued	1,185,804	2,107,820
Issued in Lieu of Cash Distributions	33,887	84,767
Redeemed	(1,156,205)	(2,052,615)
Net Increase (Decrease) from Capital Share Transactions	63,486	139,972
Total Increase (Decrease)	63,315	140,158
Net Assets
Beginning of Period	3,709,506	3,569,348
End of Period	3,772,821	3,709,506

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0111	.0283	.0250	.0073	.0001	.005
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	.0001	(.0002)	—	—
Total from Investment Operations	.0112	.0283	.0251	.0071	.0001	.005
Distributions
Dividends from Net Investment Income	(.0112)	(.0283)	(.0251)	(.0071)	(.0001)	(.005)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0000)[2]	—	—
Total Distributions	(.0112)	(.0283)	(.0251)	(.0071)	(.0001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.13%	2.86%	2.54%	0.72%	0.01%	0.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,773	$3,710	$3,569	$4,180	$3,893	$4,595
Ratio of Total Expenses to Average Net Assets[4]	0.13%[5]	0.16%[5]	0.16%[5]	0.14%[5]	0.06%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.83%	2.50%	0.73%	0.01%	0.49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022, 2021, and 2020. For the six months ended May 31, 2025, and the years ended November 30, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%, 0.16%, 0.16%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $104,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

California Municipal Money Market Fund
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,772,979
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $175,970,000 and sales were $14,345,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (96.9%)
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	1.300%	6/5/25	2,245	2,245
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	506
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	676
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,152
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	986
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,407
[2]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,599
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	496
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	521
[3,4]	ABC Unified School District GO	0.000%	8/1/34	4,600	3,260
	ABC Unified School District GO	3.000%	8/1/40	3,610	2,963
	Acalanes Union High School District GO	6.350%	8/1/39	15,000	16,574
	Acalanes Union High School District GO	6.550%	8/1/39	13,115	14,591
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	750	753
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,000	1,003
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/30	1,680	1,686
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/31	1,640	1,646
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	3,000	3,010
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,000	1,060
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,225	1,088
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,342
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	10,677
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	2,750	2,702
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	20,821
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,722
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	225
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	13,994
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,350
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,159
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,266
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/36	370	286
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/37	4,425	3,317
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/38	6,550	4,704
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/39	6,890	4,785
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	357
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	529
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	484
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	713
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	501
[2]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,592
[2]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,882
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	864
	Alameda County CA Unified School District GO	3.000%	8/1/42	385	302
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,103
	Alameda County Oakland Unified School District GO	4.000%	8/1/25	175	175
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/27	1,965	2,056
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	2,940	3,069
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/28	1,210	1,264
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/29	2,060	2,149
	Alameda County Oakland Unified School District GO	5.000%	8/1/30	1,800	1,873
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/30	2,030	2,115
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/31	5,250	5,457

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/34	3,500	3,492
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/36	5,295	5,182
	Alameda County Oakland Unified School District GO	5.000%	8/1/36	1,135	1,161
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/37	3,465	3,319
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/37	1,565	1,575
[2]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	13,250	10,853
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	4,280	4,162
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/41	4,645	4,478
[2]	Alameda County Oakland Unified School District GO	5.250%	8/1/43	5,305	5,667
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,615	2,624
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,509
[6]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	748
[2]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,633
[6]	Alhambra Unified School District GO	0.000%	8/1/37	11,000	6,763
[6]	Alhambra Unified School District GO	0.000%	8/1/42	1,000	460
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	50	50
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	948
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,361
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,466
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,073
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,857
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,487
[2]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,552
[4]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,601
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,311
[2,4]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,639
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,828
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,360
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,081
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,817
[1]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	2.400%	6/2/25	22,660	22,660
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/27	1,000	1,044
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,922
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,412
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	5,068
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,203
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,883
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,054
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,659
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	15,844
[5]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,152
[7]	Antelope Valley Community College District GO	5.000%	8/1/27	465	471
[7]	Antelope Valley Community College District GO	5.000%	8/1/28	865	889
[7]	Antelope Valley Community College District GO	5.000%	8/1/29	910	947
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	842
[7]	Antelope Valley Community College District GO	5.000%	8/1/30	955	1,005
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,830
[7]	Antelope Valley Community College District GO	5.000%	8/1/32	1,065	1,142
[7]	Antelope Valley Community College District GO	5.000%	8/1/35	1,235	1,335
[7]	Antelope Valley Community College District GO	5.000%	8/1/38	1,430	1,515
[7]	Antelope Valley Community College District GO	5.000%	8/1/41	1,655	1,704
[7]	Antelope Valley Community College District GO	5.000%	8/1/42	735	749
[7]	Antelope Valley Community College District GO	5.000%	8/1/43	895	908
[7]	Antelope Valley Community College District GO	5.000%	8/1/44	750	758
	Arcadia CA Unified School District GO	4.000%	8/1/46	2,210	2,043
[2]	Azusa Unified School District GO	0.000%	7/1/27	250	232
[8]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	5,123
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	88
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	152
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	101
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	184
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	180
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	283
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	289
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	379
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	369
[2]	Bass Lake Joint Elementary District GO	0.000%	8/1/39	1,000	542
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	3,000	3,198

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,345
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	3,500	3,917
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	898
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,004
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/35	6,470	7,396
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,885	2,653
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	6,250	7,068
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,440	3,658
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,705	3,907
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	3,175	3,327
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	2,250	2,349
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	2,000	2,080
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	31,040
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	9,845	9,805
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	60,160	57,580
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.450%	6/2/25	19,160	19,160
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	17,850	17,850
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	17,150	17,150
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	51,365	51,365
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.270%	4/1/56	12,500	12,225
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.380%	4/1/56	13,000	12,566
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.220%	4/1/36	2,000	1,987
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,107
	Beaumont CA Special Tax Revenue	5.000%	9/1/39	400	410
	Beaumont CA Special Tax Revenue	5.000%	9/1/44	650	659
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,000	938
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/42	1,825	854
	Benicia Unified School District GO	3.000%	8/1/36	2,075	1,873
	Benicia Unified School District GO	4.000%	8/1/42	1,370	1,329
	Benicia Unified School District GO	4.000%	8/1/43	1,950	1,873
	Benicia Unified School District GO	4.000%	8/1/44	1,635	1,554
	Berkeley CA GO	3.000%	9/1/36	610	558
	Beverly Hills CA Unified School District GO	0.000%	8/1/30	500	425
	Beverly Hills CA Unified School District GO	3.250%	8/1/42	2,000	1,711
	Beverly Hills CA Unified School District GO	3.000%	8/1/44	2,200	1,726
[4]	Bonsall Unified School District GO	0.000%	8/1/29	1,085	944
[4]	Bonsall Unified School District GO	0.000%	2/1/31	575	474
[2]	Bonsall Unified School District GO	0.000%	8/1/38	1,505	867
[10]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/29	5,365	4,656
[10]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/30	6,710	5,614
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,002
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,365	2,367
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,241
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	745	746
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,336
	Burlingame School District GO	0.000%	8/1/28	250	227
	Burlingame School District GO	0.000%	8/1/29	500	439
	Burlingame School District GO	0.000%	8/1/30	755	640
	Burlingame School District GO	3.000%	8/1/36	175	160
	Burlingame School District GO	3.000%	8/1/37	255	229
	Burlingame School District GO	3.000%	8/1/38	175	153
	Burlingame School District GO	3.000%	8/1/39	175	149
	Burlingame School District GO	3.000%	8/1/40	235	195
	Burlingame School District GO	3.000%	8/1/41	350	284
	California (Veterans Bond Program) GO	4.550%	12/1/37	1,000	1,034
	California (Veterans Bond Program) GO	4.750%	12/1/42	2,250	2,283
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,569
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/30	3,760	3,979
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	3,000	3,113
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	3,000	3,148
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,500	1,568
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/29	2,415	2,533
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,670	1,760
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	3,000	3,181
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/29	1,265	1,323
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	1,985	2,099
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,262
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	1,795	1,899
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	3,000	3,203
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/30	1,200	1,262

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/31	1,675	1,788
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/31	1,350	1,423
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/32	1,800	1,928
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/32	2,250	2,360
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	120,650	120,538
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	68,870	71,271
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	121,050	125,827
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	111,085	116,524
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	76,040	80,824
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	88,555	92,585
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	91,450	95,955
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	65,740	69,017
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	99,270	105,109
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	114,165	118,888
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	152,860	157,147
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	124,315	132,233
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	110,250	110,371
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	126,020	132,216
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	90,000	88,934
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	95,655	98,349
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	82,720	87,521
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	67,660	69,013
[1,11]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.100%	6/2/25	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/28	1,635	1,718
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/30	1,075	1,125
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/32	875	912
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/33	960	997
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/34	800	828
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/36	1,600	1,647
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/38	1,500	1,534
[11]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,345	4,632
[11]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,460	3,111
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	500
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	350
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,000
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,458
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	511
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	228
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,437
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	456
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,108
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	282
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	915	949
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	497
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	451
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	207
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,360
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	627
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	450	472
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,080	1,136
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	905
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	615	647
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,040	1,088
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	450	475
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	225	237
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,213
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	315
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	473
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,129
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	257
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	630
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,895	2,837
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,190	1,184

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	906
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	420	419
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	681
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	555
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	495
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	964
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,090	1,070
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,105	2,959
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	621
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	971
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,095	1,063
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,580	1,494
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	672
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,816
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	755
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	944
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,048
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,555	3,292
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	466
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	450
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	262
	California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,162
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,194
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,002
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	970
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	2,050	2,119
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	321
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,175	1,175
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	2,090	2,182
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	464
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	110
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,945	2,025
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	477
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,186
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	260	277
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	528
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	897
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,362
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	468
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,273
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	583
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	799
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	897
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	633
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	932
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/34	1,725	1,858
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,240
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	99
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	20,000	23,308
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,015	1,085
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,364
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,149
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,910
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	1,460	1,526
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	543
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,800
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	912
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	502
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,450	1,505
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,789
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	634
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	1,025	1,056
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,342
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,150
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	18,725	21,441
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/40	1,000	532

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	17,552
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	500	507
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,089
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	7,270	7,373
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,250	1,358
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/32	5,000	5,603
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/35	18,000	20,472
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,161
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,616
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,374
[11]	California Educational Facilities Authority Revenue TOB VRDO	3.000%	6/2/25	15,560	15,560
[11]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/31	1,250	1,196
[11]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	4,000	3,257
[11]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/34	500	512
[11]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/44	750	721
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/41	6,710	7,235
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/43	1,550	1,650
[11]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	2.000%	6/5/25	15,940	15,940
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	749
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	652
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	304
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	602
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,511
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/26	530	535
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/27	1,025	1,051
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/28	1,160	1,206
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/29	1,310	1,377
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/30	1,465	1,554
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/32	1,615	1,732
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/34	1,780	1,910
	California GO	5.000%	9/1/25	25	25
	California GO	3.500%	8/1/27	16,345	16,564
	California GO	5.000%	8/1/27	6,540	6,849
	California GO	4.000%	9/1/27	5,745	5,898
	California GO	5.000%	9/1/27	3,000	3,147
	California GO	5.000%	10/1/27	8,095	8,505
	California GO	5.000%	10/1/27	1,000	1,051
	California GO	5.000%	10/1/27	19,805	20,809
	California GO	5.000%	11/1/27	5,175	5,446
	California GO	5.000%	11/1/27	25,135	26,452
	California GO	5.000%	12/1/27	12,240	12,903
	California GO	5.000%	4/1/28	7,965	8,450
	California GO	5.000%	8/1/28	15,355	16,041
	California GO	5.000%	8/1/28	5,000	5,336
	California GO	5.000%	8/1/28	10,790	11,516
	California GO	4.000%	9/1/28	7,000	7,061
	California GO	4.000%	9/1/28	5,805	6,009
	California GO	5.000%	9/1/28	4,500	4,810
	California GO	5.000%	9/1/28	15,000	16,032
	California GO	5.000%	10/1/28	1,010	1,081
	California GO	5.000%	10/1/28	15,000	16,055
	California GO	5.000%	10/1/28	6,000	6,422
	California GO	5.000%	11/1/28	4,165	4,464
	California GO	5.000%	11/1/28	20,000	21,437
	California GO	5.000%	12/1/28	7,750	8,319
	California GO	5.000%	3/1/29	13,525	14,567
	California GO	5.000%	4/1/29	5,125	5,527
	California GO	5.000%	4/1/29	8,000	8,628
	California GO	5.000%	8/1/29	20,640	21,093
	California GO	5.000%	8/1/29	12,200	13,225
	California GO	5.000%	9/1/29	4,500	4,884
	California GO	5.000%	9/1/29	15,000	16,281

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/29	10,025	10,181
	California GO	5.000%	10/1/29	7,855	8,363
	California GO	5.000%	10/1/29	5,000	5,434
	California GO	5.000%	10/1/29	17,710	19,246
	California GO	5.000%	12/1/29	3,500	3,813
	California GO	5.000%	3/1/30	1,730	1,891
	California GO	5.000%	4/1/30	6,240	6,830
	California GO	5.000%	4/1/30	4,285	4,690
	California GO	5.000%	8/1/30	6,555	6,694
	California GO	5.000%	8/1/30	9,420	9,802
	California GO	5.000%	9/1/30	5,000	5,505
	California GO	5.000%	10/1/30	3,325	3,600
	California GO	4.000%	11/1/30	14,470	14,620
	California GO	5.000%	11/1/30	11,835	12,366
	California GO	5.000%	4/1/31	8,410	9,328
	California GO	5.000%	8/1/31	4,000	4,454
	California GO	5.000%	8/1/31	10,000	11,136
	California GO	5.000%	9/1/31	5,655	5,779
	California GO	5.000%	9/1/31	8,015	8,933
	California GO	5.000%	9/1/31	9,450	10,533
	California GO	5.000%	9/1/31	3,250	3,622
	California GO	4.000%	11/1/31	15,000	15,138
	California GO	5.000%	11/1/31	1,705	1,779
	California GO	5.000%	11/1/31	3,300	3,629
	California GO	5.000%	11/1/31	4,000	4,399
	California GO	5.000%	11/1/31	4,000	4,466
	California GO	5.000%	12/1/31	1,000	1,017
	California GO	5.000%	3/1/32	1,000	1,086
	California GO	5.000%	3/1/32	1,895	2,121
	California GO	5.000%	4/1/32	1,980	2,218
	California GO	5.000%	4/1/32	765	857
	California GO	5.000%	8/1/32	16,565	18,606
[2]	California GO	5.250%	8/1/32	21,200	23,731
	California GO	5.000%	9/1/32	1,570	1,603
	California GO	5.000%	9/1/32	6,000	6,651
	California GO	5.000%	9/1/32	2,750	3,091
	California GO	5.000%	9/1/32	30,680	34,483
	California GO	5.000%	10/1/32	5,380	6,051
	California GO	4.000%	11/1/32	12,175	12,263
	California GO	5.000%	11/1/32	1,860	1,967
	California GO	5.000%	12/1/32	1,000	1,017
	California GO	5.000%	3/1/33	7,340	7,936
	California GO	5.000%	3/1/33	1,100	1,239
	California GO	5.000%	4/1/33	2,615	2,780
	California GO	5.000%	4/1/33	2,405	2,676
	California GO	5.000%	4/1/33	1,005	1,068
	California GO	5.000%	8/1/33	5,000	5,179
	California GO	5.000%	8/1/33	8,790	9,929
	California GO	5.000%	8/1/33	13,000	14,685
	California GO	5.000%	9/1/33	25,075	25,570
	California GO	5.000%	9/1/33	7,040	7,858
	California GO	5.000%	9/1/33	5,000	5,651
	California GO	3.000%	10/1/33	2,150	2,073
	California GO	4.000%	10/1/33	1,500	1,546
	California GO	3.000%	11/1/33	5,000	4,815
	California GO	4.000%	11/1/33	12,500	12,549
	California GO	5.000%	3/1/34	2,135	2,297
	California GO	5.000%	3/1/34	1,270	1,367
	California GO	5.000%	8/1/34	5,160	5,334
	California GO	5.000%	8/1/34	7,360	8,343
	California GO	5.000%	9/1/34	22,760	23,184
	California GO	5.000%	9/1/34	5,700	6,317
	California GO	3.000%	10/1/34	1,150	1,093
	California GO	4.000%	10/1/34	1,400	1,430
	California GO	5.000%	10/1/34	5,000	5,576
	California GO	4.000%	11/1/34	10,895	10,913
	California GO	5.000%	11/1/34	8,070	8,734
	California GO	5.000%	12/1/34	5,000	5,415
	California GO	5.000%	3/1/35	23,600	25,273
	California GO	5.000%	3/1/35	3,030	3,437

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/35	7,865	8,637
	California GO	5.000%	4/1/35	19,660	20,668
	California GO	5.000%	8/1/35	10,000	11,238
	California GO	5.000%	9/1/35	5,000	5,086
	California GO	5.000%	9/1/35	13,410	14,756
[5]	California GO	5.000%	9/1/35	2,000	2,036
	California GO	3.000%	10/1/35	3,185	2,972
	California GO	5.000%	10/1/35	16,640	16,831
	California GO	5.000%	10/1/35	5,250	5,811
	California GO	4.000%	11/1/35	2,565	2,590
	California GO	5.000%	11/1/35	1,000	1,034
	California GO	5.000%	11/1/35	3,810	3,940
	California GO	5.000%	11/1/35	4,000	4,305
	California GO	5.000%	12/1/35	7,220	7,776
	California GO	4.000%	3/1/36	26,775	26,983
	California GO	4.000%	3/1/36	1,000	1,016
	California GO	5.000%	3/1/36	1,750	1,863
	California GO	5.000%	3/1/36	5,225	5,863
	California GO	5.000%	8/1/36	2,965	3,008
	California GO	5.000%	8/1/36	7,390	8,219
	California GO	3.000%	9/1/36	7,565	6,762
	California GO	5.000%	9/1/36	14,705	14,932
	California GO	5.000%	9/1/36	4,070	4,440
	California GO	5.000%	9/1/36	7,655	8,351
	California GO	5.000%	9/1/36	8,610	9,486
	California GO	5.000%	9/1/36	15,245	16,876
	California GO	5.000%	9/1/36	3,120	3,454
	California GO	3.000%	10/1/36	6,815	6,205
	California GO	4.000%	10/1/36	5,550	5,523
	California GO	4.000%	10/1/36	1,435	1,445
	California GO	5.000%	10/1/36	4,950	5,428
	California GO	5.000%	11/1/36	4,180	4,312
	California GO	5.000%	12/1/36	5,350	5,722
	California GO	4.000%	3/1/37	5,500	5,516
	California GO	4.000%	3/1/37	1,000	1,009
	California GO	5.000%	8/1/37	20,000	22,074
	California GO	5.000%	9/1/37	15,000	16,408
	California GO	3.000%	10/1/37	8,250	7,328
	California GO	4.000%	10/1/37	8,655	8,503
	California GO	4.000%	10/1/37	6,125	6,117
	California GO	4.000%	10/1/37	5,000	4,994
	California GO	5.000%	10/1/37	28,520	30,623
	California GO	4.000%	11/1/37	5,200	5,187
	California GO	5.000%	11/1/37	7,000	7,311
	California GO	5.000%	11/1/37	10,050	10,338
	California GO	5.000%	11/1/37	12,980	14,069
	California GO	4.000%	3/1/38	19,120	19,051
	California GO	4.000%	3/1/38	1,000	1,004
	California GO	5.000%	4/1/38	1,235	1,287
	California GO	5.000%	9/1/38	9,300	10,098
	California GO	5.000%	8/1/39	22,435	24,463
	California GO	5.000%	9/1/39	7,120	7,643
	California GO	4.000%	10/1/39	14,145	13,741
	California GO	4.000%	10/1/39	1,685	1,660
	California GO	5.000%	10/1/39	3,500	3,773
	California GO	5.000%	11/1/39	13,090	13,572
	California GO	4.000%	3/1/40	13,570	13,336
	California GO	3.000%	11/1/40	2,350	1,959
	California GO	5.000%	9/1/41	1,000	1,059
	California GO	5.000%	9/1/41	9,000	9,712
	California GO	4.000%	10/1/41	33,950	33,183
	California GO	3.000%	11/1/41	6,375	5,194
	California GO	4.000%	4/1/42	15	14
	California GO	5.000%	4/1/42	4,725	4,799
	California GO	4.000%	9/1/42	4,610	4,446
	California GO	5.000%	9/1/42	40,035	42,445
	California GO	4.000%	10/1/42	5,975	5,762
[12]	California GO	5.000%	10/1/42	29,800	30,737
	California GO	5.000%	10/1/42	21,485	22,867
	California GO	5.000%	3/1/43	1,845	1,974

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	9/1/43	7,150	6,825
California GO	5.000%	9/1/43	20,000	21,213
California GO	5.000%	9/1/43	15,485	16,472
California GO	3.000%	12/1/43	12,890	10,181
California GO	5.000%	3/1/44	7,230	7,670
California GO	4.000%	8/1/44	10,000	9,380
California GO	5.000%	8/1/44	4,500	4,760
California GO	5.000%	9/1/44	15,415	16,274
California GO	4.350%	12/1/44	5,450	5,315
California GO	4.125%	3/1/45	3,680	3,531
California GO	5.000%	3/1/45	4,505	4,752
California GO	2.375%	10/1/46	2,500	1,668
California GO, Prere.	5.000%	4/1/26	860	875
California GO, Prere.	5.000%	8/1/27	610	639
California GO, Prere.	4.000%	3/1/30	580	608
California GO, Prere.	5.000%	3/1/30	290	317
California GO, Prere.	5.000%	3/1/30	130	142
California GO, Prere.	4.000%	11/1/30	45	47
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,285
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	478
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	447
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	287
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	592
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,431
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	340
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/27	4,500	4,509
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,675	1,681
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	543
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,842
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	754
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	754
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	917
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	576
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	6,945	7,289
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	577
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	634
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,053
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	930
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	172
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	500	527
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,570
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	575	576
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,043
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,915	3,981
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,054
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,004
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,184
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	160	178
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,205
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	500	531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,089
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,559
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,088

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	674
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	535
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	15,000	16,168
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,216
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	800	891
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,768
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	8,909
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	374
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	524
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	236
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,298
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	630	677
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,197
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	750	841
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,057
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	2,700	2,640
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,892
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	626
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,049
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,415
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,069
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	420
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,580	2,623
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	800	860
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,580
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	850	956
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,692
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,026
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,452
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,918
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,654
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,043
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	925
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,302
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	636
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	413
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,617
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	850	956
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	4,065	3,970
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	4,700	4,695
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,565	5,598
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,245	8,069
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	241
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,518
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,743
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,113
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,003
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	774
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,072
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,278
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,299
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,585	3,483
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,668
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,078
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	6,928
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	782
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	44,500	46,427
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,133
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	3,110	3,113
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,491

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	270
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	28,983
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,950	13,253
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	13,205	13,644
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	11,800	11,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,309
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,384
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	4,950	4,711
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	359
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,565
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	3,045	3,147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	5,565	5,698
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	2,802
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,675	1,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,840	1,696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	754
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,505	3,565
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	800	855
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	10,465	9,721
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,317
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	9,817
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	666
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	4,190	4,303
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	22,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,353
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/41	2,850	2,907
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,000	2,101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,900	8,671
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	13,555	12,257
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	10,960	11,564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,500	2,501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	7,500	7,868
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	1,350	1,360
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/44	2,050	2,126
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	782
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	1,755	1,569
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,218
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,500	1,505
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	1,190	1,073
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,500	5,855
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,915	17,991
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	37,760	38,852
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	18,465	19,007
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	9,000	9,621
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	680	732
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	8,000	8,805
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	10,325	11,398
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	10,960	10,960
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,251
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,510
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,701
	California Housing Finance Agency	4.000%	3/20/33	48,643	48,309
	California Housing Finance Agency	3.700%	11/1/37	3,875	3,715
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	605
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	631
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	605
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	504
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	404
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	1,385	1,385
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	252
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	201
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/33	535	535
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/33	620	620
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	258
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/34	800	800
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	384
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	8/1/34	500	500

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	2,875	2,759
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	25,064	25,166
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	2/1/35	1,000	999
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	71,361	70,435
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	281
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/35	650	649
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	60,951	56,584
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	2/1/36	820	820
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/36	1,000	998
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	45,733	42,048
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,709	16,553
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	2/1/37	1,000	999
[7,13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	8/1/37	1,000	999
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,860	3,863
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	776
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,315
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,595	9,265
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,390	11,000
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,389
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	4,747
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/44	5,760	5,298
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,503
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,091
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/28	4,080	4,080
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	567
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	560
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	506
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	607
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	3,100	3,275
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	505
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/30	300	321
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	849
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	275	297
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	796
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	555
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	700	758
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/34	350	379
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,641
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	300	322
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	816
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/36	525	558
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/37	250	263
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,659
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/38	300	312
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,763
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/40	300	308
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/41	300	306
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/42	300	304
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/43	450	453
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/44	375	375
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,590
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	1,245	1,387
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/38	1,445	1,589
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/43	1,985	2,096
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/44	4,250	4,470
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/45	3,115	3,260
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/40	4,250	4,398
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/41	3,750	3,851
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/42	2,775	2,835
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	2,485	2,530
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	2,665	2,706
[11]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/46	13,110	13,094
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,158

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	571
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,204
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	619
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,856
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,673
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,934
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	702
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,059
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,637
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,312
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,810
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	818
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	882
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,813
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	861
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	993
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,562
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,557
[11]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/44	2,100	1,953
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	17,060	16,634
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,090
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,823
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,346
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,202
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,048
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,064
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	2,975
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	44,436
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	5,000	5,003
[11]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	645	637
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	1,992
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	306
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	729
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	653
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,199
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,000
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,668
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,096
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	680
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	514
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	716
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	889
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,139
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,221
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	780	803
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	751
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	516
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	2,160	2,219
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	468
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	545
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	327
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	808
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/30	1,505	1,497
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	600
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	234
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	580
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	332
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,049
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,194
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	825	854
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	712
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	877
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	118
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,218
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	791
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	880
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	117
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,070	1,093
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,156
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	782

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,184
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	145
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	581
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,254
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	789
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,018
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	153
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	2,100	2,137
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	230
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	645
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	1,990
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	166
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,845	1,873
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,272
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,060
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	841
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,666
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	158
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	1,275	1,294
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	632
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	367
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,048
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	842
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	872
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,247
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	575
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	512
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	6,000	5,474
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,359
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,447
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,896
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,254
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,292
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,493
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,480	1,491
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,800	2,861
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	935	962
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	665	684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,860
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,017
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,900	1,941
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	803
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	243
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,399
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,515
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,581
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	863
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,552
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	250
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,155	1,170
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,266
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	830	876
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,157
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	890	907
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,613
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,536
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,085	1,104
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,017
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,971
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	5,115	5,173
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,650	1,760
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	913
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,255
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,122
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,175

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,042
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,282
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,509
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,589
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,700
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,063
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,260	5,290
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,755
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	7,520	7,545
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,905
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,016
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	178
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,717
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,700	2,703
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,865	2,857
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	2,998
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,895	2,755
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	3,355	3,115
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	4,250	3,991
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	4,920	4,563
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,860	1,635
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	6,530
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	981
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,500	3,434
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,738
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/42	995	1,039
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,202
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	647
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	984
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,498
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,439
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/30	500	539
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/31	500	543
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/32	500	545
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/33	550	601
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/34	550	602
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/35	875	954
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/36	755	816
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/37	500	536
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/39	550	584
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/40	575	605
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	899
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	852
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	684
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/35	1,715	1,743
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/36	1,805	1,832
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	275
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	295
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	209
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	221
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	345	365
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	175
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	238
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	246

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	257
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	260
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	200
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,168
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,584
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	579
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	407
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	1,979
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,037
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	518
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,461
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,531
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	421
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/28	775	815
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,566
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,050
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,538
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	533
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,486
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,171
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	646
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	645	693
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,117
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,009
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	543
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	523
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/32	570	618
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,369
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,508
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,470
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/34	500	543
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/34	2,625	2,526
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,464
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,048
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,334
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,271
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,597
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,605	2,664
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,510	11,200
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/36	1,200	1,283
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,666
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,331
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	951
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/38	955	1,006
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	487
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,384
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	3,080	3,168
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/40	525	543
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/40	8,700	8,778
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/41	15,000	13,355
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	521
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/44	1,667	1,626
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	8/15/44	2,055	1,810
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,156
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	620
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	520
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,777
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	12,000	11,725
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,487
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	2,285	2,264
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	23,585	24,679
[11]	California Municipal Finance Authority Multi Family Local or Guaranteed Housing Revenue TOB VRDO	3.250%	6/2/25	10,100	10,100
[11]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	3.150%	6/2/25	22,180	22,180
[1,11]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	3.250%	6/2/25	16,300	16,300
[11]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	6/2/25	33,030	33,030
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/30	1,045	1,055
[11]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/34	425	434
[11]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/44	650	648
[11]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/34	1,025	1,059

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/39	1,500	1,549
[11]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/44	775	805
[11]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/28	1,845	1,816
	California Municipal Finance Authority Revenue	4.200%	8/1/40	3,150	3,013
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/34	450	438
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/34	380	372
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/39	600	588
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	575	586
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	595	601
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	740	747
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,301
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/44	900	907
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	395
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/34	300	297
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,148
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/39	700	683
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/39	275	284
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,578
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	646
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	625	629
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	1,000	1,006
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	4,500	4,522
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	442
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,700	1,730
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,245	1,248
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	446
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	2,360	2,380
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	460
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	1,450	1,463
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	514
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,245	1,329
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	506
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,325	1,425
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	539
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,900	2,056
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,000	2,175
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,000	2,173
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,875	2,039
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,125	1,217
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,335
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,538
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,648
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	648
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,299
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,350
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,422
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,213
[11]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	2,795	2,530
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	1,940
[1,11]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/2/25	63,440	63,440
[11]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/34	375	375
[11]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/39	3,300	3,176
[11]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/44	6,630	6,243
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,358
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	718
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/26	405	404
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	255
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	530
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,116
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	773
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	280
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,155
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	625	628
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	300
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	1,230	1,231
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/30	300	303
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	846
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	300
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	350
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,480	3,365

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	1,210	1,056
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	450
[11]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,480	2,458
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	920	930
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/32	640	655
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	490
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/34	725	733
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/34	1,000	973
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	515
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	405	379
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,069
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	1,860	1,722
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/39	800	820
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,350
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	459
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	4,012
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/42	875	846
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/44	1,000	925
[11]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/26	295	286
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	430	435
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	328
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	355	368
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,001
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,013
[11]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,787
[11]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,263
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	105	106
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	333
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	380	383
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	110	113
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	280	287
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	315	326
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	310	321
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	330	344
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	240	250
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	200	210
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/39	1,000	1,006
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	2,700	2,410
[11]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/30	295	277
[11]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/40	3,000	2,975
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/31	260	244
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/41	775	608
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	125	86
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	300	195
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	162
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	235
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	221
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	269
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	590
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	959
[11]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/31	1,000	980
[11]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/41	1,730	1,481
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,699
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,210
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,181
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	13,594
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	5,600	6,009
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	12,750	13,785

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	11,996
California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	1,000
California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	284
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,085
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,634
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	1,750	1,900
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,464
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/40	1,250	1,336
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	693
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,000	1,052
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,255
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,047
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	1,160	1,088
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,675	1,746
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	3,750	3,898
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	2,775
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/47	1,420	1,285
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/27	2,635	2,738
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/28	4,000	4,146
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/29	5,235	5,411
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/30	2,435	2,513
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/32	2,000	2,058
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/34	2,575	2,643
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,488
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,260
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	1,980
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	3,903
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,082
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,175	1,305
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	3,973
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	2,250	2,523
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,681
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,117
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	3,250	3,660
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,227
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,320
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	2,750	3,104
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,318
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	684
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/35	4,095	4,621
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	2,130	2,382
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	628
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/36	5,085	5,675
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	905
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	3,705	4,099
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	8,000	8,781
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,619
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,107
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,085
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	976
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,462
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,000	1,080
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	726
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,354
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/40	2,175	2,103
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,714
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/41	2,605	2,504
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/43	6,790	7,137
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	5,000	5,026
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/44	4,190	4,385
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	1,470	1,530
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/45	3,915	4,083
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/46	5,990	6,230
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	1,000	912
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	840	884
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	745	784
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,120	1,171
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,246
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,212
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	11,110	11,253

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,008
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,330
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,404
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,416
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,209
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	7,225	6,582
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	1,055	1,082
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,441
	California State University College & University Revenue	5.000%	11/1/33	6,270	6,475
	California State University College & University Revenue	4.000%	11/1/34	665	691
	California State University College & University Revenue	5.000%	11/1/34	5,000	5,150
	California State University College & University Revenue	5.000%	11/1/34	8,560	9,055
	California State University College & University Revenue	4.000%	11/1/35	580	598
	California State University College & University Revenue	5.000%	11/1/35	8,000	8,216
	California State University College & University Revenue	5.000%	11/1/35	5,000	5,265
	California State University College & University Revenue	3.125%	11/1/36	60	54
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,469
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,087
	California State University College & University Revenue	5.000%	11/1/36	10,555	11,061
	California State University College & University Revenue	5.000%	11/1/37	3,895	3,983
	California State University College & University Revenue	5.000%	11/1/37	10,465	10,908
	California State University College & University Revenue	5.000%	11/1/38	5,495	5,697
	California State University College & University Revenue	5.000%	11/1/39	1,725	1,789
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,421
	California State University College & University Revenue	5.000%	11/1/41	9,405	9,496
	California State University College & University Revenue	5.000%	11/1/41	1,285	1,394
	California State University College & University Revenue	5.000%	11/1/42	8,250	8,393
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,075
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,064
	California State University College & University Revenue	5.000%	11/1/44	1,250	1,318
	California State University College & University Revenue PUT	1.600%	11/1/26	28,940	28,058
	California State University College & University Revenue PUT	3.125%	11/1/26	5,000	4,992
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,337
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,568
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,458
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,554
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	3,025	2,720
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,538
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,588
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	921
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,364
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,648
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	61	43
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	64	45
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	100
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	56	39
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,795	1,814
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	515	520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	354
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	910	923
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	179
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,395	1,416
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	63	44
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	1,992
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	621
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,503
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	687
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	214
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,458
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,051
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	70	49
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,448
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,530
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	430
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,595
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	441
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,040
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	107

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,200	1,244
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	836
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,460
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	481
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,324
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	760
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	604
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,375
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,767
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,706
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	713
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,011
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	292
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,750	1,808
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,010
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	2,120	2,188
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,225	1,311
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	479
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,388
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,130	3,218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	870	874
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	530
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,450	1,512
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,158
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,360	2,428
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	256
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,220	2,365
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,000	1,060
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,374
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,725	1,776
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,085	2,167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,179
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,532
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,132
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	858
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,026
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	349
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,687
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	736
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/34	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	858
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,560
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,950	3,005
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	919
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,295
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,557
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	709
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,360	1,385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	178
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,037
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,323
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,996
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	1,996
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,923
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,771
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	5,500	5,161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,495

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,307
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	3,928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,071
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,383
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,121
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	552
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	7,695	7,641
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,025
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,150	1,116
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	2,850	2,995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	2,325	2,051
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,015
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	332
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	515
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	728
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/26	550	559
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/27	150	156
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/28	850	902
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/30	495	542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/31	645	708
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/32	680	743
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/33	715	778
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/34	1,400	1,517
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/36	500	536
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/37	350	374
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/38	400	424
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,505	22,949
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	13,285	14,299
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,635	9,294
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,985	5,366
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,410	6,899
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	701
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,683
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,097
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,057
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	4,863
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,014
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,575	10,742
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,775	10,945
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/33	2,090	2,025
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.500%	9/2/34	2,450	2,458
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.750%	9/2/40	1,300	1,282
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/43	5,830	5,716
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,451
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,040
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,061
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,097
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,100	2,124
[11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	709
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,498
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,402
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,026
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,763
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	2,982

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	2,954
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	2,921
[11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,510
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	4,985	4,813
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	7,450	7,193
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,405	5,220
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/35	1,730	1,683
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	675	701
[11]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	3.150%	6/2/25	42,109	42,109
[11]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	3.150%	6/2/25	48,990	48,990
	California Statewide Communities Development Authority Revenue	4.000%	10/1/42	2,590	2,333
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/28	1,855	1,864
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/36	845	852
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/39	1,200	1,250
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/44	2,500	2,503
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/28	2,480	2,501
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/29	2,200	2,233
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/31	1,140	1,110
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/32	2,065	2,046
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/33	1,435	1,438
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/34	1,885	1,968
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,000	1,028
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,915	1,957
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/42	1,495	1,476
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/43	1,500	1,495
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/44	3,235	3,254
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/34	300	287
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/34	1,205	1,209
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/34	350	373
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/34	1,645	1,647
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	506
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/39	745	764
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,012
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	1,225	1,237
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	2,180	2,204
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	500	496
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,082
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,184
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,570
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,209
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,638
	Campbell Union School District GO	0.000%	8/1/37	4,095	2,533
	Campbell Union School District GO	0.000%	8/1/38	4,700	2,744
[4]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/30	9,215	7,556
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,305
	Carlsbad Unified School District GO	6.125%	8/1/31	145	166
	Carlsbad Unified School District GO	4.000%	5/1/33	720	722
	Carlsbad Unified School District GO	3.000%	8/1/33	300	286
	Carlsbad Unified School District GO	4.000%	5/1/34	685	686
	Carlsbad Unified School District GO	3.000%	8/1/34	500	468
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,022
	Carlsbad Unified School District GO	3.000%	8/1/35	500	461
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,080
	Carlsbad Unified School District GO	3.000%	8/1/36	500	454
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,235
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,317
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	125
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	236
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	272

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	271
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	330
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	329
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/41	1,000	1,068
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/42	3,815	4,040
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,750	1,842
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/44	925	971
	Castro Valley Unified School District GO	4.000%	8/1/33	750	752
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	125
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	300	300
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	126
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	300	303
	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/26	580	592
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	396
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	300	305
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	107
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	250	255
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/28	900	957
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	429
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	250	255
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	307
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/30	710	777
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	382
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	300	305
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/31	255	283
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	987
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	910	1,017
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	270	303
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,733
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/33	285	322
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,249
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/34	600	678
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	402
[5]	Center Unified School District GO	4.000%	8/1/34	210	211
[5]	Center Unified School District GO	3.000%	8/1/35	950	872
[5]	Center Unified School District GO	3.000%	8/1/36	535	486
[5]	Center Unified School District GO	3.000%	8/1/38	1,310	1,133
[5]	Center Unified School District GO	3.000%	8/1/40	600	500
[2]	Centinela Valley Union High School District GO	0.000%	8/1/27	670	626
[2]	Centinela Valley Union High School District GO	0.000%	8/1/28	685	619
[2]	Centinela Valley Union High School District GO	3.000%	8/1/36	3,205	2,823
	Central Unified School District GO	0.000%	8/1/33	500	366
	Central Unified School District GO	0.000%	8/1/34	300	210
	Central Unified School District GO	0.000%	8/1/35	300	199
	Central Unified School District GO	0.000%	8/1/36	235	148
	Central Unified School District GO	0.000%	8/1/37	500	298
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	92,130	96,353

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cerritos Community College District GO	4.000%	8/1/43	1,440	1,383
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	956
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,463
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,469
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,564
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,261
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	349
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	477
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	447
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	748
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	377
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	367
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	407
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	747
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	519
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	631
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	411
	Chaffey Joint Union High School District GO	0.000%	8/1/35	1,090	729
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	611
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	408
	Chico CA Sewer Revenue	5.000%	12/1/26	415	429
	Chico Unified School District GO	4.000%	8/1/28	300	311
	Chico Unified School District GO	3.000%	8/1/38	900	777
	Chico Unified School District GO	3.000%	8/1/39	765	645
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,233
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/29	350	353
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/34	650	689
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,476
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/39	835	858
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/44	795	795
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,309
[5]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	1,195	1,197
[5]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/30	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/29	500	432
	Chino Valley Unified School District GO	0.000%	8/1/30	600	499
	Chino Valley Unified School District GO	0.000%	8/1/32	935	718
	Chino Valley Unified School District GO	0.000%	8/1/33	700	514
	Chino Valley Unified School District GO	0.000%	8/1/34	580	407
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	934
	Chino Valley Unified School District GO	0.000%	8/1/35	550	367
	Chino Valley Unified School District GO	0.000%	8/1/36	670	424
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	599
	Chino Valley Unified School District GO	0.000%	8/1/37	800	479
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	761
	Chino Valley Unified School District GO	0.000%	8/1/38	1,000	564
	Chino Valley Unified School District GO	0.000%	8/1/39	2,000	1,064
	Chino Valley Unified School District GO	4.000%	8/1/45	2,000	1,839
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,996
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,165
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	3,932
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,400
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,154
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	944
	Citrus Community College District GO	0.000%	6/1/34	3,000	2,174
[5]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,143
[5]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,439
[5]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,840
[5]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,030
[5]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,025
[5]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,218
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,289
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	434
[4]	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,870
[4]	Clovis Unified School District GO	0.000%	8/1/28	6,705	6,067
[4]	Clovis Unified School District GO	0.000%	8/1/29	1,115	974
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,405
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,268
	Clovis Unified School District GO	0.000%	8/1/33	2,700	2,022
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,444
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,900

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clovis Unified School District GO	5.250%	8/1/40	650	693
[2]	Coachella Valley CA Unified School District GO	0.000%	8/1/34	2,245	1,606
[2]	Coachella Valley CA Unified School District GO	0.000%	8/1/39	3,405	1,842
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,506
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,583
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,128
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,646
	Coast Community College District GO	3.000%	8/1/38	3,995	3,460
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,665
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,013
[2]	Coast Unified School District GO	0.000%	8/1/28	1,000	882
[2]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,590
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/44	1,100	1,158
[2]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/29	1,595	1,626
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/25	405	405
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/26	475	484
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/27	555	577
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/28	335	348
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/29	275	285
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/31	270	280
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/32	530	548
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/33	250	250
[5]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,236
[5]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,080
[5]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,002
[5]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	742
[2]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	2,790	2,917
[2]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/28	2,395	2,550
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,640
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,230
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	958
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,292
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	846
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,659
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,290
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,767
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,072
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,355
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,073
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	5,820
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	457
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	767
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	987
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,483
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	804
[6]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,318
[6]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,475
[6]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,401
[6]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,165
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	501
	Corona-Norco Unified School District GO	3.000%	8/1/44	5,750	4,386
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,800	1,560
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	5,000	3,869
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,465	15,260
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	6,995	5,541
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	16,910	12,247
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	9,450	7,421
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,785
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,444
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,525	3,669
	Cupertino CA COP	4.000%	6/1/28	700	725
	Cupertino CA COP	4.000%	6/1/30	865	909
	Cypress School District GO	0.000%	8/1/29	1,845	1,619
[5]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,097
[5]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,071
[5]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,367
[5]	Davis Joint Unified School District GO	3.000%	8/1/37	1,000	878
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,479
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	920

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,596
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	215	215
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	970	971
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,555	1,535
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,860	5,090
	Desert Community College District GO	4.000%	8/1/43	2,000	1,921
	Desert Community College District GO	4.000%	8/1/44	3,440	3,256
	Desert Community College District GO	4.000%	8/1/45	5,000	4,678
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,034
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/31	1,325	1,469
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	1,485	1,660
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,560	1,755
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	177
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	207
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	131
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	125
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	420
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	192
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	362
[5]	Dixon Unified School District GO	3.000%	8/1/43	1,000	804
	Dry Creek Joint Elementary School District GO	0.000%	8/1/36	1,690	1,094
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	297
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	243
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	308
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	136
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	519
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	467
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	567
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	589
	Dublin Unified School District GO	3.000%	8/1/41	1,150	933
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,042
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,350
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	933
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	693
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,555
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,133
[11]	East Bay Municipal Utility District Water System Revenue TOB VRDO	3.000%	6/2/25	2,555	2,555
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,332
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	4,600	5,309
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	3,900	4,452
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,376
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/40	1,750	1,936
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	1,750	1,900
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	1,725	1,873
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	1,100	1,187
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	2,500	2,697
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	1,000	1,073
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	1,350	1,449
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	850	908
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,000	1,068
[2]	East Side Union High School District GO	0.000%	8/1/27	300	279
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,885
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,326
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,288
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,197
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,852
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,919
[2]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,660
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	3,874
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,051
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,345
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,793
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,615
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,429

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Community College District Foundation GO	4.000%	8/1/41	1,000	981
	El Camino Community College District Foundation GO	4.000%	8/1/42	1,025	992
	El Camino Community College District Foundation GO	4.000%	8/1/43	925	888
[4]	El Camino Healthcare District GO	0.000%	8/1/29	2,860	2,492
[4]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	3,145
[4]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,573
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,052
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
	El Dorado Irrigation District COP	5.000%	3/1/43	1,000	1,055
	El Dorado Irrigation District COP	5.000%	3/1/44	1,000	1,052
	El Dorado Irrigation District COP	4.000%	3/1/46	1,750	1,573
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,275
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,358
[6]	El Monte City CA School District GO	0.000%	8/1/32	1,000	775
	El Monte Union High School District GO	4.000%	6/1/31	100	101
	El Monte Union High School District GO	4.000%	6/1/32	185	186
	El Monte Union High School District GO	4.000%	6/1/33	285	286
	El Monte Union High School District GO	4.000%	6/1/34	345	346
[5]	El Rancho Unified School District GO	5.500%	8/1/26	435	448
[5]	El Rancho Unified School District GO	5.000%	8/1/27	110	115
[5]	El Rancho Unified School District GO	5.500%	8/1/27	375	398
[5]	El Rancho Unified School District GO	5.500%	8/1/28	375	407
[10]	El Rancho Unified School District GO	0.000%	8/1/30	475	398
[5]	El Rancho Unified School District GO	5.500%	8/1/36	350	405
[5]	El Rancho Unified School District GO	5.500%	8/1/36	525	607
[5]	El Rancho Unified School District GO	5.500%	8/1/37	320	367
[5]	El Rancho Unified School District GO	5.500%	8/1/38	225	256
[5]	El Rancho Unified School District GO	5.500%	8/1/39	300	339
[5]	El Rancho Unified School District GO	5.500%	8/1/40	625	698
[5]	El Rancho Unified School District GO	5.500%	8/1/41	600	665
[5]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,103
[5]	El Rancho Unified School District GO	5.500%	8/1/43	750	824
	El Segundo Unified School District GO	3.000%	8/1/43	1,000	778
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/33	1,325	1,295
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,009
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	3,989
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,753
[5]	Elk Grove Unified School District COP	3.000%	2/1/37	700	615
	Elk Grove Unified School District GO	2.000%	8/1/37	4,335	3,256
	Elk Grove Unified School District GO	2.000%	8/1/38	5,055	3,644
	Elk Grove Unified School District GO	2.000%	8/1/39	4,000	2,801
	Elk Grove Unified School District GO	2.000%	8/1/40	3,735	2,541
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	8,765
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,562
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,323
[6]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,645
[6]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,502
[6]	Evergreen School District GO	0.000%	8/1/26	2,200	2,121
	Evergreen School District GO	4.000%	8/1/35	335	336
[6]	Fairfield CA COP	0.000%	4/1/33	3,345	2,512
[6]	Fairfield CA COP	0.000%	4/1/34	940	675
[6]	Fairfield CA COP	0.000%	4/1/36	3,835	2,504
[6]	Fairfield CA COP	0.000%	4/1/38	3,845	2,245
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	4,916
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,041
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,009
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/29	12,000	10,741
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,268
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,402
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,490
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,607
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	7,105	6,665
[11,15]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.100%	6/2/25	17,330	17,330
[11,15]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.100%	6/2/25	18,705	18,705
[15]	FHLMC Multifamily VRD Certificates Revenue	2.350%	12/15/35	13,930	11,459
[6]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/33	1,205	901
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	680	694
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	152

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	173
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,869
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	114
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	715	726
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	400	410
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/44	750	752
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	502
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,731
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	267
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,817
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	273
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,907
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	273
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	282
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	141
	Fontana CA Special Tax Revenue	5.000%	9/1/30	155	166
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	202
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	250
	Fontana CA Special Tax Revenue	5.000%	9/1/32	170	182
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	408
	Fontana CA Special Tax Revenue	5.000%	9/1/34	120	129
	Fontana CA Special Tax Revenue	5.000%	9/1/44	750	763
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/30	1,200	1,253
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	967
[3,4]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,493
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,899
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	589
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/34	10,000	7,315
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	937
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	892
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	851
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,061
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	712
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,286
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	705
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	349
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	722
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	868
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	416
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	2,000	2,172
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	478
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	809
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,279
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/32	6,500	7,371
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,473
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,432
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	9,377	9,627
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,475
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,404
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	11,440
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	11,845	11,221
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/32	275	277
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/33	500	475
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/35	535	495
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/38	950	832
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/40	830	705
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,265
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,209
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,834
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/35	6,555	5,731
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,328	12,861
[15]	Freddie Mac Pool	3.550%	11/1/32	4,605	4,431
[15]	Freddie Mac Pool	3.600%	1/1/33	913	876
[15]	Freddie Mac Pool	3.180%	9/1/33	8,827	8,264
[15]	Freddie Mac Pool	3.800%	11/1/34	1,429	1,381
[15]	Freddie Mac Pool	3.600%	7/1/40	4,004	3,584

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Freddie Mac Pool	3.200%	9/1/40	11,187	9,620
[15]	Freddie Mac Pool	3.400%	11/1/40	9,915	8,787
[15]	Freddie Mac Pool	3.850%	7/1/41	9,939	9,000
[15]	Freddie Mac Pool	3.750%	7/1/42	4,451	4,352
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,039
	Fremont Union High School District GO	5.000%	8/1/25	795	798
	Fremont Union High School District GO	5.000%	8/1/28	750	806
	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,828
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,829
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,818
	Fremont Union High School District GO	5.000%	8/1/40	4,650	4,989
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,126
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,250
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,215
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,707
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,060
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	769
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,141
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,545
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	541
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	503
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,525
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	549
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	551
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,102
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	649
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,226
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	576
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	606
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	533
	Fresno Unified School District GO	4.000%	8/1/28	385	399
	Fresno Unified School District GO	4.000%	8/1/29	550	567
	Fresno Unified School District GO	4.000%	8/1/30	570	585
	Fresno Unified School District GO	4.000%	8/1/31	485	491
	Fresno Unified School District GO	4.000%	8/1/32	385	388
	Fresno Unified School District GO	3.000%	8/1/33	1,000	956
	Fresno Unified School District GO	4.000%	8/1/33	665	669
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,135
	Fresno Unified School District GO	4.000%	8/1/34	450	451
	Fresno Unified School District GO	3.000%	8/1/35	685	635
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,470
	Fresno Unified School District GO	4.000%	8/1/36	670	671
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,003
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,094
	Fresno Unified School District GO	4.000%	8/1/38	1,000	993
	Fresno Unified School District GO	5.000%	8/1/39	900	953
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,465
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,875
	Fresno Unified School District GO	5.000%	8/1/41	500	525
	Fresno Unified School District GO	5.000%	8/1/42	500	523
	Fullerton Joint Union High School District GO	4.000%	8/1/44	1,000	936
[5]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/27	3,225	3,300
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,073
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/42	1,475	1,565
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,052
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,043
[4]	Gateway CA Unified School District GO	0.000%	8/1/37	1,745	1,066
	Gavilan Joint Community College District GO	5.000%	8/1/32	2,500	2,833
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	883
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,179
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,248
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,319
	Glendale CA Community College District GO	0.000%	8/1/25	365	363
	Glendale CA Community College District GO	0.000%	8/1/26	360	347
	Glendale CA Community College District GO	0.000%	8/1/27	515	481
	Glendale CA Community College District GO	0.000%	8/1/28	780	707
	Glendale CA Community College District GO	0.000%	8/1/29	570	499
	Glendale CA Community College District GO	0.000%	8/1/30	910	768
	Glendale CA Community College District GO	0.000%	8/1/31	900	721
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	772

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,219
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/43	635	651
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,455
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	15,000	15,305
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	10,115
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	25,651
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	9,760
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,260
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,695
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,505
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,046
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,573
[10]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	4,161
[5,10]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	3,052
	Grossmont Healthcare District GO	5.000%	7/15/39	6,190	6,777
	Grossmont Healthcare District GO	5.000%	7/15/40	3,710	4,032
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,382
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,910
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,101
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,517
	Grossmont Union High School District GO	0.000%	8/1/32	5,655	4,444
[6]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,787
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,205
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,228
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	301
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,405
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	569
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	613
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	3,500	3,590
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,320
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,765
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,018
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,633
[2]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,712
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	700
	Hartnell CA Community College District GO	3.000%	8/1/38	380	335
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,438
	Hartnell CA Community College District GO	3.000%	8/1/40	635	526
[11]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	7,400	6,745
	Hayward CA COP	5.000%	11/1/27	1,000	1,055
	Hayward CA COP	5.000%	11/1/28	1,000	1,076
	Hayward CA COP	5.000%	11/1/29	1,000	1,094
	Hayward CA COP	5.000%	11/1/30	1,000	1,111
	Hayward CA COP	5.000%	11/1/31	1,000	1,126
	Hayward CA COP	5.000%	11/1/32	1,000	1,137
	Hayward CA COP	5.000%	11/1/33	1,000	1,146
	Hayward CA COP	5.000%	11/1/34	1,000	1,153
	Hayward CA Sewer Sewer Revenue	4.000%	3/1/43	4,385	4,145
	Hayward CA Sewer Sewer Revenue	4.000%	3/1/44	3,660	3,419
	Hayward Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,205	1,220
	Hayward Unified School District COP	5.000%	8/1/35	585	602
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,398
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,025
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,022
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,074
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,344
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,623
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,922
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	616
[2]	Hayward Unified School District GO	0.000%	8/1/33	1,045	778
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	909
[2]	Hayward Unified School District GO	0.000%	8/1/34	1,025	729
[6]	Hayward Unified School District GO	5.000%	8/1/34	3,000	3,394
[5]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,831
[6]	Hayward Unified School District GO	5.000%	8/1/35	2,750	3,118
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	989
[6]	Hayward Unified School District GO	5.000%	8/1/36	1,000	1,122
[2]	Hayward Unified School District GO	4.000%	8/1/37	815	809
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,499
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,000	989

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Hayward Unified School District GO	5.000%	8/1/38	1,000	1,101
[5]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,101
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,200
[5]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,299
[5]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,298
[5]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,243
[2]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,161
[2]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,239
[2]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,402
[2]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,487
[2]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,632
[2]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,812
[2]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,903
[5]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,002
	Hope Elementary School District GO	0.000%	8/1/29	660	576
	Hope Elementary School District GO	0.000%	8/1/30	500	421
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,930
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	11,575	8,661
[2,3]	Huntington Beach Union High School District GO	0.000%	8/1/34	1,390	999
[4]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	4,998
[5]	Imperial Community College District GO	0.000%	8/1/25	725	721
[5]	Imperial Community College District GO	0.000%	8/1/26	1,005	965
[5]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,463
[5]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,682
[5]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,716
[4]	Imperial Community College District GO	0.000%	8/1/30	330	275
[6]	Imperial Community College District GO	0.000%	8/1/33	1,210	897
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,510
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	170
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	186
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	187
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	274
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	310
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	290
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	224
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	581
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	998
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/27	500	520
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,262
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,058
[5]	Inglewood Unified School District GO	4.000%	8/1/27	250	256
[5]	Inglewood Unified School District GO	5.000%	8/1/29	350	365
[5]	Inglewood Unified School District GO	5.000%	8/1/30	400	417
[5]	Inglewood Unified School District GO	5.000%	8/1/33	500	518
[5]	Inglewood Unified School District GO	5.000%	8/1/34	600	620
	Inglewood Unified School District GO	5.000%	8/1/34	1,000	1,125
	Inglewood Unified School District GO	5.500%	8/1/36	1,000	1,166
[5]	Inglewood Unified School District GO	4.000%	8/1/37	260	256
	Inglewood Unified School District GO	5.500%	8/1/39	1,550	1,750
	Inglewood Unified School District GO	5.500%	8/1/41	1,800	2,001
	Inglewood Unified School District GO	5.500%	8/1/43	1,700	1,862
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	251
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	506
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	307
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	803
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	392
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,466
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	552
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	537
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,347
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	353
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,029
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	281
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	450	457
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	404
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	252

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	274
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	344
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	483
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,768
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,515
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,034
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,015
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,703
[1]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	2.200%	6/2/25	9,500	9,500
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,321
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	156
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	544
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	383
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	398
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	213
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	206
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	371
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	464
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	541
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,116
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	257
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	432
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	522
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	358
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	276
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	549
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	264
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	236
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/29	90	94
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/30	100	104
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/31	150	155
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/32	100	103
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/33	150	153
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/34	100	102
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/35	355	358
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/36	640	642
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/40	1,025	994
	Jefferson Union High School District GO	4.000%	8/1/33	200	201
	Jefferson Union High School District GO	4.000%	8/1/34	125	125
	Jefferson Union High School District GO	3.000%	8/1/35	150	138
	Jefferson Union High School District GO	3.000%	8/1/36	250	222
	Jefferson Union High School District GO	5.000%	8/1/36	300	331
	Jefferson Union High School District GO	3.000%	8/1/37	275	243
	Jefferson Union High School District GO	5.000%	8/1/38	135	147
	Jefferson Union High School District GO	5.000%	8/1/39	500	541
	Jefferson Union High School District GO	5.000%	8/1/40	340	365
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,067
	Jefferson Union High School District GO	5.000%	8/1/42	750	794
	Jefferson Union High School District GO	5.000%	8/1/42	1,075	1,151
	Jefferson Union High School District GO	5.000%	8/1/43	500	526
	Jefferson Union High School District GO	5.000%	8/1/43	1,340	1,425
	Jefferson Union High School District GO	5.000%	8/1/44	750	786
	Jefferson Union High School District GO	5.000%	8/1/44	1,480	1,564
	Jefferson Union High School District GO	5.000%	8/1/45	2,000	2,105
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	99
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,733
[5]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	372
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,746
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,882
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	602
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,473
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,215	2,536
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,814
[2]	Kern Community College District GO	0.000%	11/1/29	4,160	3,579
	Kern Community College District GO	5.250%	8/1/39	1,400	1,537
	Kern Community College District GO	5.250%	8/1/40	1,200	1,307
	Kern Community College District GO	5.250%	8/1/41	1,000	1,081

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kern High School District GO	5.000%	8/1/28	1,000	1,074
	Kern High School District GO	5.000%	8/1/29	750	820
	La Canada Unified School District GO	4.000%	8/1/33	510	513
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	153
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	204
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	227
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	359
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	475
[7]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/37	1,200	1,319
[7]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/39	1,000	1,084
[4]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,479
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	474
[5,11]	Lancaster CA School District GO TOB VRDO	3.050%	6/2/25	6,560	6,560
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/25	600	602
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/26	1,355	1,367
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/27	800	819
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/28	1,850	1,870
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/29	900	921
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/30	1,000	1,022
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/33	1,200	1,223
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,714
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,635	4,636
	Liberty Union High School District GO	4.000%	8/1/30	750	765
[2]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,591
	Liberty Union High School District GO	4.000%	8/1/31	565	569
	Liberty Union High School District GO	4.000%	8/1/32	250	252
	Liberty Union High School District GO	3.000%	8/1/35	670	616
	Liberty Union High School District GO	3.000%	8/1/37	825	728
	Liberty Union High School District GO	3.000%	8/1/38	900	777
	Liberty Union High School District GO	3.000%	8/1/39	1,000	843
	Liberty Union High School District GO	3.000%	8/1/40	1,000	820
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,339
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	552
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,023
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,084
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,345
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,692
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,501
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,598
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,342
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,707
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,294
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	101
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	350
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	326
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	485
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	522
[5]	Livermore Valley Joint Unified School District GO	4.000%	8/1/47	1,130	1,002
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	749
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	727
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	620
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,139
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	799
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	609
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	485
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	369
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	634
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	431
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	258
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	216
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	673
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	721
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	870

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,458
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,055
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,487
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	956
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	768
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,341
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,417
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	746
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	146
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,043
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	5,680	6,093
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,757
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,192
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,245	18,922
[9]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	4.484%	11/15/25	16,845	16,913
[9]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.504%	11/15/26	10,010	10,076
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	557
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	554
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	549
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	631
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,288
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,239
	Long Beach Community College District GO	4.000%	8/1/34	600	601
	Long Beach Community College District GO	4.000%	8/1/35	705	706
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,503
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,676
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,801
	Long Beach Community College District GO	3.000%	8/1/39	1,115	920
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,207
	Long Beach Community College District GO	3.000%	8/1/40	3,810	3,066
	Long Beach Community College District GO	3.000%	8/1/41	2,460	1,938
	Long Beach Community College District GO	3.000%	8/1/41	2,165	1,706
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	850
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/25	150	150
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/26	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/27	150	153
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/29	200	207
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/30	200	208
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/31	230	238
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/32	375	386
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/34	350	356
[2]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/37	400	400
[2]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/38	430	423
[6]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,587
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,397
[6]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,577
[6]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,338
[6]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,780
[6]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,925
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,058
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,895
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,395
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,552
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,346
	Los Alamitos Unified School District GO	0.000%	8/1/29	800	698
	Los Alamitos Unified School District GO	0.000%	8/1/31	550	446
	Los Alamitos Unified School District GO	0.000%	8/1/34	1,925	1,377
	Los Angeles CA Community College District GO	5.000%	8/1/27	9,500	9,984
	Los Angeles CA Community College District GO	5.000%	8/1/29	8,000	8,738
	Los Angeles CA Community College District GO	5.000%	8/1/30	7,500	8,328
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,645
	Los Angeles CA Community College District GO	5.000%	8/1/31	7,500	8,460
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,940
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,527
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,091
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	607
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/39	850	873
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/42	1,500	1,520
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/44	1,400	1,411
	Los Angeles CA Unified School District COP	5.000%	10/1/27	810	850

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District COP	5.000%	10/1/28	1,705	1,823
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	464
	Los Angeles CA Unified School District COP	5.000%	10/1/29	2,325	2,525
[5]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	536
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/27	1,190	1,250
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/28	2,495	2,670
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/29	3,400	3,692
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,107
	Los Angeles CA Unified School District GO	5.000%	7/1/28	4,395	4,684
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,145
	Los Angeles CA Unified School District GO	5.000%	7/1/32	14,780	16,642
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,313
	Los Angeles CA Unified School District GO	5.000%	7/1/33	25,000	28,305
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,409
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,422
	Los Angeles CA Unified School District GO	5.000%	7/1/34	13,000	14,766
	Los Angeles CA Unified School District GO	4.000%	7/1/35	3,075	3,131
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,383
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,418
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,632
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	5,799
	Los Angeles CA Unified School District GO	4.000%	7/1/37	8,190	8,110
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,061
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,031
	Los Angeles CA Unified School District GO	4.000%	7/1/38	10,375	10,197
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,266
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,109
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,688
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	3,907
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,070	3,975
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	9,819
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,049
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,211
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	3,984
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	3,944
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,606
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,275
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,417
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,204
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,135
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,109
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	8,353
	Los Angeles CA Unified School District GO	5.000%	7/1/44	1,800	1,895
	Los Angeles CA Unified School District GO	5.000%	7/1/45	1,000	1,047
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,452
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,500	2,838
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	2,912
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,061
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,846
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,070
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,396
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,150
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,754
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,426
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,185
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/44	4,785	5,050
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	3,000	3,153
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,503
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,523
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,396
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,177
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	7,984
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,166
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,515
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,094
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,154
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	25,453
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,508
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,119
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,228

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,142
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	21,746
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,623
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,980	6,986
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	6,791
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,432
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,216
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,793
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	5,205	5,088
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,596
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,707
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,140
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,745
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,855
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	932
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,147
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	977
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,135
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,019
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,172
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,065
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,197
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,109
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	2,530	2,482
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	3,925
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,163
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,096
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,216
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	1,912
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,460	1,551
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	3,785	3,567
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,516
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,273
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,585
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,105
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,337
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	4,000	4,295
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	8,155	8,634
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	6,850	6,240
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/43	7,500	7,898
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,105
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/44	5,000	5,343
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project)	5.000%	8/1/33	2,465	2,471
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,055
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	988
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	120	131
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,197
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/36	350	312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	700
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,857
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,045	2,312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,011
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,575	2,927
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,098
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,027
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,899
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,178
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,500	2,851
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,331
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,150
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	2,871
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	14,864
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	866
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,571
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,556
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,661
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	8,879
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,114

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,287
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,076
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,353
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,468
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	669
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,155	6,090
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,163
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	14,872
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,634
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,652
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,291
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,757
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,305
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,675
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,176
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,880	4,220
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	1,913
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,464
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,775
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	3,285	3,540
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,009
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,610
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	3,825	4,061
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	3,470	3,656
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	3,825	4,016
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	750	756
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	185	191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	6,120	6,308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,360	1,420
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,088
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	6,385	6,667
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,095	1,157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,155	1,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	435	459
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	870	919
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,185	1,252
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,145	1,209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	965	972
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	8,520	9,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	930	965
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,655	1,784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	3,140	3,385
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,360	1,466
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	400	431
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	340	355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	6,095	6,616
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,710	1,856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,500	1,628
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,597
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	150	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	580	629
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,525	1,661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	7,170	7,808
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,900	2,069
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	9,595	9,870
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	845	906
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,235	2,266
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	13,905	15,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	615	654
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	720	775
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	895	968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	6,510	6,658
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,100	2,140
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	8,195	8,725
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,845	1,979
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,090	2,257
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,000	1,094
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,160

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20,680	21,017
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,053
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	105	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	830	889
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,235	3,465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	26,070	26,419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	850	852
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	425	444
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	6,405	6,765
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,775	2,923
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,030	1,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	160	162
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,000	1,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5,575	5,623
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	100	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	7,990	8,116
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,365	1,414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,850	1,926
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	755	784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,645	1,720
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	755	763
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	670	704
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,750	1,834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	955	989
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	395	399
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,000	2,047
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	5,759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,160	3,262
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,525	3,632
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,515	1,573
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,280	2,367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	645	671
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,310	1,355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,570	2,663
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	640	664
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,059
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/39	875	881
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	23,000	23,478
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	8,700
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,795	1,857
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	25,932
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,660	10,940
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,670	1,711
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	18,565	19,109
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,250	1,308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,345	2,347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	845	835
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	12,265	12,271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,000	9,015
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,194
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,340	8,533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,775	2,835
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,775	4,898
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	800	821
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,435	2,501
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,570	1,613
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,038
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,160	3,160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	200	203
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,430	6,548
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,365	1,390
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,155	2,189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	11,630	11,824
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,030	1,047

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/44	2,250	2,362
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	2,300	2,330
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/45	2,000	2,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	14,045	14,147
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/46	1,500	1,562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	320	321
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.100%	6/2/25	19,740	19,740
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/26	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/26	290	292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	650	655
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	700	706
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	3,080	3,128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,255	1,275
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	110	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	1,005	1,036
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	285	294
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	1,095	1,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	825	850
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	85	88
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	2,335	2,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	570	575
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	640	668
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	465	486
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,870	1,952
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	315	329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	380	397
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	395	412
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	390	399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,150	1,201
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	735	762
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,575	1,601
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	2,845	2,866
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	2,185	2,308
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,326
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,405	1,484
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	45	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,015	1,072
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	670	684
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	2,130	2,250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	685	713
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	740	752
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	295	306
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	2,330	2,488
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	1,110	1,185
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	240	242
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	105	107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	280	299
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	3,230	3,332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	790	844
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	420	448
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	6,095	6,136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,430	1,542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,065	1,148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,540	1,660
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,735	1,870
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,735	1,767
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	445	459
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,340	1,388
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,425	1,547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	225	243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	275	298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,920	2,084
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	325	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	250	251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	635	646

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,210	1,244
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,055	1,090
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,215	1,291
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	345	369
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,955	1,986
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,800	5,825
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	305	314
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	35	38
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	4,775	5,200
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,095	3,275
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	340	365
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,255	1,355
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,600	1,742
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	580	595
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	100	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	830	842
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	600	602
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,375	2,443
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,205	1,303
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,120	1,179
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,195	1,282
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	415	451
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	70	74
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	630	676
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	200	201
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	245	251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,300	1,417
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	375	380
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	220	225
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	3,110	3,273
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	955	1,000
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	670	719
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	325	326
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	3,790	4,079
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,675	1,809
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	580	617
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	405	431
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	150	153
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,495	1,499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,455	4,502
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	95	99
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,325	1,397
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,245	1,297
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	585	619
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,795	2,985
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	50	54
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	190	199
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,160	1,227
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,620	1,725
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	620	630
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,720	5,770
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	185	187
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	240	249
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,325	1,387
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	240	249
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	790	830
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,755	1,826
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,290	1,362
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,820	1,927
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	785	834
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	2,935	3,082
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	495	500
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	155	156
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	3,460	3,593
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,930	6,173
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	790	813
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,270	2,363
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	430	450
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	170	178

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	4,660	4,895
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	255	255
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,935	4,027
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	2,225	2,293
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	585	604
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	890	919
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	50	52
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	720	749
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	40	41
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,090	1,129
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	110	111
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,305	7,457
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,900	1,946
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,455	7,662
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	500	510
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,930	3,027
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	635	654
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	185	191
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,435	2,507
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	700	725
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	11,950	12,163
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,000	2,049
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,125	1,145
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	250	250
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,985	2,037
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,565	3,659
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,075	5,224
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,390	2,464
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,390	3,499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,080	1,103
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	17,905	18,294
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,015	10,247
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,210	5,331
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,335	4,447
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	930	956
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,270	3,359
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,410	1,410
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,470	3,527
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,045	5,138
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,420	1,443
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,315	2,362
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	4,715	4,797
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/44	25	25
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	4,385	4,395
Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.000%	6/2/25	41,500	41,500
Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.100%	6/2/25	31,200	31,200
Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.100%	6/2/25	65,500	65,500
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,750	1,745
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	5,575	5,420
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,091	1,074
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/39	8,630	7,947
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/44	3,295	2,986
Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/28	1,750	1,749
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	2,921
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,299
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,596
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,773
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,806
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,092
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/27	1,550	1,608
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/28	1,700	1,804
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/29	1,625	1,751
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/40	5,000	5,315
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/43	1,000	1,059
Los Angeles Unified School District GO	5.000%	7/1/37	10,000	11,162
Los Angeles Unified School District GO	5.000%	7/1/44	5,000	5,275
Los Angeles Unified School District GO	5.000%	7/1/45	5,000	5,244
Los Rios Community College District GO	5.000%	8/1/30	1,140	1,190
Los Rios Community College District GO	4.000%	8/1/31	3,080	3,103

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,147
	Los Rios Community College District GO	3.000%	8/1/35	1,035	962
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,079
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,122
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/39	750	810
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/40	900	969
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/41	1,500	1,606
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/42	1,000	1,065
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/43	1,000	1,060
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/44	275	290
[4]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,536
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,200
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,082
	Manhattan Beach Unified School District GO	0.000%	9/1/28	2,220	2,014
	Manhattan Beach Unified School District GO	0.000%	9/1/31	965	791
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/27	265	271
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/28	375	387
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/29	350	364
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/30	325	338
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/32	550	566
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/39	1,110	1,082
[4]	Manteca Unified School District GO	0.000%	8/1/28	3,180	2,882
[4]	Manteca Unified School District GO	0.000%	8/1/33	5,435	4,050
[4]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,866
	Manteca Unified School District GO	5.000%	8/1/34	250	284
	Manteca Unified School District GO	5.000%	8/1/35	250	285
	Manteca Unified School District GO	5.250%	8/1/44	1,000	1,080
	Manteca Unified School District GO	5.250%	8/1/45	2,045	2,197
[11]	Manteca Unified School District GO TOB VRDO	3.100%	6/2/25	2,970	2,970
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,016
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,016
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	824
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	7,894
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,035
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	1,958
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,123
	Marin Healthcare District GO	5.000%	8/1/41	9,000	9,101
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,030
	Marina Coast Water District COP	4.000%	6/1/44	1,160	1,090
	Marina Coast Water District COP	4.000%	6/1/45	1,660	1,549
[5]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,180
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	518
	Menifee CA Special Tax Revenue	5.000%	9/1/39	820	829
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	414
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	606
	Menifee Union School District GO	4.000%	8/1/29	165	174
	Menifee Union School District GO	4.000%	8/1/30	200	212
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	480
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	733
[2]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,043
[2]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,260
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,909
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,207
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,713
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,682
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,840
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,022
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,005
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,149
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/43	1,225	1,314
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/44	1,490	1,591
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,331
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,775
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,593
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,386
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,572
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,702
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,828

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Modesto High School District GO	5.000%	8/1/36	350	394
	Modesto High School District GO	5.000%	8/1/37	300	335
	Modesto High School District GO	5.000%	8/1/39	850	911
	Modesto High School District GO	5.000%	8/1/40	505	538
	Modesto High School District GO	5.000%	8/1/41	710	752
	Modesto High School District GO	5.000%	8/1/41	700	755
	Modesto High School District GO	5.000%	8/1/42	840	884
	Modesto High School District GO	5.000%	8/1/42	750	802
	Modesto High School District GO	5.000%	8/1/43	1,185	1,241
	Modesto High School District GO	5.000%	8/1/43	775	824
	Modesto High School District GO	5.000%	8/1/44	650	688
	Modesto High School District GO	5.000%	8/1/45	1,000	1,052
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,284
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,470
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,100
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/31	660	676
[4]	Montebello Unified School District GO	0.000%	8/1/26	1,000	960
	Montebello Unified School District GO	5.000%	8/1/41	2,155	2,171
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,200	1,170
	Monterey Peninsula Community College District GO	4.000%	8/1/41	475	466
	Monterey Peninsula Community College District GO	4.000%	8/1/42	440	427
	Monterey Peninsula Community College District GO	4.000%	8/1/43	880	845
	Monterey Peninsula Community College District GO	4.000%	8/1/44	700	662
	Monterey Peninsula Community College District GO	4.000%	8/1/45	775	723
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	2,911
	Moreland School District GO	3.875%	8/1/30	1,000	1,015
	Moreland School District GO	5.000%	8/1/33	1,095	1,249
	Moreland School District GO	5.000%	8/1/34	1,250	1,434
	Moreland School District GO	5.000%	8/1/35	1,420	1,634
	Moreland School District GO	5.000%	8/1/36	1,605	1,830
	Moreland School District GO	5.000%	8/1/37	1,805	2,038
	Moreland School District GO	5.000%	8/1/38	2,015	2,249
	Moreland School District GO	5.000%	8/1/40	1,685	1,853
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/37	365	371
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/38	325	325
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/39	1,470	1,458
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/40	825	810
[5,7]	Moreno Valley CA Unified School District GO	5.000%	8/1/40	650	703
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/41	1,620	1,570
[5,7]	Moreno Valley CA Unified School District GO	5.250%	8/1/41	775	846
[5,7]	Moreno Valley CA Unified School District GO	5.250%	8/1/42	1,000	1,080
[5,7]	Moreno Valley CA Unified School District GO	5.250%	8/1/43	1,250	1,339
[5,7]	Moreno Valley CA Unified School District GO	5.250%	8/1/44	2,000	2,131
[5,7]	Moreno Valley CA Unified School District GO	5.250%	8/1/45	1,300	1,380
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/29	1,220	1,270
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/32	1,020	1,057
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	950
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	200	205
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,045
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	225	236
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/28	250	266
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,224
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	425	459
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/30	850	928
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,435
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	945
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/36	575	634
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,635
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/40	600	637
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	402
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	201
	Morongo Unified School District	5.000%	8/1/43	1,080	1,145
	Morongo Unified School District	5.000%	8/1/44	500	526
	Morongo Unified School District	5.000%	8/1/45	400	420
	Morongo Unified School District	5.000%	8/1/47	1,000	1,044
	Mount Diablo CA Unified School District GO	5.000%	8/1/31	400	447
	Mount Diablo CA Unified School District GO	5.000%	8/1/31	1,875	2,097
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	625	705
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	750	846
	Mount Diablo CA Unified School District GO	5.000%	8/1/33	545	619

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mount Diablo CA Unified School District GO	5.000%	8/1/34	525	599
	Mount Diablo CA Unified School District GO	5.000%	8/1/34	1,250	1,427
	Mount Diablo CA Unified School District GO	5.000%	8/1/35	485	555
	Mount Diablo CA Unified School District GO	5.000%	8/1/35	725	830
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,271
	Mount San Jacinto Community College District GO	3.000%	8/1/38	2,000	1,746
	Mount San Jacinto Community College District GO	4.000%	8/1/43	7,500	6,979
	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/35	400	388
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/40	500	502
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/45	875	851
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	342
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	294
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	369
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	442
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	465
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	222
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	571
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	343
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	596
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	414
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	412
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	332
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	304
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	328
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,009
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	316
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	298
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	295
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	269
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,141
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	341
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,379
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,451
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,346
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/32	500	526
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/34	350	366
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/35	450	469
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/37	1,220	1,264
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	272
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	520
	Mountain View-Whisman School District GO	3.000%	9/1/39	2,200	1,892
	Mountain View-Whisman School District GO	3.000%	9/1/40	1,000	844
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,295
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,207
	Mountain View-Whisman School District GO	4.000%	9/1/45	2,535	2,440
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	515	541
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	370	388
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,735	1,822
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	8,530	10,039
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	10,385	12,244
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	18,806
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,100	15,445
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	354
	Napa Valley Unified School District GO	0.000%	8/1/29	2,000	1,751
	Napa Valley Unified School District GO	0.000%	8/1/33	6,070	4,549
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,328
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	581
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.811%	7/20/39	26,335	23,932
	New Haven Unified School District GO	4.000%	8/1/29	100	103
	New Haven Unified School District GO	4.000%	8/1/30	100	103
	New Haven Unified School District GO	4.000%	8/1/31	100	101
	New Haven Unified School District GO	4.000%	8/1/32	100	101
	New Haven Unified School District GO	4.000%	8/1/35	325	325
	New Haven Unified School District GO	4.000%	8/1/36	155	155
[7]	New Haven Unified School District GO	5.000%	8/1/42	1,000	1,079
[7]	New Haven Unified School District GO	5.000%	8/1/44	1,000	1,060
[7]	New Haven Unified School District GO	5.000%	8/1/45	1,180	1,244
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,178
[5]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,163
[5]	Newark CA Unified School District GO	4.000%	8/1/38	885	887

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	987
[5]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	973
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,020	986
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	715	725
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,073
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,556
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,235
[4]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,290
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,104
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	502
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,653
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,822
[5]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	843
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,079
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	442
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,065
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	904
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,543
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	807
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	710
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	514
[5]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,207
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	513
[4]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,453
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,576
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,848
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,826
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	70,000	73,124
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,928
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,585
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,339
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,331
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,041
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,521
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,256
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,531
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	187
[4]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	722
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	571
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	386
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,217
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	755
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,150	940
	Novato CA Unified School District GO	3.000%	8/1/39	1,130	966
	Novato CA Unified School District GO	3.000%	8/1/42	4,075	3,255
	Novato CA Unified School District GO	3.000%	8/1/43	3,000	2,356
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/39	1,475	1,427
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/40	1,465	1,413
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,591
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,408
[8]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,598
[8]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	855
	Oakland CA GO	2.000%	1/15/34	5,505	4,624
	Oakland CA GO	2.000%	1/15/35	4,480	3,681
	Oakland CA GO	2.125%	1/15/36	4,735	3,800
	Oakland CA GO	3.000%	1/15/40	6,580	5,494
	Oakland CA GO	4.000%	1/15/47	9,450	8,247
[5]	Oakland CA GO	4.000%	1/15/47	6,385	5,616
[6]	Oceanside CA Unified School District GO	0.000%	8/1/29	3,170	2,770
[6]	Oceanside CA Unified School District GO	0.000%	8/1/30	2,050	1,730
[2]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	502
[2]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,302
	Oceanside Unified School District GO	0.000%	8/1/47	2,475	861
	Ohlone Community College District GO	3.000%	8/1/38	4,345	3,728
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/39	1,015	1,042
	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,235	3,218
	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,255
	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,031
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,202
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,190

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/32	700	787
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/33	475	537
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/34	450	508
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/35	500	566
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/36	590	656
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/41	1,000	1,062
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/42	1,025	1,079
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/43	1,050	1,099
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/45	1,000	1,036
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,182
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,468
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,187
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/27	500	524
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/28	900	960
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/29	1,000	1,084
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,056
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,281
	Orange County Water District Water Revenue	4.000%	8/15/35	790	801
	Oro Grande Elementary School District COP	4.000%	9/15/26	810	812
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,056
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,134
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,164
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	758
[6]	Oxnard School District GO	0.000%	8/1/31	1,520	1,218
[6]	Oxnard School District GO	0.000%	7/1/33	3,445	2,542
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,039
	Oxnard Union High School District GO	4.000%	8/1/31	750	756
	Oxnard Union High School District GO	4.000%	8/1/32	325	327
	Oxnard Union High School District GO	4.000%	8/1/33	375	377
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,127
	Oxnard Union High School District GO	4.000%	8/1/36	750	749
	Pajaro Valley Health Care District GO	5.000%	9/1/46	2,750	2,681
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	226
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	250
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,188
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	190	191
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	727
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,300	1,247
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/26	1,100	1,127
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	1,200	1,246
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	1,190	1,195
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	550	552
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/26	830	850
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/26	700	717
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,355	1,388
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,275	1,303
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	1,435	1,460
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	750	762
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/34	2,000	2,031
[5]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,100
[5]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	843
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,306
	Palo Alto Unified School District GO	3.250%	8/1/42	3,000	2,569
	Palomar Community College District GO	5.000%	8/1/33	2,805	2,909
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,565
	Palomar Health COP	5.000%	11/1/26	920	926
	Palomar Health COP	5.000%	11/1/27	750	736
[6]	Palomar Health GO	0.000%	8/1/26	1,250	1,186
	Palomar Health GO	5.000%	8/1/26	710	717
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,486
[6]	Palomar Health GO	0.000%	8/1/27	8,095	7,342
	Palomar Health GO	5.000%	8/1/27	1,815	1,818
[6]	Palomar Health GO	0.000%	8/1/28	955	827
	Palomar Health GO	5.000%	8/1/28	1,640	1,641
	Palomar Health GO	5.000%	8/1/28	9,240	9,244
[6]	Palomar Health GO	0.000%	8/1/29	7,835	6,458
	Palomar Health GO	5.000%	8/1/29	875	874
	Palomar Health GO	5.000%	8/1/29	4,690	4,687
	Palomar Health GO	4.000%	8/1/30	2,150	2,040
	Palomar Health GO	5.000%	8/1/30	1,995	1,988

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health GO	4.000%	8/1/31	1,670	1,565
	Palomar Health GO	5.000%	8/1/31	800	795
	Palomar Health GO	4.000%	8/1/32	5,010	4,638
	Palomar Health GO	4.000%	8/1/33	1,050	958
	Palomar Health GO	5.000%	8/1/33	1,480	1,451
	Palomar Health GO	0.000%	8/1/34	2,725	1,601
	Palomar Health GO	4.000%	8/1/34	2,100	1,890
	Palomar Health GO	0.000%	8/1/35	595	326
	Palomar Health GO	4.000%	8/1/35	100	89
	Palomar Health GO	0.000%	8/1/36	510	260
	Palomar Health GO	4.000%	8/1/36	5,015	4,369
	Palomar Health GO	0.000%	8/1/37	1,210	573
	Palomar Health GO	3.000%	8/1/37	325	249
	Palomar Health GO	4.000%	8/1/37	4,285	3,674
[2]	Palomar Health GO	0.000%	8/1/38	1,130	549
[6]	Palomar Health GO	7.000%	8/1/38	3,510	3,838
[2]	Palomar Health GO	0.000%	8/1/39	10,690	4,846
	Palomar Health GO	6.750%	8/1/40	2,500	2,622
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,353
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,750	3,775
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,000	2,954
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	306
	Paradise Unified School District COP	5.000%	5/1/36	950	968
	Paradise Unified School District COP	5.000%	5/1/39	1,100	1,107
	Paradise Unified School District COP	5.250%	5/1/44	2,000	2,001
[4]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,925	3,745
[5]	Paramount Unified School District GO	4.000%	8/1/30	70	74
[5]	Paramount Unified School District GO	4.000%	8/1/31	125	132
[5]	Paramount Unified School District GO	4.000%	8/1/34	150	155
[5]	Paramount Unified School District GO	4.000%	8/1/35	300	308
[5]	Paramount Unified School District GO	4.000%	8/1/37	390	396
[5]	Paramount Unified School District GO	4.000%	8/1/38	690	692
[5]	Paramount Unified School District GO	4.000%	8/1/40	450	444
	Paramount Unified School District GO	0.000%	8/1/42	2,000	878
[5]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,518
	Pasadena Area Community College District GO	5.000%	8/1/41	825	890
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,073
	Pasadena Area Community College District GO	5.000%	8/1/43	500	534
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/40	1,050	527
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/41	1,000	471
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/42	1,200	531
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/43	1,000	420
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	638
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	804
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,067
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,061
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	631
	Peralta Community College District GO	5.000%	8/1/30	1,280	1,408
	Peralta Community College District GO	5.000%	8/1/31	2,315	2,580
	Peralta Community College District GO	5.000%	8/1/32	2,420	2,725
	Peralta Community College District GO	5.000%	8/1/33	1,540	1,751
	Peralta Community College District GO	5.000%	8/1/34	1,470	1,685
	Peralta Community College District GO	5.000%	8/1/35	1,540	1,771
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,142
	Peralta Community College District GO	5.000%	8/1/43	2,200	2,338
	Peralta Community College District GO	5.000%	8/1/44	2,410	2,543
	Peralta Community College District GO	5.000%	8/1/45	2,000	2,100
[4]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,121
	Perris CA Union High School District GO	3.000%	9/1/36	1,090	978
	Perris CA Union High School District GO	3.000%	9/1/38	800	689
	Perris CA Union High School District GO	3.000%	9/1/39	850	715
	Perris CA Union High School District GO	3.000%	9/1/40	1,000	820
[2]	Perris CA Union High School District GO	4.000%	9/1/40	2,000	1,942
	Perris CA Union High School District GO	2.125%	9/1/41	2,500	1,642
	Piedmont Unified School District GO	3.000%	8/1/39	180	153
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	3,000	3,073
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,948

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	855	857
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	144
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	900	902
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	1,220	1,223
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	1,285	1,289
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	307
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	1,350	1,354
[2]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,177
[2]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,134
[2]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,510
[2]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,000
[2]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,085
[2]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	1,898
	Pittsburg Unified School District GO	3.500%	8/1/46	740	593
[11]	Pittsburg Unified School District GO TOB VRDO	1.990%	6/5/25	7,575	7,575
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	121
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,370
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,345
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	869
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,060
[2]	Placer CA Union High School District GO	0.000%	8/1/29	4,425	3,878
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,031
[2]	Placer CA Union High School District GO	0.000%	8/1/31	8,800	7,187
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	426
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	924
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	512
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	852
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	851
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,052
	Pomona Unified School District GO	4.000%	8/1/37	920	936
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,102
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,090
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,198
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,607
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/40	1,670	1,851
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/41	2,680	2,943
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/42	3,500	3,815
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/43	2,500	2,702
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	1,000	1,074
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	4,045	4,150
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	2,560	2,626
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	4,340	4,452
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	3,615	3,708
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,311
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,681
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	925	960
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/27	25	26
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	151
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	128
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	120
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	133
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	162
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	187
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	130
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	155
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	160
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	154
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	203
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	177
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	221
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	269
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	222
	Portola Valley School District GO	3.000%	8/1/35	875	813

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portola Valley School District GO	3.000%	8/1/36	640	586
	Portola Valley School District GO	3.000%	8/1/37	700	628
	Portola Valley School District GO	3.000%	8/1/38	675	589
	Portola Valley School District GO	3.000%	8/1/39	725	620
	Portola Valley School District GO	3.000%	8/1/40	530	441
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	594
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	391
[5]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,183
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,384
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,221
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,025
	Poway Unified School District GO	0.000%	8/1/30	100	85
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,937
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,513
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,790
	Poway Unified School District GO	0.000%	8/1/36	9,420	6,104
	Poway Unified School District GO	0.000%	8/1/38	6,495	3,739
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,875
	Poway Unified School District GO	0.000%	8/1/41	3,000	1,454
	Poway Unified School District GO	0.000%	8/1/46	18,860	6,618
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	779
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,760	1,768
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,005
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,500	2,561
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	145
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	192
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	321
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	273
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	402
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	373
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	351
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	164
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	372
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	508
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	213
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	720
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	436
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	823
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	468
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	937
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	181
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	202
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	243
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	887
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,100
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,092
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	468
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	3,000	2,892
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,198
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	825
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/39	800	819
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	347
[2]	Rancho Santiago Community College District GO	0.000%	9/1/28	1,000	905
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	14,450	12,195
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,340
	Ravenswood CA City School District GO	4.000%	8/1/32	130	132
	Ravenswood CA City School District GO	4.000%	8/1/36	270	270
	Ravenswood CA City School District GO	4.000%	8/1/38	975	970
	Ravenswood CA City School District GO	4.000%	8/1/40	590	576
[5]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,190
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	830
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	730
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,408
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	849
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	487
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/45	10,345	9,439
	Redlands Unified School District GO	5.000%	7/1/43	2,475	2,630
	Redlands Unified School District GO	5.000%	7/1/44	2,100	2,217
	Redlands Unified School District GO	5.000%	7/1/45	2,355	2,471

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redondo Beach Unified School District GO	5.000%	8/1/41	200	216
	Redondo Beach Unified School District GO	5.000%	8/1/42	285	305
	Redondo Beach Unified School District GO	5.000%	8/1/43	250	266
	Redondo Beach Unified School District GO	5.000%	8/1/44	300	317
	Redondo Beach Unified School District GO	5.000%	8/1/45	500	527
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,605
[10]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/25	3,350	3,336
	Redwood City School District GO	3.000%	8/1/33	1,430	1,367
	Redwood City School District GO	3.000%	8/1/40	1,490	1,233
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,378
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/28	1,000	1,067
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/30	1,285	1,361
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/32	470	495
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/33	760	798
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/37	8,225	8,524
[5]	Rialto Unified School District COP	5.000%	9/1/28	285	304
[5]	Rialto Unified School District COP	5.000%	9/1/29	335	362
[5]	Rialto Unified School District COP	5.000%	9/1/30	350	383
[5]	Rialto Unified School District COP	5.000%	9/1/31	350	387
[5]	Rialto Unified School District COP	5.000%	9/1/32	475	529
[5]	Rialto Unified School District COP	5.000%	9/1/33	850	951
[5]	Rialto Unified School District COP	5.000%	9/1/34	875	983
[5]	Rialto Unified School District COP	5.000%	9/1/35	1,555	1,732
[5]	Rialto Unified School District GO	0.000%	8/1/28	115	103
[5]	Rialto Unified School District GO	0.000%	8/1/29	140	121
[5]	Rialto Unified School District GO	0.000%	8/1/30	665	556
[5]	Rialto Unified School District GO	0.000%	8/1/31	595	479
[5]	Rialto Unified School District GO	0.000%	8/1/32	925	714
[5]	Rialto Unified School District GO	0.000%	8/1/33	860	636
[5]	Rialto Unified School District GO	0.000%	8/1/34	400	282
[5]	Rialto Unified School District GO	0.000%	8/1/35	825	552
[5]	Rialto Unified School District GO	0.000%	8/1/36	720	456
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,298
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	1,998
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	798
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	65	66
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,120
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,312
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,740
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,080
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,214
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,280
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,759
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,673
[5]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,721
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,651
	Rio Hondo CA Community College District GO	0.000%	8/1/35	5,000	3,383
	Rio Hondo Community College District GO	5.000%	8/1/42	795	851
	Rio Hondo Community College District GO	5.000%	8/1/43	500	532
	Rio Hondo Community College District GO	5.000%	8/1/44	1,250	1,323
	Rio Hondo Community College District GO	5.000%	8/1/45	1,250	1,317
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	390
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	319
[2]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	490
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/39	2,180	2,200
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	899
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	962
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,120
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,457
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/44	1,660	1,533
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,108
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	380
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	645
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	549
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	361
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	615
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,107
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,359

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,335
	Riverside Community College District GO	3.000%	8/1/33	770	734
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,652
	Riverside Community College District GO	3.000%	8/1/36	1,795	1,604
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,788
	Riverside Community College District GO	3.000%	8/1/37	5,355	4,668
	Riverside Community College District GO	3.000%	8/1/38	3,775	3,209
	Riverside Community College District GO	3.000%	8/1/38	7,065	6,006
	Riverside Community College District GO	3.000%	8/1/39	4,210	3,507
	Riverside Community College District GO	3.000%	8/1/39	7,240	6,030
	Riverside Community College District GO	3.000%	8/1/40	2,000	1,632
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,091
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,735
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	511
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,090
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,155
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,931
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,007
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	9,976
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,151
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/33	3,535	3,668
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,220	1,260
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/40	5,000	4,738
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/26	450	463
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/27	300	315
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/28	650	694
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/29	750	813
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/30	770	846
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/31	1,230	1,368
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/32	1,180	1,324
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/33	1,000	1,130
[2]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	1,160	1,166
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	520	534
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/30	750	769
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/32	590	603
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/37	1,015	1,029
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/39	3,750	3,620
[2]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/29	1,900	1,988
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	3.000%	10/1/35	340	302
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,960
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,029
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,973
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	6,805	4,682
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,080
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	3,795	3,656
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,506
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,233
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	2,502	2,181
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	668
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	634
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	580
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	667
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	681
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,148
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	972
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	1,385	1,387
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,055	1,056
	Riverside Unified School District GO	4.000%	8/1/29	850	869
	Riverside Unified School District GO	4.000%	8/1/30	850	862
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,259

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,137
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,790
	Riverside Unified School District GO	3.000%	8/1/37	4,800	4,195
	Riverside Unified School District GO	3.000%	8/1/38	2,310	1,969
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,165
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,078
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/39	500	507
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/44	690	688
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,580
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,692
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,870
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	112
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	260
	Romoland School District Special Tax Revenue	5.000%	9/1/39	610	627
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	446
	Romoland School District Special Tax Revenue	5.000%	9/1/44	565	571
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	258
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	361
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	222
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	207
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	202
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	242
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	501
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	126
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	86
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	166
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	264
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	249
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	564
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	492
	Roseville CA Special Tax Revenue	5.000%	9/1/34	250	263
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	734
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	468
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,178
	Roseville CA Special Tax Revenue	5.000%	9/1/39	1,000	1,016
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	275
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,067
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	451
	Roseville CA Special Tax Revenue	5.000%	9/1/44	700	690
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,156
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	786
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,091
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,781
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	291
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	350
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	566
[5]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,606
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	552
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	481
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	447
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,790
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	933
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	826
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,489
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,252
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	464
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	1,725	1,775
[2]	Ross Valley CA School District GO	0.000%	7/1/26	1,025	988
	Rowland Unified School District GO	4.000%	8/1/43	1,000	975

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rowland Unified School District GO	4.000%	8/1/45	2,500	2,331
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	280
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	651
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	250
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	501
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,281
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,341
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,318
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	606
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	214
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	647
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,065
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	240
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,040
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	209
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,525
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	210
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	229
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	206
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	619
[2]	Sacramento CA City Unified School District GO	6.000%	8/1/34	1,380	1,676
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	458
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,004
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,057
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,010	2,116
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,084
[5]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,171
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/43	3,320	3,514
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/44	9,730	10,244
[2]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/29	2,215	2,394
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	508
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	645
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	264
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	223
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	318
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	558
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	644
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,598
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,701
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,590
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,311
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	980
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,104
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,676
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,462
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,029
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,300
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,578
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,071
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,471
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,318
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,402
	Sacramento CA Water Revenue	5.000%	9/1/42	6,465	6,599
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/27	15,815	14,400
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/31	5,000	3,856
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/34	10,360	6,905
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,045
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,896
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,501
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,603
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	1,946
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	699
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,587
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	785
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,009
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,016
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,297
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,615
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	979
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,856

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	18,145	18,181
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,004
[5]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/38	960	961
[2]	Sacramento County CA COP	5.000%	10/1/28	695	747
[2]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,857
	Sacramento County CA Housing Authority Multifamily Tax-Exempt Bonds	4.125%	5/1/40	2,480	2,308
	Sacramento County CA Special Tax Revenue	5.000%	9/1/27	2,360	2,437
	Sacramento County CA Special Tax Revenue	5.000%	9/1/28	3,000	3,127
	Sacramento County CA Special Tax Revenue	5.000%	9/1/29	3,105	3,254
	Sacramento County CA Special Tax Revenue	5.000%	9/1/30	7,030	7,385
	Sacramento County CA Special Tax Revenue	5.000%	9/1/32	3,050	3,218
	Sacramento County CA Special Tax Revenue	5.000%	9/1/34	3,400	3,546
	Sacramento County CA Special Tax Revenue	5.000%	9/1/35	1,635	1,697
	Sacramento County CA Special Tax Revenue	5.000%	9/1/36	1,000	1,032
	Sacramento County CA Special Tax Revenue	5.000%	9/1/37	1,200	1,230
	Sacramento County CA Special Tax Revenue	5.000%	9/1/42	5,000	5,004
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,102
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,370
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,442
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,806
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,537
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/42	2,000	2,152
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,327
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/43	2,000	2,139
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	1,680	1,540
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/45	4,000	4,238
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,456
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	851
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	675
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	930
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,695
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,778
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	1,916
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	998
[5]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,096
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,002
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,194
	Salinas Union High School District GO	4.000%	8/1/39	1,000	986
	Salinas Union High School District GO	4.000%	8/1/40	1,000	969
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,486
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,308
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,477
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,509
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,185
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,597
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,349
[6]	San Bernardino City Unified School District COP	4.375%	10/1/43	5,000	4,790
[4]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,249
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	288
[4,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	424
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	398
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,148
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,768
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	658
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,705
[5]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	2,892
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	844
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	883
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	764
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	798
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	805
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,397
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,020
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	686
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	849
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,365
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	223
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,449
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,830
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	842

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,152
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,684
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,569
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,098
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,284
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	1,000	1,012
San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,216
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,082
San Diego CA Unified School District GO	0.000%	7/1/29	3,375	2,966
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,671
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,181
San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,823
San Diego CA Unified School District GO	0.000%	7/1/30	1,000	848
San Diego CA Unified School District GO	5.000%	7/1/30	1,000	1,105
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,835
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,526
San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,155
San Diego CA Unified School District GO	0.000%	7/1/34	2,700	1,956
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,104
San Diego CA Unified School District GO	5.000%	7/1/34	3,410	3,936
San Diego CA Unified School District GO	5.000%	7/1/34	3,000	3,463
San Diego CA Unified School District GO	0.000%	7/1/35	1,275	882
San Diego CA Unified School District GO	0.000%	7/1/35	1,025	671
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,055
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,643
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,148
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,058
San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,252
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,589
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,734
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,584
San Diego CA Unified School District GO	5.000%	7/1/37	2,770	3,114
San Diego CA Unified School District GO	3.000%	7/1/38	5,095	4,455
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,795
San Diego CA Unified School District GO	5.000%	7/1/38	1,805	2,007
San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,329
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,548
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,001
San Diego CA Unified School District GO	5.000%	7/1/39	360	390
San Diego CA Unified School District GO	5.000%	7/1/39	3,000	3,312
San Diego CA Unified School District GO	0.000%	7/1/40	1,500	795
San Diego CA Unified School District GO	5.000%	7/1/40	485	521
San Diego CA Unified School District GO	5.000%	7/1/40	2,820	3,082
San Diego CA Unified School District GO	5.000%	7/1/41	620	662
San Diego CA Unified School District GO	5.000%	7/1/41	1,000	1,084
San Diego CA Unified School District GO	5.000%	7/1/41	5,050	5,474
San Diego CA Unified School District GO	5.000%	7/1/41	2,635	2,954
San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,318
San Diego CA Unified School District GO	5.000%	7/1/42	430	456
San Diego CA Unified School District GO	5.000%	7/1/42	520	559
San Diego CA Unified School District GO	5.000%	7/1/42	4,225	4,542
San Diego CA Unified School District GO	5.000%	7/1/42	2,600	2,887
San Diego CA Unified School District GO	0.000%	7/1/43	1,000	448
San Diego CA Unified School District GO	5.000%	7/1/43	600	642
San Diego CA Unified School District GO	5.000%	7/1/43	4,000	4,278
San Diego CA Unified School District GO	5.000%	7/1/43	520	571
San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,276
San Diego CA Unified School District GO	5.000%	7/1/44	680	724
San Diego CA Unified School District GO	5.000%	7/1/44	1,575	1,676
San Diego CA Unified School District GO	5.000%	7/1/44	655	714
San Diego CA Unified School District GO	0.000%	7/1/45	4,840	1,948
San Diego CA Unified School District GO	5.000%	7/1/45	1,380	1,460
San Diego CA Unified School District GO	5.000%	7/1/45	500	541
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,760
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,383
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,126
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,284
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,584
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,012
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	871

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	2,390	2,169
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	528
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	3,915	3,310
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	5,220	4,414
	San Diego Community College District GO	4.000%	8/1/41	1,450	1,437
	San Diego Community College District GO	4.000%	8/1/42	2,000	1,934
	San Diego Community College District GO	4.000%	8/1/43	2,000	1,914
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,126
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,214
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	2,982
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	841
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,722
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,036
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,360
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	493
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	880
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	1,987
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,042
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,094
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,028
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,836
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	438
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,016
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,612
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,730
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	595
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,007
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	616
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,730
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,178
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	644
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,256
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	676
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,071
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,395
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,394
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,029
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,642
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,529
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,515
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	3,962
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,446
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,157
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,201
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,930	9,375
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,207
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,486
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,344
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,480
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,327
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,633
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,681
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,069
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	866
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,713
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,060
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	1,420	1,505
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	1,000	1,051
[2]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/26	3,665	3,519
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,050
	San Dieguito Union High School District GO	3.000%	8/1/37	1,125	1,009
	San Dieguito Union High School District GO	3.000%	8/1/38	5,690	4,967
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,040
	San Dieguito Union High School District GO	3.000%	8/1/40	2,235	1,850
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,014
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,060
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,641
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,739
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,334
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,618

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,167
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	10,410	8,038
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/31	1,915	1,927
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/30	2,180	2,244
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/31	2,265	2,288
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/32	2,355	2,370
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/33	2,450	2,462
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,147
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	7,964
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,432
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,214
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	5,911
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,044
	San Francisco CA City & County COP	5.000%	4/1/42	500	537
	San Francisco CA City & County COP	4.000%	4/1/43	500	468
	San Francisco CA City & County COP	4.000%	4/1/43	1,065	993
	San Francisco CA City & County COP	4.000%	4/1/44	1,260	1,152
	San Francisco CA City & County COP	5.000%	4/1/44	325	345
	San Francisco CA City & County COP	4.000%	4/1/45	7,590	6,773
	San Francisco CA City & County COP	4.000%	4/1/45	125	114
[11]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	285	286
[11]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	376
[11]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,014
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,070
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,620
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,586
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,497
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,061
	San Francisco CA City & County GO	4.000%	6/15/35	200	200
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,145
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	1,913
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	1,886
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,229
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,073
[11]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/32	500	530
[11]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/32	420	446
[11]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/37	500	514
[7]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/46	3,980	3,974
[11]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	45,900	45,900
[1,5,11]	San Francisco CA City & County MultiFamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	5,400	6,153
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	2,585	2,945
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,444
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,669
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	2,000	1,924
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,697
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	1,000	1,076
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,386
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	750	800
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,337
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	2,943
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,558
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	570	604
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,827
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,423
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,575
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,157
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,804
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,330
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,708

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,435
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	4,875	4,795
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,666
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/40	3,500	3,761
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	2,250	2,398
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	2,750	2,909
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,398
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	1,555	1,637
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,635	2,760
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,221
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,216
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,700
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,240
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	4,934
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,085
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,380
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,689
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	1,250	1,134
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	25,340	25,809
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	11,215	11,715
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	36,456
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	495	526
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,375	1,557
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,133
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,490	1,688
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,190	1,348
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,500	1,699
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,194
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,618
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,772
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,331
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,056
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	401
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	522
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	511
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	902
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	769
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	615
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	950
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	873
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	761
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	562
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	627
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	788
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	511
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	460

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	457
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,015
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	680
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	669
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	709
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	669
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	405
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	910
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	353
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	631
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/43	2,210	2,296
	San Francisco Community College District GO	5.000%	6/15/29	760	817
[5]	San Francisco Community College District GO	5.000%	6/15/30	575	632
	San Francisco Community College District GO	5.000%	6/15/31	500	545
[5]	San Francisco Community College District GO	5.000%	6/15/31	430	478
	San Francisco Community College District GO	5.000%	6/15/32	805	873
[5]	San Francisco Community College District GO	5.000%	6/15/32	575	648
	San Francisco Community College District GO	4.000%	6/15/33	850	874
[5]	San Francisco Community College District GO	5.000%	6/15/33	750	851
	San Francisco Community College District GO	4.000%	6/15/34	595	608
[5]	San Francisco Community College District GO	5.000%	6/15/34	800	913
[5]	San Francisco Community College District GO	5.000%	6/15/39	1,200	1,301
[5]	San Francisco Community College District GO	5.000%	6/15/40	1,600	1,716
[5]	San Francisco Community College District GO	5.000%	6/15/41	5,300	5,640
[5]	San Francisco Community College District GO	5.000%	6/15/42	5,665	5,980
[5]	San Francisco Community College District GO	5.000%	6/15/43	6,335	6,648
[5]	San Francisco Community College District GO	5.000%	6/15/44	5,000	5,230
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,270
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	578
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,151
	San Francisco Unified School District GO	5.000%	6/15/33	1,220	1,375
	San Francisco Unified School District GO	5.000%	6/15/34	1,410	1,580
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	1,989
	San Francisco Unified School District GO	5.000%	6/15/35	1,200	1,333
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,504
	San Francisco Unified School District GO	5.000%	6/15/36	2,750	3,031
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,043
	San Francisco Unified School District GO	3.000%	6/15/38	9,120	7,900
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,224
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,635
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,171
	San Francisco Unified School District GO	5.000%	6/15/39	2,750	2,958
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	5,848
	San Francisco Unified School District GO	5.000%	6/15/40	3,000	3,204
	San Francisco Unified School District GO	5.000%	6/15/41	1,100	1,167
	San Francisco Unified School District GO	5.000%	6/15/42	1,395	1,470
	San Francisco Unified School District GO	5.000%	6/15/43	1,855	1,945
	San Gabriel Unified School District GO	0.000%	8/1/36	1,300	826
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,098
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,182
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,241
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,357
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,519
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,654
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,807
[5]	San Jacinto Unified School District GO	3.750%	8/1/41	300	272
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,335
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,528

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	5,905
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,543
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,736
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	17,720
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	95
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	140	114
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	898
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	511
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	10,890
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,082
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	81
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,749
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,422
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	435
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	602
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	306
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	464
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	2,000	1,807
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,200	2,200
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	204
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	176
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	237
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	294
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	405
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	763
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	792
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	826
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	832
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	377
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	380
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,006
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	621
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	753
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,260
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	72,790	78,854
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,029
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	709
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	997
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	860
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,010
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,602
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	2,986
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,564
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,292
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,453
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,447
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,168
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,336
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	2,455	2,568
[4]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,679
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,837
	San Juan Unified School District GO	4.000%	8/1/30	700	724
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,011
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,279
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,362
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,435
	San Juan Unified School District GO	2.375%	8/1/41	1,955	1,353
	San Juan Unified School District GO	4.000%	8/1/41	1,500	1,471
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,230
	San Juan Unified School District GO	4.000%	8/1/42	2,500	2,426
	San Juan Unified School District GO	4.000%	8/1/43	2,510	2,411
	San Juan Unified School District GO	4.000%	8/1/44	3,415	3,255
[5]	San Leandro Unified School District GO	4.000%	8/1/28	200	207
[5]	San Leandro Unified School District GO	4.000%	8/1/30	355	364
[5]	San Leandro Unified School District GO	4.000%	8/1/31	415	420
[5]	San Leandro Unified School District GO	4.000%	8/1/32	500	503
[5]	San Leandro Unified School District GO	4.000%	8/1/33	400	402
[5]	San Leandro Unified School District GO	4.000%	8/1/34	670	672
[5]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,233
[5]	San Leandro Unified School District GO	4.000%	8/1/35	275	275

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,354
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	157
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	121
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	101
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	100
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	317
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	614
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	136
	San Luis Obispo County Community College District GO	4.000%	8/1/40	500	496
	San Luis Obispo County Community College District GO	4.000%	8/1/41	700	686
	San Luis Obispo County Community College District GO	4.000%	8/1/42	900	870
	San Luis Obispo County Community College District GO	4.000%	8/1/43	900	861
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,765
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,798
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,733
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	628
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	930
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	782
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,103
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	883
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,176
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,032
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,364
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,795
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,288
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,683
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,225
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,623
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	915
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,950
	San Marcos Unified School District GO	4.000%	8/1/32	300	301
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,175
	San Marcos Unified School District GO	0.000%	8/1/41	3,000	1,465
	San Marcos Unified School District GO	0.000%	8/1/42	1,140	525
	San Marcos Unified School District GO	0.000%	8/1/43	1,500	657
[4]	San Mateo County Community College District GO	0.000%	9/1/28	6,550	5,931
[4]	San Mateo County Community College District GO	0.000%	3/1/31	2,375	1,975
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,701
[4]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,594
[4]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	12,396
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	983
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,169
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,541
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,606
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,747
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,257
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,239
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,254
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,290
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,108
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,338
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,682
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,184
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	7/15/26	5,000	5,057
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	110
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,164
[2]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,678
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	408
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,194
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,670
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,079
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,202
	San Rafael CA City High School District GO	3.000%	8/1/38	2,875	2,516
	San Rafael CA City High School District GO	3.000%	8/1/39	2,500	2,132
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,197
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,755
[4]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,854
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,625
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	728
[10]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/27	1,700	1,601

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/28	1,800	1,634
[5]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/26	1,595	1,597
[5]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/27	1,670	1,673
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/26	100	101
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/27	100	103
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/28	115	119
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/29	100	104
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/30	105	110
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/31	200	211
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/32	125	131
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/36	530	542
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/37	300	304
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/38	290	219
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/39	870	650
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/40	300	294
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,579
[4]	San Ysidro School District GO	0.000%	8/1/29	1,100	946
[2]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,188
[2]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,177
[2]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,223
[2]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,292
[5]	San Ysidro School District GO	5.000%	8/1/45	2,840	2,965
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	485
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,149
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,158
[5]	Sanger Unified School District GO	3.000%	8/1/35	680	622
[5]	Sanger Unified School District GO	3.000%	8/1/36	750	678
[5]	Sanger Unified School District GO	3.000%	8/1/37	820	730
[5]	Sanger Unified School District GO	4.000%	8/1/37	330	333
[5]	Sanger Unified School District GO	3.000%	8/1/39	375	320
[5]	Sanger Unified School District GO	4.000%	8/1/39	330	328
[5]	Sanger Unified School District GO	4.000%	8/1/40	250	246
[5]	Sanger Unified School District GO	4.000%	8/1/41	325	316
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	357
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	509
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	514
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	502
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	882
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,354
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,226
[6]	Santa Ana Unified School District GO	0.000%	8/1/34	11,400	8,168
[6]	Santa Ana Unified School District GO	0.000%	8/1/37	3,330	2,052
	Santa Barbara County College School District GO	0.000%	8/1/33	1,000	751
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	892
	Santa Clara County CA GO	3.500%	8/1/38	70	62
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,831
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,795
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,742
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,177
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,699
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,662
	Santa Clara Unified School District GO	3.000%	7/1/32	390	380
	Santa Clara Unified School District GO	3.250%	7/1/44	7,000	5,642
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	363
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,659
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,832
	Santa Clarita Community College District GO	3.000%	8/1/33	350	334
	Santa Clarita Community College District GO	3.000%	8/1/37	800	707
	Santa Clarita Community College District GO	3.000%	8/1/38	750	649
	Santa Clarita Community College District GO	3.000%	8/1/39	900	759
	Santa Clarita Community College District GO	3.000%	8/1/40	800	657
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	367
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	328
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	362
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	366
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	203
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	311
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	407
	Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,180
	Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,242

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	160
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	165
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	110	112
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	140	142
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	136
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	250	251
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	734
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	772
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	584
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,358
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,230
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,195
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,488
	Santa Monica Community College District GO	5.000%	8/1/31	600	639
	Santa Monica Community College District GO	4.000%	8/1/33	500	503
	Santa Monica Community College District GO	4.000%	8/1/34	655	656
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,012
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	650
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	103
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	154
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	226
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	352
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	501
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	345
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,267
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	946
[2,10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	10,001
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	751
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	910
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	956
[5]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,526
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	767
[5]	Santa Rosa High School District GO	4.000%	8/1/37	425	425
[5]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,083
[5]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	964
[5]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,178
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,217
[4]	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,845
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	698
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	518
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	602
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,149
[2]	Savanna School District GO	0.000%	8/1/44	1,765	717
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	301
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	689
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	997
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,927
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,768
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,351
[2]	Simi Valley Unified School District GO	0.000%	8/1/30	2,975	2,531
	Simi Valley Unified School District GO	4.000%	8/1/32	200	201
	Simi Valley Unified School District GO	3.000%	8/1/35	525	483
	Simi Valley Unified School District GO	3.000%	8/1/36	750	674
	Simi Valley Unified School District GO	3.000%	8/1/37	500	441
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	250
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	547
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	260
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	322
[2]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,578
	Solano County Community College District GO	5.000%	8/1/40	550	603
	Solano County Community College District GO	5.000%	8/1/41	600	653
	Solano County Community College District GO	5.000%	8/1/42	4,000	4,327
	Solano County Community College District GO	4.000%	8/1/43	750	720
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,779
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,733
	Sonoma Valley Unified School District GO	0.000%	8/1/29	1,500	1,313
	Sonoma Valley Unified School District GO	0.000%	8/1/30	3,500	2,955
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	332
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	517
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	961

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,379
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,263
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,634
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	16
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	32
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	48
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	81
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	97
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,470
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,017
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,232
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	370
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	559
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	692
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,652
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,807
[2]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	999
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/28	3,440	3,709
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/29	2,610	2,865
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/38	16,400	17,501
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/31	3,975	4,364
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	155	155
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,234
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	63,970	66,310
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	3,500	3,590
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	6,500	6,619
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	10,045	10,229
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,238
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	589
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	480	507
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	995	1,062
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/32	1,110	1,200
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/35	1,000	1,066
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/27	5,240	5,230
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/29	450	475
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/41	8,780	9,063
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	6,250	6,428
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	12,125	12,370
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	1,145	1,165
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/45	10,280	10,418
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,074
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,729
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.400%	6/2/25	45,300	45,300
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,487
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	407
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	11,927
	Southwestern Community College District GO	4.000%	8/1/31	300	302
	Southwestern Community College District GO	4.000%	8/1/32	250	251
	Southwestern Community College District GO	4.000%	8/1/33	300	301
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,359
	Southwestern Community College District GO	4.000%	8/1/37	400	404
	Southwestern Community College District GO	3.000%	8/1/38	900	785
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,007
	Southwestern Community College District GO	0.000%	8/1/41	1,500	752
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,693
	State Center Community College District GO	3.000%	8/1/34	1,500	1,439
	State Center Community College District GO	4.000%	8/1/34	1,000	1,002
	State Center Community College District GO	3.000%	8/1/40	5,000	4,110
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/39	750	765

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,309
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,941
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,874
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,724
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,356
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,665
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,618
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/27	1,600	1,677
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/28	1,115	1,190
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/29	1,105	1,199
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,500	1,536
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	2,890	2,945
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/34	2,070	2,105
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	693
[2]	Stockton Unified School District GO	5.000%	7/1/28	1,395	1,486
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,190	1,269
[2]	Stockton Unified School District GO	5.000%	8/1/28	2,500	2,666
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,400	1,493
[5]	Stockton Unified School District GO	5.000%	8/1/29	805	857
[2]	Stockton Unified School District GO	5.000%	8/1/29	2,580	2,794
[2]	Stockton Unified School District GO	5.000%	8/1/29	1,910	2,069
[2]	Stockton Unified School District GO	5.000%	8/1/30	3,000	3,293
[2]	Stockton Unified School District GO	5.000%	8/1/30	4,550	4,994
[2]	Stockton Unified School District GO	5.000%	8/1/31	2,875	3,193
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	479
[5]	Stockton Unified School District GO	5.000%	8/1/33	750	848
[2]	Stockton Unified School District GO	4.000%	8/1/34	2,500	2,592
[2]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,029
[5]	Stockton Unified School District GO	5.000%	8/1/35	965	1,094
[2]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,043
[5]	Stockton Unified School District GO	5.000%	8/1/36	1,500	1,680
[2]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,284
[5]	Stockton Unified School District GO	5.000%	8/1/37	1,620	1,782
[5]	Stockton Unified School District GO	5.000%	8/1/37	1,425	1,581
[2]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,153
[5]	Stockton Unified School District GO	5.000%	8/1/38	2,020	2,202
[5]	Stockton Unified School District GO	5.000%	8/1/39	600	650
[2]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,571
[2]	Stockton Unified School District GO	3.000%	8/1/41	1,000	798
[5]	Stockton Unified School District GO	5.000%	8/1/43	2,830	2,995
[5]	Stockton Unified School District GO	5.000%	8/1/44	2,000	2,107
[5]	Stockton Unified School District GO	5.000%	8/1/45	2,000	2,096
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,002
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,277
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,363
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,282
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,259
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/39	1,175	1,210
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,956
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,044
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,007
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,312
	Sweetwater Union High School District GO	3.000%	8/1/25	455	455
[2]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,465
[2]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,633
[2]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	728
[2]	Sweetwater Union High School District GO	0.000%	8/1/38	720	393
[11]	Sweetwater Union High School District GO TOB VRDO	2.950%	6/2/25	9,915	9,915
[5]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	330
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/27	430	445
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/28	1,010	1,056
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/29	1,290	1,358
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/31	600	638
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/32	1,000	1,067
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/33	1,000	1,065
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/34	850	906
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/38	4,250	4,421
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/42	6,905	6,984
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/26	1,450	1,482

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/27	1,000	1,037
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/28	555	584
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/29	500	524
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/30	535	560
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/31	1,000	1,043
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/32	785	817
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/33	1,650	1,714
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/34	1,705	1,766
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/35	2,620	2,708
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/36	2,765	2,848
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/37	2,350	2,412
[4]	Temple City Unified School District GO	0.000%	8/1/27	1,000	932
[4]	Temple City Unified School District GO	0.000%	8/1/28	2,500	2,257
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,250
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,039
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,860	1,950
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,193
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,057
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,052
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,542
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,188
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,470	3,414
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,267
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,531
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,626
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,785
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,855	1,729
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,232
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,053
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	1,992
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,515	1,585
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,049
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,825
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,300
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,364
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,106
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,026
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	2,000	2,043
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	5,475	5,565
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	2,000	2,026
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	1,535	1,458
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	211
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	237
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	267
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	297
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	326
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,097
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	625
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,923
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,400
[2]	Tracy Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	960	963
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/26	600	611
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/27	615	633
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/27	1,245	1,276
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/28	720	747
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/29	665	693
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/30	1,000	1,040
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/31	600	623
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/32	1,290	1,333
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/33	1,400	1,442
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/34	600	616
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,745	1,788
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/37	1,100	1,119
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/38	1,000	1,012
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/38	600	602
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/39	1,000	1,007
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/40	1,165	1,165
[5]	Tulare Local Health Care District GO	4.000%	8/1/26	515	520
[5]	Tulare Local Health Care District GO	4.000%	8/1/27	580	591
[5]	Tulare Local Health Care District GO	4.000%	8/1/28	435	447

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Tulare Local Health Care District GO	4.000%	8/1/29	735	757
[5]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,362
[5]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,404
[5]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,067
[5]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,323
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,819
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,736
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,474
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,304
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	3,923
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,644
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,504
[5]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,479
[2]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,802
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,158
[4]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,162
[4]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	1,035
[2]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,383
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,367
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,014
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,255
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,168
	Union Elementary School District GO	0.000%	9/1/29	110	96
[4]	Union Elementary School District GO	0.000%	9/1/29	8,280	7,245
	United Water Conservation District COP	5.000%	10/1/27	700	737
	United Water Conservation District COP	5.000%	10/1/28	740	795
	United Water Conservation District COP	5.000%	10/1/29	785	858
	United Water Conservation District COP	5.000%	10/1/30	835	926
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,114
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,147
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,191
	United Water Conservation District COP	4.000%	10/1/36	935	954
	United Water Conservation District COP	4.000%	10/1/37	980	990
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,014
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,050
	United Water Conservation District COP	4.000%	10/1/40	625	613
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,286
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,185
	University of California College & University Revenue	5.000%	5/15/28	6,570	6,979
	University of California College & University Revenue	5.000%	5/15/28	3,835	4,074
	University of California College & University Revenue	5.000%	5/15/29	8,250	8,915
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,407
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,407
	University of California College & University Revenue	5.000%	5/15/29	19,610	21,205
	University of California College & University Revenue	4.000%	5/15/30	7,535	7,692
	University of California College & University Revenue	5.000%	5/15/31	15,095	15,616
	University of California College & University Revenue	5.000%	5/15/31	14,500	16,059
	University of California College & University Revenue	5.000%	5/15/31	9,000	9,968
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,187
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,076
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,104
	University of California College & University Revenue	5.000%	5/15/33	3,500	3,944
	University of California College & University Revenue	4.000%	5/15/34	10,620	10,636
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,014
	University of California College & University Revenue	5.000%	5/15/34	6,395	6,576
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,591
	University of California College & University Revenue	4.000%	5/15/35	17,350	17,335
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,089
	University of California College & University Revenue	5.000%	5/15/35	4,210	4,376
	University of California College & University Revenue	5.000%	5/15/35	625	660
	University of California College & University Revenue	5.000%	5/15/35	1,775	1,945
	University of California College & University Revenue	5.000%	5/15/35	9,125	10,228
	University of California College & University Revenue	5.000%	5/15/36	5,425	5,497
	University of California College & University Revenue	5.000%	5/15/36	4,295	4,452
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,315
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,244
	University of California College & University Revenue	5.000%	5/15/36	4,205	4,615

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/36	5,000	5,488
University of California College & University Revenue	5.000%	5/15/37	9,530	9,744
University of California College & University Revenue	5.000%	5/15/37	11,710	11,973
University of California College & University Revenue	5.000%	5/15/37	14,620	15,107
University of California College & University Revenue	5.000%	5/15/37	9,665	10,425
University of California College & University Revenue	5.000%	5/15/37	2,000	2,180
University of California College & University Revenue	5.000%	5/15/37	8,825	9,618
University of California College & University Revenue	5.000%	5/15/37	37,300	41,008
University of California College & University Revenue	5.250%	5/15/37	2,170	2,454
University of California College & University Revenue	5.000%	5/15/38	19,090	19,666
University of California College & University Revenue	5.000%	5/15/38	10,065	10,598
University of California College & University Revenue	5.000%	5/15/38	5,230	5,651
University of California College & University Revenue	5.000%	5/15/38	5,000	5,402
University of California College & University Revenue	5.000%	5/15/38	11,935	13,095
University of California College & University Revenue	5.000%	5/15/38	13,550	14,867
University of California College & University Revenue	4.000%	5/15/39	2,000	1,963
University of California College & University Revenue	5.000%	5/15/39	10,000	10,501
University of California College & University Revenue	5.000%	5/15/39	11,650	12,740
University of California College & University Revenue	5.000%	5/15/39	12,130	13,265
University of California College & University Revenue	5.000%	5/15/39	10,200	11,155
University of California College & University Revenue	4.000%	5/15/40	1,725	1,682
University of California College & University Revenue	5.000%	5/15/40	3,000	3,179
University of California College & University Revenue	5.000%	5/15/40	22,000	23,817
University of California College & University Revenue	5.000%	5/15/40	12,255	13,267
University of California College & University Revenue	5.000%	5/15/40	9,920	10,739
University of California College & University Revenue	5.000%	5/15/41	4,000	4,213
University of California College & University Revenue	5.000%	5/15/41	5,000	5,313
University of California College & University Revenue	5.000%	5/15/41	5,000	5,345
University of California College & University Revenue	5.000%	5/15/41	6,605	7,103
University of California College & University Revenue	5.000%	5/15/42	5,000	5,277
University of California College & University Revenue	5.000%	5/15/42	4,000	4,245
University of California College & University Revenue	5.000%	5/15/42	2,500	2,653
University of California College & University Revenue	5.000%	5/15/42	5,600	5,974
University of California College & University Revenue	5.000%	5/15/43	18,155	18,497
University of California College & University Revenue	5.000%	5/15/43	5,010	5,257
University of California College & University Revenue	5.000%	5/15/43	8,750	9,225
University of California College & University Revenue	5.000%	5/15/43	7,100	7,520
University of California College & University Revenue	5.000%	5/15/44	2,500	2,623
University of California College & University Revenue	5.000%	5/15/44	7,875	8,263
University of California College & University Revenue	5.000%	5/15/44	10,310	10,863
University of California College & University Revenue	5.000%	5/15/45	3,025	3,162
University of California College & University Revenue	5.000%	5/15/45	4,000	4,197
University of California College & University Revenue	5.000%	5/15/46	12,955	13,523
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	6,060	6,259
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	7,866
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,328
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,459
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,158
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	11,572
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	5,040	5,160
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,415
University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,218
University of California College & University Revenue (Limited Project)	5.000%	5/15/46	3,800	3,880
University of California College & University Revenue (Limited Project)	5.000%	5/15/47	2,250	2,267
University of California College & University Revenue VRDO	2.300%	6/2/25	30,170	30,170
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	800	889
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	990	1,091
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	5,873
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,186
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,048
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,350	2,552
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	2,400	2,564
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,235	5,526
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,005
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,199
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	5,000	5,205
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	37,140	34,669
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	10,000	10,208
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	3,970	3,970
Upland CA COP	5.000%	1/1/26	1,610	1,623

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upland CA COP	5.000%	1/1/27	2,215	2,267
	Upland CA COP	5.000%	1/1/28	2,560	2,661
	Upland CA COP	5.000%	1/1/29	835	866
	Upland CA COP	5.000%	1/1/30	1,455	1,507
	Upland CA COP	5.000%	1/1/31	1,465	1,515
	Upland CA COP	5.000%	1/1/33	1,710	1,762
	Upland CA COP	5.000%	1/1/34	1,500	1,542
	Upland CA COP	4.000%	1/1/35	2,025	2,006
	Upland CA COP	4.000%	1/1/36	1,000	982
[2]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,221
[2]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,601
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	831
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,036
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,032
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,267
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/34	100	100
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	264
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	285
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	296
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	476
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	897
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,069
[5]	Val Verde Unified School District GO	3.000%	8/1/30	220	218
[5]	Val Verde Unified School District GO	4.000%	8/1/31	100	101
[5]	Val Verde Unified School District GO	4.000%	8/1/33	300	301
[5]	Val Verde Unified School District GO	4.000%	8/1/33	140	141
[5]	Val Verde Unified School District GO	4.000%	8/1/35	250	250
[2]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	973
[5]	Vallejo CA Water Revenue	4.000%	5/1/28	250	258
[5]	Vallejo CA Water Revenue	4.000%	5/1/29	150	156
[5]	Vallejo CA Water Revenue	4.000%	5/1/30	150	156
[5]	Vallejo CA Water Revenue	4.000%	5/1/31	200	209
[5]	Vallejo CA Water Revenue	4.000%	5/1/32	175	182
[5]	Vallejo CA Water Revenue	4.000%	5/1/33	150	154
[5]	Vallejo CA Water Revenue	4.000%	5/1/34	250	256
[5]	Vallejo CA Water Revenue	4.000%	5/1/36	240	243
[5]	Vallejo CA Water Revenue	4.000%	5/1/37	400	401
[5]	Vallejo CA Water Revenue	4.000%	5/1/38	500	495
[5]	Vallejo CA Water Revenue	4.000%	5/1/40	350	341
[5]	Vallejo CA Water Revenue	4.000%	5/1/41	500	483
[5]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,124
[5]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,196
[5]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,270
	Ventura Unified School District GO	4.000%	8/1/40	880	863
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,626
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,433
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	3,320	3,363
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	1,205	1,227
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,742
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,481
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,827
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	4,170	4,341
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,601
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	525
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,704
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,792
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,105	1,181
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,058
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,318
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,050
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,380
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,044
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	754
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,650
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	754
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	457
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	522
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	483

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,170
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,215
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,422
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,099
[4]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,698
[4]	Washington CA Yolo County Unified School District GO	0.000%	8/1/27	3,440	3,218
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,429
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,423
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,066
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,790
	Washington Township Health Care District GO	5.250%	8/1/40	900	975
[2]	Washington Township Health Care District GO	4.125%	8/1/41	400	391
[2]	Washington Township Health Care District GO	4.125%	8/1/42	500	485
[2]	Washington Township Health Care District GO	4.250%	8/1/43	600	586
[2]	Washington Township Health Care District GO	4.250%	8/1/45	900	871
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	901
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	793
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,525	1,541
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	773
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	441
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	954
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	774
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	413
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	774
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,025
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,188
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	422
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,568
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	789
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,393
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	774
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	150	145
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,029
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	397
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,544
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	976
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,372
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,616
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,671
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,010
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,149
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,825
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	613
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	87
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,862
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	601
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,226
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,892
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	506
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	630
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,023
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	21
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	528
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	394
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	390
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	315
[6]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	798
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	456
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,751
[6]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	819
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	455
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	517
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,740
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	644
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	629
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,216
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	657
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	699
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,040

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	884
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,300	1,032
[4,5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,444
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,312
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,648
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,021
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	738
[2,3]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,955
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	958
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,212
[5]	West Contra Costa Unified School District GO	5.000%	8/1/33	550	620
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	3,110	2,200
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,694
[5]	West Contra Costa Unified School District GO	5.000%	8/1/34	1,000	1,131
[5]	West Contra Costa Unified School District GO	5.000%	8/1/35	1,500	1,698
[2]	West Contra Costa Unified School District GO	0.000%	8/1/36	1,000	649
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,719
[5]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,000	1,116
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	662
[5]	West Contra Costa Unified School District GO	5.000%	8/1/37	800	885
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	568
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	602
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,125	1,225
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,435	1,563
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,745	1,900
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	850	932
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	562
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	592
[5]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	2,972
[5]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,250	1,347
[5]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,395	1,504
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	586
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	586
[5]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,171
[5]	West Contra Costa Unified School District GO	5.000%	8/1/40	1,100	1,178
[5]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,010
[5]	West Contra Costa Unified School District GO	5.000%	8/1/41	1,000	1,061
[5]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,472
[5]	West Contra Costa Unified School District GO	5.000%	8/1/42	1,000	1,055
[5]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,327
[5]	West Contra Costa Unified School District GO	5.000%	8/1/43	1,190	1,249
[5]	West Contra Costa Unified School District GO	5.000%	8/1/44	1,200	1,254
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	781
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	669
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,099
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,467
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,501
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	429
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	819
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,739
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	891
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	2,933
	West Sonoma County Union High School District GO	0.000%	8/1/37	1,640	1,020
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	523
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,052
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,519
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	2,955
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,422
[5]	Western Placer Unified School District GO	4.000%	8/1/31	885	892
[5]	Western Placer Unified School District GO	4.000%	8/1/31	755	761
[5]	Western Placer Unified School District GO	4.000%	8/1/32	920	924
[5]	Western Placer Unified School District GO	4.000%	8/1/34	990	992
[5]	Western Placer Unified School District GO	4.000%	8/1/34	545	546
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,234
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,303
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	6,750	6,274
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	301

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	455
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	460
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	241
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	413
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	425
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	234
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	310
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	426
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	510
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	304
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	554
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	500
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	523
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,127
	Westside Union School District GO	0.000%	8/1/32	1,055	826
[2]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,310
[2]	William S Hart Union High School District GO	0.000%	8/1/35	1,000	691
[5]	Windsor Unified School District GO	0.000%	8/1/37	2,000	1,215
[2]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,443
	Yuba Community College District GO	3.000%	8/1/28	1,000	996
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,986
					15,514,348
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/43	750	737
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	395
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,604
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,000	984
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	3,035	2,681
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,600
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	710	760
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,112
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,732
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,000	1,083
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	539
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	117
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,235	1,243
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	135	143
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,753
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/43	975	992
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	355	358
					18,833
Multiple States (0.6%)
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	23,280	21,799
[11,15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,011	25,792
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	28,836	26,247
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	29,352	24,111
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.427%	11/25/38	3,749	3,443
					101,392
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	24,252	24,888
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	27,156	28,453
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	38,039	40,701
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	9,313	6,301
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	25,958	24,954
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	10,143	9,572
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	13,135	12,128
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	2,285	1,877
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,368
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,859
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	508
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,222
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,985	3,054
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	650	665
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,290	9,519
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	1,500	1,525
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	925	935
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,445	1,463

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	4,105	3,514
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,595	1,365
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,720	9,177
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	38,763	35,655
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,521	2,319
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,301	3,649
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	750	637
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	19,031	14,761
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	15,217	10,760
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	38,201	35,630
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,723	1,605
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	2,000	1,906
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	7,578	2,418
					301,641
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	459
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,561
[7]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/33	1,175	1,283
[7]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/35	1,930	2,107
					5,410
Total Tax-Exempt Municipal Bonds (Cost $16,468,645)					15,941,624
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	17,825	10,695
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	8,537	5,228
Total Taxable Municipal Bonds (Cost $16,473)					15,923
Total Investments (99.7%) (Cost $16,485,118)					15,957,547
Other Assets and Liabilities—Net (0.3%)					54,666
Net Assets (100%)					16,012,213
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
8	Step bond.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $663,486, representing 4.1% of net assets.
12	Securities with a value of $1,284 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Non-income-producing security—security in default.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	1,865	201,770	740

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	(392)	(44,118)	(461)
Ultra Long U.S. Treasury Bond	September 2025	(279)	(32,381)	(177)
				(638)
				102

California Intermediate-Term Tax-Exempt Fund
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/1/26	BANA	4,035	Buy	10-Year MMD AAA General Obligation Scale	3.620%	47	47	—
5/6/26	RBC	1,300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	15	15	—
5/6/26	MSCS	1,190	Buy	10-Year MMD AAA General Obligation Scale	3.640%	16	16	—
5/19/26	RBC	2,100	Buy	15-Year MMD AAA General Obligation Scale	4.060%	8	8	—
5/19/26	MSCS	1,920	Buy	15-Year MMD AAA General Obligation Scale	4.060%	7	7	—
						93	93	—
BANA—Bank of America, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $16,485,118)	15,957,547
Investment in Vanguard	431
Cash	10
Receivables for Investment Securities Sold	15,044
Receivables for Accrued Income	167,427
Receivables for Capital Shares Issued	28,193
Variation Margin Receivable—Futures Contracts	179
Unrealized Appreciation—Over-the-Counter Swap Contracts	93
Other Assets	174
Total Assets	16,169,098
Liabilities
Payables for Investment Securities Purchased	129,096
Payables for Capital Shares Redeemed	17,829
Payables for Distributions	9,307
Payables to Vanguard	653
Total Liabilities	156,885
Net Assets	16,012,213
At May 31, 2025, net assets consisted of:

Paid-in Capital	16,760,746
Total Distributable Earnings (Loss)	(748,533)
Net Assets	16,012,213

Investor Shares—Net Assets
Applicable to 114,602,841 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,279,679
Net Asset Value Per Share—Investor Shares	$11.17

Admiral™ Shares—Net Assets
Applicable to 1,319,385,008 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,732,534
Net Asset Value Per Share—Admiral Shares	$11.17

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	253,376
Total Income	253,376
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,094
Management and Administrative—Investor Shares	836
Management and Administrative—Admiral Shares	5,077
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—Admiral Shares	413
Custodian Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	9
Shareholders’ Reports and Proxy Fees—Admiral Shares	50
Trustees’ Fees and Expenses	5
Other Expenses	77
Total Expenses	7,629
Expenses Paid Indirectly	(32)
Net Expenses	7,597
Net Investment Income	245,779
Realized Net Gain (Loss)
Investment Securities Sold	(41,728)
Futures Contracts	4,303
Realized Net Gain (Loss)	(37,425)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(428,861)
Futures Contracts	(35)
Swap Contracts	93
Change in Unrealized Appreciation (Depreciation)	(428,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(220,449)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	245,779	442,093
Realized Net Gain (Loss)	(37,425)	(30,243)
Change in Unrealized Appreciation (Depreciation)	(428,803)	360,372
Net Increase (Decrease) in Net Assets Resulting from Operations	(220,449)	772,222
Distributions
Investor Shares	(19,506)	(35,332)
Admiral Shares	(225,232)	(404,201)
Total Distributions	(244,738)	(439,533)
Capital Share Transactions
Investor Shares	4,612	15,318
Admiral Shares	207,174	1,110,145
Net Increase (Decrease) from Capital Share Transactions	211,786	1,125,463
Total Increase (Decrease)	(253,401)	1,458,152
Net Assets
Beginning of Period	16,265,614	14,807,462
End of Period	16,012,213	16,265,614

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.49	$11.24	$11.12	$12.22	$12.35	$12.08
Investment Operations
Net Investment Income[1]	.170	.316	.284	.251	.246	.274
Net Realized and Unrealized Gain (Loss) on Investments	(.321)	.248	.119	(1.095)	(.108)	.268
Total from Investment Operations	(.151)	.564	.403	(.844)	.138	.542
Distributions
Dividends from Net Investment Income	(.169)	(.314)	(.283)	(.250)	(.246)	(.272)
Distributions from Realized Capital Gains	—	—	—	(.006)	(.022)	—
Total Distributions	(.169)	(.314)	(.283)	(.256)	(.268)	(.272)
Net Asset Value, End of Period	$11.17	$11.49	$11.24	$11.12	$12.22	$12.35
Total Return[2]	-1.32%	5.07%	3.67%	-6.92%	1.13%	4.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,280	$1,313	$1,270	$1,361	$1,837	$1,786
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.77%	2.54%	2.20%	2.00%	2.25%
Portfolio Turnover Rate	14%	40%	46%	32%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.49	$11.24	$11.12	$12.22	$12.35	$12.08
Investment Operations
Net Investment Income[1]	.173	.325	.293	.260	.255	.283
Net Realized and Unrealized Gain (Loss) on Investments	(.321)	.248	.119	(1.094)	(.107)	.269
Total from Investment Operations	(.148)	.573	.412	(.834)	.148	.552
Distributions
Dividends from Net Investment Income	(.172)	(.323)	(.292)	(.260)	(.256)	(.282)
Distributions from Realized Capital Gains	—	—	—	(.006)	(.022)	—
Total Distributions	(.172)	(.323)	(.292)	(.266)	(.278)	(.282)
Net Asset Value, End of Period	$11.17	$11.49	$11.24	$11.12	$12.22	$12.35
Total Return[2]	-1.29%	5.16%	3.76%	-6.85%	1.21%	4.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,733	$14,952	$13,537	$13,429	$17,444	$16,169
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.08%	2.85%	2.62%	2.28%	2.08%	2.32%
Portfolio Turnover Rate	14%	40%	46%	32%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $431,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,941,624	—	15,941,624
Taxable Municipal Bonds	—	15,923	—	15,923
Total	—	15,957,547	—	15,957,547
Derivative Financial Instruments
Assets
Futures Contracts[1]	740	—	—	740
Swap Contracts	—	93	—	93
Total	740	93	—	833
Liabilities
Futures Contracts[1]	(638)	—	—	(638)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,488,036
Gross Unrealized Appreciation	55,763
Gross Unrealized Depreciation	(586,057)
Net Unrealized Appreciation (Depreciation)	(530,294)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $186,988,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $2,260,332,000 of investment securities and sold $2,219,888,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $278,685,000 and sales were $114,805,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2025		Year Ended November 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	190,847	16,864	295,681	25,942
Issued in Lieu of Cash Distributions	17,926	1,587	32,400	2,844
Redeemed	(204,161)	(18,144)	(312,763)	(27,471)
Net Increase (Decrease)—Investor Shares	4,612	307	15,318	1,315
Admiral Shares
Issued	2,034,390	180,602	3,341,082	293,126
Issued in Lieu of Cash Distributions	171,076	15,147	305,277	26,799
Redeemed	(1,998,292)	(177,687)	(2,536,214)	(222,806)
Net Increase (Decrease)—Admiral Shares	207,174	18,062	1,110,145	97,119
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

California Intermediate-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (98.2%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,036
	ABC Unified School District GO	3.000%	8/1/40	2,000	1,642
	Acalanes Union High School District GO	6.350%	8/1/39	10,000	11,049
	Acalanes Union High School District GO	6.550%	8/1/39	4,500	5,007
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/52	3,180	808
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,365
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,100	505
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,831
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,809
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	555
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	553
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,030	914
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,315
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	982
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,072
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,911
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/33	1,000	956
	Alameda County CA Unified School District GO	4.000%	8/1/52	3,950	3,460
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/34	1,000	998
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	7,000	5,734
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	1,205	1,172
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/41	1,325	1,277
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	730
[5]	Alhambra Unified School District GO	0.000%	8/1/42	2,250	1,036
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	1,961
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,537
[6]	Antelope Valley Community College District GO	5.000%	8/1/43	340	345
[6]	Antelope Valley Community College District GO	5.000%	8/1/44	285	288
	Antelope Valley Community College District GO	0.000%	8/1/46	1,800	655
	Antelope Valley Community College District GO	0.000%	8/1/48	1,570	515
	Antelope Valley Community College District GO	0.000%	8/1/49	3,660	1,145
	Antelope Valley Community College District GO	0.000%	2/1/50	5,400	1,650
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,141
[5]	Antioch Unified School District GO	4.000%	8/1/54	7,875	6,982
	Arcadia CA Unified School District GO	4.000%	8/1/47	3,255	2,995
	Arcadia CA Unified School District GO	4.000%	8/1/48	3,625	3,320
	Arcadia CA Unified School District GO	4.000%	8/1/49	4,015	3,662
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/53	11,950	12,370
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	11,656
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	12,067
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	19,895	19,761
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.450%	6/2/25	15,000	15,000
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	46,720	46,720
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	8,170	8,170
	Berkeley CA GO	2.000%	9/1/41	140	92
	Berkeley CA Unified School District GO	2.000%	8/1/39	400	286
	Berryessa Union School District GO	5.000%	8/1/40	1,270	1,294
[8]	Beverly Hills CA Unified School District GO	3.000%	8/1/38	6,560	5,753
	Beverly Hills CA Unified School District GO	3.000%	8/1/40	3,155	2,660
	Beverly Hills CA Unified School District GO	3.000%	8/1/41	2,000	1,650
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,118
	Buena Park School District GO	5.000%	8/1/38	475	530
	Buena Park School District GO	5.000%	8/1/39	530	587
	Buena Park School District GO	5.000%	8/1/41	705	769
	Buena Park School District GO	5.000%	8/1/42	750	810

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buena Park School District GO	5.000%	8/1/43	970	1,038
	Buena Park School District GO	5.000%	8/1/44	1,095	1,163
	Buena Park School District GO	5.000%	8/1/45	355	375
	Burlingame School District GO	0.000%	8/1/35	3,970	2,746
	Burlingame School District GO	3.000%	8/1/42	2,000	1,593
[9]	Cabrillo Community College District GO	0.000%	5/1/26	1,035	1,006
	California (Veterans Bond Program) GO	4.750%	12/1/42	1,000	1,015
	California (Veterans Bond Program) GO	4.850%	12/1/46	2,000	2,030
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	5/1/30	3,770	3,974
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	40,000	39,963
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	9,285	9,609
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	19,080	19,833
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	20,000	20,979
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	15,830	16,826
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	14,675	15,343
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	14,115	14,810
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	1,505	1,580
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	42,500	45,000
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	19,270	20,067
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	41,135	42,289
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	49,615	52,775
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	35,840	35,879
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	33,675	35,331
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	10,000	9,882
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	10,160	10,446
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	10,275	10,871
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	16,090	16,412
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.950%	6/2/25	1,665	1,665
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	2,418
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	920
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,649
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,500	3,819
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	971
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	105	102
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	24,410	4,851
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	257
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,274
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	1,490	1,685
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	298
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	4,470	4,515
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	14,000	15,358
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,047
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	1,973
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	12,970	14,028
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	2,335	2,267
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	7,440	7,202
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	12,215	13,130
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	1,945
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	155
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	7,346
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	8,770	8,876
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/55	25,000	25,865
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	4,743
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/55	5,130	5,232
[10]	California Educational Facilities Authority Revenue TOB VRDO	3.000%	6/2/25	3,605	3,605
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	2,000	1,628
[10]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/64	3,800	3,394
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/64	1,350	1,216
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	12,500	12,650
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	15,085	15,917
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	46,450	50,147
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	15,000	15,214
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,054
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/49	3,950	4,005
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/54	7,000	6,003
	California GO	5.000%	3/1/28	15,980	16,926

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	3/1/29	9,850	10,609
	California GO	5.000%	9/1/29	2,205	2,393
	California GO	5.000%	11/1/29	1,165	1,268
	California GO	5.000%	11/1/29	1,825	1,986
	California GO	5.000%	12/1/29	1,960	2,135
	California GO	5.000%	3/1/30	500	547
	California GO	5.000%	4/1/30	3,400	3,722
	California GO	5.000%	4/1/30	3,340	3,656
	California GO	5.000%	10/1/30	4,200	4,457
	California GO	4.000%	9/1/31	5,000	5,022
[1]	California GO	5.250%	8/1/32	7,550	8,452
	California GO	4.000%	9/1/32	2,480	2,480
	California GO	5.000%	11/1/32	2,800	2,916
	California GO	5.000%	11/1/32	2,940	3,217
	California GO	3.000%	10/1/33	1,000	964
	California GO	5.000%	11/1/33	2,395	2,607
	California GO	5.000%	9/1/34	4,890	5,483
	California GO	4.000%	10/1/34	3,845	3,858
	California GO	3.000%	11/1/34	1,000	950
	California GO	4.000%	11/1/34	4,540	4,618
	California GO	5.000%	12/1/34	16,855	18,255
	California GO	5.000%	3/1/35	2,930	3,138
	California GO	5.000%	3/1/35	11,895	12,738
	California GO	5.000%	4/1/35	13,215	13,892
	California GO	5.000%	9/1/35	2,180	2,399
	California GO	5.000%	9/1/35	1,465	1,638
	California GO	3.250%	12/1/35	235	221
	California GO	5.000%	12/1/35	3,945	4,249
	California GO	4.000%	3/1/36	15,650	15,772
	California GO	5.000%	3/1/36	1,155	1,230
	California GO	5.000%	4/1/36	3,615	3,796
	California GO	3.000%	9/1/36	7,000	6,257
	California GO	5.000%	9/1/36	3,730	4,069
	California GO	5.000%	9/1/36	2,180	2,378
	California GO	5.000%	9/1/36	27,040	29,791
	California GO	5.000%	9/1/36	12,530	13,871
	California GO	5.000%	9/1/36	15,180	16,804
	California GO	5.000%	3/1/37	5,000	5,570
	California GO	5.000%	4/1/37	3,320	3,596
	California GO	5.000%	8/1/37	6,000	6,255
	California GO	5.000%	8/1/37	5,000	5,519
	California GO	5.000%	9/1/37	16,665	18,229
	California GO	5.000%	9/1/37	600	659
	California GO	5.000%	10/1/37	7,815	8,391
	California GO	5.000%	11/1/37	15,340	16,021
	California GO	5.000%	3/1/38	5,000	5,521
	California GO	5.000%	9/1/38	2,605	2,828
	California GO	4.000%	11/1/38	1,100	1,087
	California GO	5.000%	8/1/39	14,020	15,287
	California GO	5.000%	9/1/39	1,505	1,615
	California GO	5.000%	10/1/39	1,750	1,886
	California GO	4.000%	11/1/39	5,000	4,921
	California GO	4.000%	3/1/40	4,905	4,820
	California GO	5.000%	9/1/41	27,720	29,360
	California GO	4.000%	10/1/41	10,905	10,659
	California GO	3.000%	11/1/41	4,125	3,361
	California GO	2.250%	12/1/41	480	332
	California GO	4.000%	4/1/42	1,500	1,448
	California GO	4.000%	9/1/42	1,700	1,640
	California GO	5.000%	9/1/42	23,770	25,201
	California GO	5.000%	9/1/42	3,550	3,628
	California GO	5.000%	10/1/42	22,800	24,267
	California GO	5.000%	3/1/43	7,150	7,648
	California GO	4.000%	9/1/43	8,290	7,913
	California GO	5.000%	3/1/44	2,810	2,981
	California GO	4.125%	3/1/45	2,320	2,226
	California GO	5.000%	3/1/45	1,495	1,577
	California GO	2.375%	10/1/46	2,000	1,334
	California GO	4.125%	3/1/49	1,900	1,766
	California GO	2.500%	12/1/49	100	65

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	2.500%	3/1/50	1,000	647
	California GO	4.250%	9/1/52	2,515	2,357
	California GO	5.250%	8/1/54	6,495	6,871
	California GO	5.000%	3/1/55	13,510	14,044
	California GO, Prere.	4.000%	3/1/30	335	351
	California GO, Prere.	5.000%	3/1/30	250	273
	California GO, Prere.	5.000%	3/1/30	90	98
	California GO, Prere.	4.000%	11/1/30	80	84
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	7,500	8,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,755	7,155
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	8,625	8,998
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,673
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,350	3,461
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,521
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	6,000	5,710
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	5,040	5,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	969
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	7,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,080	1,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,697
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,468
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/41	1,000	1,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	10,473
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	3,070	2,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	2,500	1,677
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	12,805	11,579
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/43	1,800	1,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	4,529
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	1,190	1,073
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,793
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,980	7,696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,045	5,370
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/48	3,800	3,965
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	38,110	34,136
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	2,000	2,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,348
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	6,755	5,963
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	6,750	5,813
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,118
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	5,975	4,241
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	4,000	4,079
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	2,500	2,474
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,185
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/58	3,000	2,943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	4,285	4,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	5,570	5,734
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,955	6,410
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	1,000	1,101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	1,265	1,396
[7,10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.070%	6/5/25	8,495	8,495
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	6/2/25	700	700
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	6/2/25	25,780	25,780
	California Housing Finance Agency	4.000%	3/20/33	18,234	18,108
	California Housing Finance Agency	3.700%	11/1/37	2,325	2,229
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	502
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	251
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	261
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/34	6,120	6,114
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,870	7,902
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	222
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	15,896	15,690
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	17,867	16,587
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,440	3,408
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,620	1,288
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/39	3,285	3,087
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	5,000	4,658
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	10,000	9,570

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,250	8,931
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,315	8,996
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,389
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	4,747
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/49	5,000	4,577
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,002
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,116
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,431
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/49	1,500	1,481
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,416
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,417
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/54	1,750	1,703
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,478
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,648
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/59	1,250	1,204
[10]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	3,942
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,361
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/55	9,595	9,096
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/59	4,275	4,448
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	1,765	1,797
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	1,835	1,863
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/54	6,880	6,792
[10]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/54	18,265	17,842
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	1,550	1,567
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,159
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,322
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	12,525	8,618
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	260	257
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	1,165	1,196
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	232
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	638
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,147
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	768
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	254
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,819
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	1,500	1,368
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,610	1,496
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	2,942
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,370
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	11/1/31	15	16
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,839
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,051
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,050	1,111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,100	1,170
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,430	1,451
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,160	1,238
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,467
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,825	1,948
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,791
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,275	1,360
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,011
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,240	1,247
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,345	1,421
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,381
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,405	1,475
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,795
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,110	1,155
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,555	1,614
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	2,130	1,995
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,550	1,599
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	939
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,575	2,531
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,975	1,938
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	3,924
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,555	2,539

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/46	1,000	723
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,175	1,158
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	4,000	3,463
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,181
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,057
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,202
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,316
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,438
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/38	725	775
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	899
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/31	270	292
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/32	285	309
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/33	300	326
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/34	2,625	2,526
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	7,920	6,566
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	974
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,491
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/40	4,510	4,550
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/41	5,000	4,452
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/44	1,666	1,625
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/49	1,000	1,002
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	15,990	11,587
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,751
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	5,802
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/54	1,000	991
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/59	1,000	982
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	904
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/58	1,600	1,626
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	3,040	2,600
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	4,500	4,397
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	1,729	1,749
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,250	1,239
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	585	580
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	1,740	1,821
[7,10]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	3.250%	6/2/25	6,400	6,400
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,000	1,039
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	4,345	4,532
	California Municipal Finance Authority Revenue	4.200%	8/1/40	1,890	1,808
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/49	965	955
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/54	1,000	962
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	4,500	4,634
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,055
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	1,070	1,085
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	202
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,507
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,680	2,797
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/47	690	651
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	7,280	6,787
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	14,110	12,833
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/65	14,335	14,883
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	5,000	1,398
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,001
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	430
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/41	2,750	2,624
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	1,355	1,122
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	1,000	986
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,110
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	631
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/54	1,770	1,565
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/59	1,700	1,627
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	27
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	7,172
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,172
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/64	2,885	2,477

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	2,025	1,940
[10]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,020
[10]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,338
[10]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/35	300	300
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,000	892
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/49	150	143
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,282
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/50	2,120	1,977
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	1,550	1,066
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	1,300	843
[10]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	50
[10]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	25
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	488
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	997
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/36	1,480	1,366
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/51	250	195
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,610
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,395	1,543
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	1,000	1,099
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	7,832
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	4,810
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,047
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,043
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	1,000	1,039
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	5,490
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,910	11,243
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,041
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	3,150	3,522
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	11,950	13,221
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	654
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	6,250	6,861
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,085
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,223
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,000	1,080
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	6,795	5,932
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/40	2,000	2,150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,289
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/41	5,000	5,322
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	3,964
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/42	5,000	5,393
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/43	3,210	3,374
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	1,000	1,041
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	2,923
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/50	5,070	5,229
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	4,015	4,119
	California State University College & University Revenue	3.000%	11/1/37	2,215	1,948
	California State University College & University Revenue	3.000%	11/1/38	2,280	1,956
	California State University College & University Revenue	5.250%	11/1/48	5,155	5,459
	California State University College & University Revenue	4.000%	11/1/49	2,000	1,747
	California State University College & University Revenue	5.500%	11/1/55	4,510	4,858
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,393
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	3,940	3,625
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,465	1,477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,920	4,954
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	900	926
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,279
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	895	918
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,715	2,724
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,507
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	145	129
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,311
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,475	1,496

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	963
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	951
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,850	1,868
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,500	1,443
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,315
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	3,960	3,932
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	5,368
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	961
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,198
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,000	969
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	854
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	6,225	6,029
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	12,820	8,763
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/51	4,895	3,323
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,562
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	2,900	2,857
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	1,900
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,064
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,538
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,135	3,184
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,003
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/53	8,225	8,068
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,537
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,523
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,090
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	3,981
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	4,985	4,813
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	7,450	7,193
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,400	5,215
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,081
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,386
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,760
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/35	1,150	1,119
	California Statewide Communities Development Authority Revenue	4.000%	10/1/42	1,060	955
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/36	845	852
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/52	1,990	2,006
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/53	2,500	2,499
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/49	1,815	1,811
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,000	816
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	800	773
	Campbell CA GO	5.000%	9/1/47	1,000	1,037
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/49	12,000	12,407
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	307
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,499
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	36,520	38,194
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,892
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,194
	Chaffey Community College District GO	5.500%	6/1/49	1,000	1,090
	Chaffey Joint Union High School District GO	5.250%	8/1/52	5,035	5,292
	Chaffey Joint Union High School District GO	4.000%	8/1/54	9,560	8,454
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,735
	Chino Valley Unified School District GO	0.000%	8/1/40	1,800	903
	Chino Valley Unified School District GO	0.000%	8/1/41	2,500	1,179
	Chino Valley Unified School District GO	0.000%	8/1/42	2,000	887
	Chino Valley Unified School District GO	0.000%	8/1/43	3,590	1,512
	Chino Valley Unified School District GO	0.000%	8/1/44	4,000	1,595
	Chino Valley Unified School District GO	5.000%	8/1/49	3,000	3,135
	Chino Valley Unified School District GO	5.000%	8/1/55	10,175	10,495
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,245
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	1,741
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	2,846
	Clovis Unified School District COP	4.000%	6/1/48	4,970	4,574

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clovis Unified School District GO	5.250%	8/1/40	650	693
[10]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,511
	Coast Community College District GO	4.000%	8/1/42	5,000	4,657
[1]	Coast Unified School District GO	0.000%	8/1/40	1,610	834
[4]	Colton Joint Unified School District GO	0.000%	8/1/46	4,700	1,673
[4]	Colton Joint Unified School District GO	0.000%	8/1/47	5,000	1,683
[4]	Colton Joint Unified School District GO	0.000%	8/1/48	3,500	1,121
[5]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/49	2,300	2,388
[5]	Cotati-Rohnert Park Unified School District GO	4.125%	8/1/54	5,545	5,129
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	1,975	1,473
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	2,190	1,735
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	3,000	2,144
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	3,000	1,947
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	631
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	9,975	6,910
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	12,000	8,169
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,133
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,578
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,167
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	390	391
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,045	4,236
	Desert Community College District GO	4.000%	8/1/51	15,190	13,801
	Desert Sands Unified School District GO	4.000%	8/1/50	2,500	2,288
	Dixon CA Special Tax Revenue	5.000%	9/1/41	625	636
[1]	Downey Unified School District GO	2.000%	8/1/42	450	287
[1]	Downey Unified School District GO	2.125%	8/1/44	135	84
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,334
	Downey Unified School District GO	4.000%	8/1/52	1,355	1,224
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/41	2,500	2,740
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	19,920	19,923
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,984
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,976
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,459
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,604
	East Whittier City School District GO	4.125%	8/1/54	2,965	2,685
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,695
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,007
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,566
	El Monte Union High School District GO	0.000%	6/1/44	2,340	946
	El Monte Union High School District GO	0.000%	6/1/47	1,500	525
	El Monte Union High School District GO	0.000%	6/1/48	1,250	415
	El Monte Union High School District GO	0.000%	6/1/49	1,000	315
	El Segundo Unified School District GO	2.000%	8/1/46	845	494
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,448
	El Segundo Unified School District GO	2.000%	8/1/48	130	73
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,460
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	56
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,004
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/27	1,615	1,623
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/28	3,900	3,918
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/29	2,425	2,436
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/36	1,020	1,155
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,693
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,050	1,178
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	4,920
	Elk Grove Unified School District GO	2.000%	8/1/37	2,000	1,502
	Elk Grove Unified School District GO	2.000%	8/1/38	1,250	901
	Elk Grove Unified School District GO	2.000%	8/1/39	1,700	1,190
[5]	Escondido Union High School District GO	0.000%	8/1/32	3,010	2,371
[5]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/51	3,290	2,941
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,117
[12]	FHLMC Multifamily VRD Certificates Revenue	2.350%	12/15/35	4,640	3,817
	Folsom Cordova Unified School District GO	4.250%	10/1/47	1,760	1,692
	Folsom Cordova Unified School District GO	4.125%	10/1/49	2,130	1,984
	Folsom Cordova Unified School District GO	4.125%	10/1/50	2,325	2,147

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,739
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,049
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	892
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	857
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	752
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,470
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,271
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	6,180	7,024
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9	9
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,063
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	11,675
[12]	Freddie Mac Pool	3.550%	11/1/32	1,588	1,528
[12]	Freddie Mac Pool	3.180%	9/1/33	8,827	8,264
[12]	Freddie Mac Pool	2.820%	5/1/35	920	792
[12]	Freddie Mac Pool	3.600%	7/1/40	3,965	3,550
[12]	Freddie Mac Pool	3.400%	11/1/40	7,436	6,590
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,179
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,421
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,143
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,202
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,385
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,338
	Fresno Unified School District GO	4.000%	8/1/36	1,000	998
	Fullerton Joint Union High School District GO	4.000%	8/1/54	9,420	8,397
	Gavilan Joint Community College District GO	5.000%	8/1/28	625	669
	Gavilan Joint Community College District GO	5.000%	8/1/29	2,125	2,315
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,223
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	6,275	4,273
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,155
	Gilroy Unified School District GO	4.000%	8/1/44	1,000	922
	Glendale CA Community College District GO	0.000%	8/1/39	5,540	2,968
	Glendale CA Community College District GO	3.000%	8/1/47	1,145	829
	Glendale CA Unified School District GO	3.000%	9/1/39	5,000	4,250
	Gridley Unified School District GO	5.000%	8/1/54	1,600	1,652
[4,9]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	3,018
	Grossmont Healthcare District GO	4.000%	7/15/34	3,370	3,374
	Grossmont Healthcare District GO	5.000%	7/15/38	16,710	18,442
	Grossmont Healthcare District GO	5.000%	7/15/39	8,080	8,846
	Grossmont Healthcare District GO	5.000%	7/15/40	3,290	3,576
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	4,232
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	8,553
[1]	Hacienda La Puente Unified School District COP	4.000%	6/1/45	6,000	5,587
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,516
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	7,850	6,714
	Hayward CA Sewer Revenue	4.000%	3/1/55	22,575	19,971
	Hayward CA Sewer Sewer Revenue	4.000%	3/1/49	5,175	4,654
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,037
[4]	Hayward Unified School District GO	4.000%	8/1/43	4,805	4,431
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,060
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,566
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,727
	Hughson Unified School District GO	4.000%	8/1/54	2,555	2,295
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	906
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,295
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,033
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,159
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/38	500	510
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	253
	Irvine CA Special Assessment Revenue VRDO	0.700%	6/5/25	5,901	5,901
[7]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	2.200%	6/2/25	2,800	2,800
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,775
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	325
[4]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/45	1,455	1,358
[4]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/50	6,950	6,216
	Jefferson Union High School District GO	5.000%	8/1/29	500	542
	Jefferson Union High School District GO	5.000%	8/1/30	500	551
	Jefferson Union High School District GO	5.000%	8/1/31	500	558

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson Union High School District GO	5.000%	8/1/36	500	562
	Jefferson Union High School District GO	5.000%	8/1/37	770	859
	Jefferson Union High School District GO	5.000%	8/1/38	670	740
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	607
	Jurupa Unified School District GO	4.000%	8/1/43	5,000	4,611
[6]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/38	1,320	1,440
[4]	Lake Tahoe Unified School District GO	5.000%	8/1/54	1,225	1,261
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	474
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	450
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	842
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,250
[4,10]	Lancaster CA School District GO TOB VRDO	3.050%	6/2/25	6,560	6,560
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/29	1,010	1,035
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/30	1,255	1,285
[3]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,930
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	1,630	1,630
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,382
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,103
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	230	231
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,139
	Livermore Valley Joint Unified School District CA GO	3.000%	8/1/40	2,135	1,745
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	926
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	347
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	908
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	472
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,869
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,461
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	753
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,557
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,737
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,116
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,058
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,627
[13]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.504%	11/15/26	1,800	1,812
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/26	2,695	2,733
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/31	4,715	5,153
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,143
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,015
	Long Beach Community College District GO	3.000%	8/1/40	1,000	805
	Long Beach Community College District GO	3.000%	8/1/41	2,000	1,576
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,794
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,395
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,100
	Long Beach Unified School District GO	4.000%	8/1/53	17,220	15,350
	Los Angeles CA Community College District GO	4.000%	8/1/38	630	619
	Los Angeles CA Community College District GO	3.000%	8/1/39	2,020	1,711
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	465
	Los Angeles CA Unified School District GO	5.000%	7/1/34	470	534
	Los Angeles CA Unified School District GO	5.000%	7/1/35	120	134
	Los Angeles CA Unified School District GO	5.000%	7/1/35	155	175
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,021
	Los Angeles CA Unified School District GO	5.000%	7/1/39	4,250	4,663
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	2,915
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,693
	Los Angeles CA Unified School District GO	5.000%	7/1/40	135	147
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,413
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,061
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,054
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,320
	Los Angeles CA Unified School District GO	5.250%	7/1/47	100	105
	Los Angeles CA Unified School District GO	4.000%	7/1/49	6,415	5,732
	Los Angeles CA Unified School District GO	5.000%	7/1/49	3,765	3,887
	Los Angeles CA Unified School District GO	5.250%	7/1/49	14,905	15,678
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,699
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,145
[10]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	2.850%	6/2/25	12,000	12,000
[7,10]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	3.150%	6/2/25	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,503

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	3,000	3,164
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	21,950	22,939
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	3,195	3,331
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	6,920
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	3,914
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	1,000	849
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,310
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	2,961
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/43	9,965	10,493
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,084
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/44	2,500	2,671
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	14,155	14,570
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	11,695	12,530
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	4,800	4,159
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	19,250	20,083
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,824
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,232
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	1,987
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,551
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,073
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	5,640	5,889
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,584
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	340	355
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	5,175	5,617
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	205	223
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,550	1,688
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,965	2,013
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	670	679
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	435	445
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	235	246
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,865	1,890
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,245	4,315
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	220	220
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	450	470
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	970	1,013
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,382
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	390
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	135	142
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	800	819
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	735	757
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	270	280
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	765	795
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	280	290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	400	414
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	120	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,940	13,209
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,180	1,221
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,330	1,358
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	425	436
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,357
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,350	3,352
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	155	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	23,395	23,407
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	665	680
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	410	421
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	2,205	2,187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	2,945	2,966
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,075	4,013
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,040	1,046
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,310	3,259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	885	891
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	600	603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	4,820	4,844
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	5,610	5,594
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	10,370	10,301
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	255	253

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	7,065	7,014
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	100	99
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	1,425	1,412
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	3,080	3,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	6,085	6,018
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	665	658
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/55	2,275	2,297
[4,7,10]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	2.120%	6/2/25	3,320	3,320
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.000%	6/2/25	7,030	7,030
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.110%	6/2/25	34,750	34,750
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	380	386
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	100	104
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	200	203
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	125	132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	155	166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	375	387
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	180	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	270	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	365	393
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	440	474
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	140	145
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	475	516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	110	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	285	290
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	400	412
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	455	495
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	230	250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	220	233
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	145	158
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	325	334
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	180	190
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	240	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	720	775
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,130	1,220
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	115	123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	160	169
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	335	357
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,662
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,000	1,047
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	760	798
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	410	433
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	290	307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,000	1,050
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,009
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,038
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	335	350
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,830	1,922
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	280	289
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	65	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	335	348
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,110	1,133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	210	216
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	145	149
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	820	849
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,000	1,030
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	360	373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,125	1,145
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	290	298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	480	494
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	305	314
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,530	2,612
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	315	322
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	1,220	1,248
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	220	226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	510	524
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,790	6,791
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	870	884

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	345	351
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	125	127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,305	2,349
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,435	1,464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,750	5,736
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	3,865	3,933
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/45	50	51
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	485	488
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	1,600	1,604
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	570	573
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	1,000	1,006
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	585	588
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	490	485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,410	3,373
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	90	79
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	1,145	1,148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	395	396
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	9,140	9,114
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	13,915	13,815
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	6,950
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	18,840	19,099
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/54	930	920
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.000%	6/2/25	3,500	3,500
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.100%	6/2/25	2,600	2,600
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,700	1,653
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/49	4,650	4,096
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/54	3,000	2,618
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/59	2,250	2,016
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/61	3,000	2,773
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/37	1,155	1,278
	Los Angeles Unified School District GO	5.000%	7/1/37	4,565	5,096
	Los Angeles Unified School District GO	5.000%	7/1/37	2,010	2,244
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,562
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,348
	Los Rios Community College District GO	3.000%	8/1/44	1,000	766
	Mammoth Unified School District GO	4.125%	8/1/54	2,825	2,600
	Manhattan Beach Unified School District GO	5.000%	9/1/44	1,185	1,264
	Manhattan Beach Unified School District GO	5.000%	9/1/46	3,575	3,769
	Manhattan Beach Unified School District GO	5.000%	9/1/47	3,075	3,233
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/34	500	509
	Manteca Unified School District GO	5.250%	8/1/50	7,500	7,941
[10]	Manteca Unified School District GO TOB VRDO	3.100%	6/2/25	2,970	2,970
[5]	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	3,650	3,193
	Menlo Park City School District GO	5.000%	7/1/50	2,500	2,608
[5]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,237
[4]	Merced Union High School District GO	0.000%	8/1/37	5,200	3,193
	Mesa Water District COP	4.000%	3/15/40	325	326
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/46	4,575	4,760
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	937
	Modesto High School District GO	5.250%	8/1/50	1,575	1,662
	Modesto High School District GO	4.000%	8/1/52	1,290	1,134
[10]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	2.000%	6/5/25	7,500	7,500
	Montebello Unified School District GO	5.000%	8/1/41	5,175	5,213
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,662
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,039
	Monterey Peninsula Community College District GO	4.000%	8/1/51	4,000	3,600
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,038
	Moreland School District GO	3.875%	8/1/30	960	974
[4,6]	Moreno Valley CA Unified School District GO	5.000%	8/1/39	700	764
[4,6]	Moreno Valley CA Unified School District GO	5.000%	8/1/39	745	814
[4,6]	Moreno Valley CA Unified School District GO	5.000%	8/1/40	775	838
[4,6]	Moreno Valley CA Unified School District GO	5.250%	8/1/41	500	546
[4,6]	Moreno Valley CA Unified School District GO	5.250%	8/1/42	1,360	1,469
[4,6]	Moreno Valley CA Unified School District GO	5.250%	8/1/43	1,150	1,232
[4,6]	Moreno Valley CA Unified School District GO	5.250%	8/1/44	1,120	1,193
[4,6]	Moreno Valley CA Unified School District GO	5.250%	8/1/45	2,000	2,123
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,458
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/50	3,000	2,738
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	5,651
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/31	1,675	1,739

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,656
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38	1,150	1,243
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	625	671
	Morongo Unified School District	4.125%	8/1/50	2,000	1,836
	Morongo Unified School District	4.250%	8/1/54	5,000	4,634
[4]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/44	2,000	1,579
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,052
	Mount San Antonio Community College District GO	5.000%	8/1/44	4,150	4,277
	Mount San Antonio Community College District GO	2.375%	8/1/51	5,615	3,418
	Mount San Jacinto Community College District GO	3.000%	8/1/38	1,715	1,497
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,871
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,723
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	1,980
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,290	5,619
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,321
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	811
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,710
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,761
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,655
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,421
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,805	9,202
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,379
	Napa Valley Unified School District GO	4.500%	8/1/55	2,500	2,437
	New Haven Unified School District GO	4.000%	8/1/36	500	500
	New Haven Unified School District GO	4.000%	8/1/39	420	412
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,104
[6]	New Haven Unified School District GO	5.000%	8/1/50	5,095	5,300
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,795
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	666
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,265
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	598
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,481
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,746
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	873
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	854
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	830
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	29,000	30,294
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	95
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	8,865	6,861
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	4,835
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	6,910
	Novato CA Unified School District GO	3.000%	8/1/43	1,430	1,123
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,285
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	2,818
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/50	1,500	1,535
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/55	2,695	2,552
	Oro Grande Elementary School District COP	4.000%	9/15/26	810	812
[4]	Palmdale Elementary School District GO	5.000%	8/1/48	890	931
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,130
	Palo Alto CA COP	2.250%	11/1/47	9,515	5,938
	Palo Alto Unified School District GO	3.250%	8/1/42	10,150	8,692
	Palomar Health COP	4.000%	11/1/38	385	288
	Palomar Health COP	4.000%	11/1/47	120	76
	Palomar Health GO	4.000%	8/1/32	4,140	3,832
[5]	Palomar Health GO	0.000%	8/1/33	4,100	2,745
	Palomar Health GO	4.000%	8/1/33	4,560	4,159
	Palomar Health GO	0.000%	8/1/34	750	441
	Palomar Health GO	4.000%	8/1/34	335	301
	Palomar Health GO	5.000%	8/1/34	1,125	1,102
	Palomar Health GO	4.000%	8/1/35	4,270	3,785
	Palomar Health GO	0.000%	8/1/36	5,025	2,565
	Palomar Health GO	4.000%	8/1/36	300	261
[1]	Palomar Health GO	0.000%	8/1/38	390	189
[5]	Palomar Health GO	7.000%	8/1/38	205	224
[3]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	1,950	1,860
	Paramount Unified School District GO	0.000%	8/1/42	1,000	439
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/44	1,850	735
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/45	1,900	712
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/46	1,675	591

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/47	1,750	583
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/48	1,625	514
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,432
	Peralta Community College District GO	5.000%	8/1/37	4,000	4,513
	Peralta Community College District GO	5.000%	8/1/38	2,000	2,232
	Peralta Community College District GO	5.000%	8/1/39	2,000	2,216
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,286
	Peralta Community College District GO	5.000%	8/1/50	1,480	1,536
	Peralta Community College District GO	5.000%	8/1/54	5,000	5,159
[4]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/48	3,000	3,050
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,505
	Pittsburg Unified School District GO	3.500%	8/1/46	260	208
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,378
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,341
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,142
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,121
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,565
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,102
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	2,000	1,696
	Pleasanton Unified School District GO	4.000%	8/1/42	7,830	7,356
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,206
[4]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,340
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	583
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	896
	Poway Unified School District GO	0.000%	8/1/33	990	744
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,767
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,837
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,807
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,765
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	1,989
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.250%	6/1/50	3,870	3,524
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/50	5,000	5,121
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/55	6,000	6,105
	Redlands Unified School District GO	5.000%	7/1/50	15,000	15,439
	Redlands Unified School District GO	5.000%	7/1/54	18,535	18,950
	Redondo Beach Unified School District GO	4.625%	8/1/55	4,250	4,216
	Redondo Beach Unified School District GO	5.250%	8/1/55	1,375	1,450
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	2,996
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	174
[9]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/26	3,445	3,314
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,297
	Rio Hondo CA Community College District GO	4.375%	8/1/55	2,500	2,348
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	2,800	2,885
	Riverside Community College District GO	3.000%	8/1/35	530	485
	Riverside Community College District GO	3.000%	8/1/36	2,490	2,226
	Riverside Community College District GO	3.000%	8/1/37	1,100	959
	Riverside Community College District GO	3.000%	8/1/37	1,005	876
	Riverside Community College District GO	3.000%	8/1/40	6,050	4,937
	Riverside Community College District GO	4.000%	8/1/54	1,335	1,181
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,169
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,049
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,270
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,017
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	4,105	2,990
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,425
	Riverside Unified School District GO	3.000%	8/1/36	800	716
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,573
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	1,996
	Roseville Joint Union High School District GO	0.000%	8/1/39	2,250	1,179
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,000	818
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,573
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,029
	Sacramento CA City Unified School District GO	4.000%	5/1/47	5	4
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	1,914
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,441
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,316
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,171
[7,9,10]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.020%	6/5/25	34,700	34,700
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/30	3,000	2,417

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,331
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,800	1,879
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,081
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,366
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,057
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,460
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,004
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,226
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,419
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	6,145
	San Bruno Park School District GO	5.000%	8/1/53	2,500	2,567
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	6,130	6,205
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	875
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,454
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,890
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	837
	San Diego CA Unified School District GO	5.000%	7/1/41	850	953
	San Diego CA Unified School District GO	5.000%	7/1/42	845	938
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,276
	San Diego CA Unified School District GO	0.000%	7/1/45	1,945	783
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,149
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	986
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	776
	San Diego CA Unified School District GO	5.000%	7/1/48	6,500	6,770
	San Diego CA Unified School District GO	5.000%	7/1/49	4,135	4,317
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	2,940
	San Diego CA Unified School District GO	4.000%	7/1/53	9,050	8,078
	San Diego CA Unified School District GO	4.000%	7/1/53	7,890	7,042
	San Diego CA Unified School District GO	4.000%	7/1/54	11,950	10,508
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,288
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,081
	San Diego Community College District GO	4.000%	8/1/41	1,000	991
	San Diego Community College District GO	4.000%	8/1/42	1,000	967
	San Diego Community College District GO	4.000%	8/1/43	1,000	957
	San Diego Community College District GO	4.000%	8/1/50	1,590	1,429
	San Diego Community College District GO	5.000%	8/1/55	29,090	30,254
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,419
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,024
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,515	2,187
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,470	4,220
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,061
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	658
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	684
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	2,010	2,055
[10]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	2.850%	6/2/25	7,375	7,375
	San Dieguito Union High School District GO	3.000%	8/1/38	1,000	873
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,296
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	836
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,602
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,127
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	3,861
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/43	5,865	5,374
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/41	3,355	3,143
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,463
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,443
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/43	8,490	6,748
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/44	8,745	6,833
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,177
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,340
	San Francisco CA City & County COP	4.000%	4/1/47	700	631
	San Francisco CA City & County COP	4.000%	4/1/50	400	354
	San Francisco CA City & County GO	3.000%	6/15/34	3,250	2,949
	San Francisco CA City & County GO	3.000%	6/15/35	2,140	1,894
[6]	San Francisco CA City & County Local or Guaranteed Housing Revenue	4.650%	8/1/40	2,215	2,213
[6]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/46	2,820	2,816
[10]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	45,900	45,900
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/29	3,000	3,152
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,024
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,000	4,558
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,000	3,372

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	535	601
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	2,190	2,429
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	565	627
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	1,065	1,170
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	595	654
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	10,000	10,540
	San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	1,500	1,056
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,256
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,732
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	4,330	4,370
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	16,295	14,315
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,241
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/51	2,005	1,759
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,268
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,150
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	1,500	1,553
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	15,050	15,428
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	3,850	3,947
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,066
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,004
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	1,750	1,757
[4]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,365
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,109
[4]	San Francisco Community College District GO	5.250%	6/15/49	19,115	20,125
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,590	3,667
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,457
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,411
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,532
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,113
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	174
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	9,995	10,828
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,112
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	969
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/35	4,100	4,236
	San Juan Unified School District GO	2.375%	8/1/41	15	10
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,115
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	2,894
	San Luis Coastal Unified School District GO	4.000%	8/1/54	2,845	2,543
	San Marcos Unified School District GO	0.000%	8/1/39	5,000	2,743
	San Marcos Unified School District GO	0.000%	8/1/40	5,000	2,591
	San Marcos Unified School District GO	0.000%	8/1/41	2,000	976
	San Marcos Unified School District GO	0.000%	8/1/42	1,000	460
	San Marcos Unified School District GO	0.000%	8/1/43	1,000	438
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	983
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,374
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	5,365	3,139
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,407
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,455
	San Rafael CA City High School District GO	3.000%	8/1/40	1,950	1,610
	San Rafael CA City High School District GO	4.250%	8/1/47	5,500	5,295
	San Rafael CA City High School District GO	4.000%	8/1/53	7,000	6,143
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,654
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/33	2,000	1,476
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/45	2,500	2,313
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	415	459
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,264
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,279
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	759
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,040
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,180
[3]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,834
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,312
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	543
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/54	3,605	3,176
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/57	1,915	1,677

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,160
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,408
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,613
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	3,000	2,752
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,180
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	5,802
	Santa Clara Unified School District GO	3.250%	7/1/44	11,790	9,503
	Santa Clarita Community College District GO	3.000%	8/1/36	750	674
	Santa Clarita Community College District GO	3.000%	8/1/41	950	762
	Santa Cruz City High School District GO	4.000%	8/1/54	5,000	4,441
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/39	4,300	4,300
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	764
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,338
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,699
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,575	1,247
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	424
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	634
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,221
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/42	4,770	3,753
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,361
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,489
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,373
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,281
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	43
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	201
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	201
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	351
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	250
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	956
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	954
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	927
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,066
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,063
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	990
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/36	1,340	1,427
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	10,000	9,979
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	25,100	26,018
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	3,500	3,590
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	1,800	1,847
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	6,500	6,619
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	4,570	4,633
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	135	143
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/46	1,550	1,566
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/27	1,000	998
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	210	214
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	1,000	1,003
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.400%	6/2/25	68,995	68,995
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,692
	Southwestern Community College District GO	3.000%	8/1/39	900	768
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,035
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,070
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	236
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,169
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/50	1,915	1,355
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,611
	State Center Community College District GO	3.000%	8/1/40	4,660	3,830
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/49	525	526
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,639
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,080
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,022
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,636
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,023
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,641

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Stockton Unified School District GO TOB VRDO	3.150%	6/2/25	6,000	6,000
	Sunnyvale CA School District GO	4.000%	9/1/36	250	254
	Sunnyvale CA School District GO	4.000%	9/1/37	270	271
	Sunnyvale CA School District GO	4.000%	9/1/42	700	671
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/52	3,620	2,243
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	694
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,443
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,802
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,696
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,596
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,314
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	4,975	1,760
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	1,165	388
	Sweetwater Union High School District GO	5.000%	8/1/52	13,435	13,865
	Sweetwater Union High School District GO	4.000%	2/1/55	4,570	4,094
[10]	Sweetwater Union High School District GO TOB VRDO	2.950%	6/2/25	5,035	5,035
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/38	3,115	3,187
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,046
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,013
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	135	128
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,727
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,776
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,825
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/36	800	817
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/45	2,000	1,938
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/49	1,500	1,433
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,191
[3]	Tulare Union High School District GO	0.000%	8/1/27	515	479
[3]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,121
[1]	Twin Rivers Unified School District GO	0.000%	8/1/36	1,850	1,145
[14]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	3,102
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,834
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,180
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,034
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	532
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,117
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,517
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,011
	University of California College & University Revenue	5.000%	5/15/36	5,000	5,590
	University of California College & University Revenue	5.000%	5/15/37	19,765	21,912
	University of California College & University Revenue	5.000%	5/15/37	31,190	34,579
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,178
	University of California College & University Revenue	5.000%	5/15/38	9,890	10,851
	University of California College & University Revenue	5.000%	5/15/38	16,020	17,577
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,194
	University of California College & University Revenue	5.000%	5/15/39	9,670	10,575
	University of California College & University Revenue	5.000%	5/15/39	24,095	26,350
	University of California College & University Revenue	5.000%	5/15/39	3,800	4,156
	University of California College & University Revenue	5.000%	5/15/40	23,115	25,024
	University of California College & University Revenue	5.000%	5/15/40	3,250	3,518
	University of California College & University Revenue	5.000%	5/15/40	3,690	3,995
	University of California College & University Revenue	5.500%	5/15/40	5,960	6,591
	University of California College & University Revenue	5.000%	5/15/41	5,645	6,070
	University of California College & University Revenue	5.000%	5/15/41	5,770	6,205
	University of California College & University Revenue	5.000%	5/15/42	1,725	1,840
	University of California College & University Revenue	5.000%	5/15/43	12,725	12,964
	University of California College & University Revenue	5.000%	5/15/43	2,175	2,304
	University of California College & University Revenue	5.000%	5/15/44	1,505	1,586
	University of California College & University Revenue	5.000%	5/15/45	1,265	1,327
	University of California College & University Revenue	5.000%	5/15/46	3,490	3,643
	University of California College & University Revenue	5.000%	5/15/47	2,295	2,389
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,171
	University of California College & University Revenue	5.000%	5/15/52	23,340	23,891
	University of California College & University Revenue	5.000%	5/15/53	42,565	43,910
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	4,865
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	28,855	29,292
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	20,000	20,422
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,299
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,166
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	2,000	2,099

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,644
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	6,620	6,758
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	22,735	19,630
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	11,589
	Upland CA COP	4.000%	1/1/42	5,635	4,947
	Upland CA COP	5.000%	1/1/47	4,060	4,033
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	6/2/25	5,700	5,700
[4]	Val Verde Unified School District GO	4.000%	8/1/46	550	500
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,410
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,345
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,567
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,764
	Ventura Unified School District GO	4.000%	8/1/52	11,230	10,071
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	912
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	777
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	632
	Washington Township Health Care District GO	5.000%	8/1/43	250	243
	Washington Township Health Care District GO	5.000%	8/1/43	500	486
	Washington Township Health Care District GO	5.500%	8/1/53	750	793
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,358
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,285
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	514
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,073
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,093
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,589
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	105	91
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,067
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	506
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,122
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	818
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	593
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	2,985
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,079
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,866
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	781
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	1,440	1,612
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	500	560
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	1,530	1,712
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	900
[4]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,765	1,953
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,236
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,980	2,173
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	725	796
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,680	1,844
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,430	1,557
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,740	1,895
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,000	1,078
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,400	1,509
[4]	West Contra Costa Unified School District GO	4.000%	8/1/54	2,070	1,796
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	799
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,504
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,482
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,191
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,043
[4]	Westminster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	11/1/29	1,000	1,027
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,050	726
[1]	William S Hart Union High School District GO	0.000%	8/1/36	1,150	757
					5,342,466
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	125	126
Multiple States (0.5%)
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	8,425	7,889
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	9,918	9,028
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	9,784	8,037
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.427%	11/25/38	1,217	1,117
					26,071

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,416	11,716
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,293
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,704	11,453
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	10,000	6,766
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,652	3,511
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	810	694
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	511
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	994
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	610	620
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	155	157
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,230	1,043
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	2,151
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,264	894
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	25,259	8,059
					54,115
Total Tax-Exempt Municipal Bonds (Cost $5,656,043)					5,422,778
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	6,247	3,748
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,976	1,823
Total Taxable Municipal Bonds (Cost $5,763)					5,571
Total Investments (99.8%) (Cost $5,661,806)					5,428,349
Other Assets and Liabilities—Net (0.2%)					11,060
Net Assets (100%)					5,439,409
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Securities with a value of $2,351 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $317,567, representing 5.8% of net assets.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
14	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2025	(172)	(19,049)	(90)
Ultra Long U.S. Treasury Bond	September 2025	(251)	(29,132)	(160)
				(250)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/30/26	MSCS	8,000	Buy	15-Year MMD AAA General Obligation Scale	4.050%	38	38	—
5/6/26	MSCS	850	Buy	10-Year MMD AAA General Obligation Scale	3.640%	11	11	—
5/19/26	MSCS	1,368	Buy	15-Year MMD AAA General Obligation Scale	4.060%	5	5	—
						54	54	—
MSCS—Morgan Stanley Capital Services LLC.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,661,806)	5,428,349
Investment in Vanguard	149
Cash	4
Receivables for Investment Securities Sold	23,194
Receivables for Accrued Income	59,867
Receivables for Capital Shares Issued	3,483
Variation Margin Receivable—Futures Contracts	28
Unrealized Appreciation—Over-the-Counter Swap Contracts	54
Other Assets	110
Total Assets	5,515,238
Liabilities
Payables for Investment Securities Purchased	63,238
Payables for Capital Shares Redeemed	6,967
Payables for Distributions	5,396
Payables to Vanguard	228
Total Liabilities	75,829
Net Assets	5,439,409
At May 31, 2025, net assets consisted of:

Paid-in Capital	5,821,938
Total Distributable Earnings (Loss)	(382,529)
Net Assets	5,439,409

Investor Shares—Net Assets
Applicable to 57,921,071 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	639,601
Net Asset Value Per Share—Investor Shares	$11.04

Admiral™ Shares—Net Assets
Applicable to 434,661,793 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,799,808
Net Asset Value Per Share—Admiral Shares	$11.04

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	101,139
Total Income	101,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	379
Management and Administrative—Investor Shares	392
Management and Administrative—Admiral Shares	1,616
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	138
Custodian Fees	14
Shareholders’ Reports and Proxy Fees—Investor Shares	7
Shareholders’ Reports and Proxy Fees—Admiral Shares	17
Trustees’ Fees and Expenses	2
Other Expenses	115
Total Expenses	2,700
Expenses Paid Indirectly	(14)
Net Expenses	2,686
Net Investment Income	98,453
Realized Net Gain (Loss)
Investment Securities Sold	(26,353)
Futures Contracts	2,592
Realized Net Gain (Loss)	(23,761)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(267,161)
Futures Contracts	(250)
Swap Contracts	54
Change in Unrealized Appreciation (Depreciation)	(267,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	(192,665)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,453	182,160
Realized Net Gain (Loss)	(23,761)	(4,762)
Change in Unrealized Appreciation (Depreciation)	(267,357)	164,074
Net Increase (Decrease) in Net Assets Resulting from Operations	(192,665)	341,472
Distributions
Investor Shares	(10,906)	(18,690)
Admiral Shares	(85,812)	(160,464)
Total Distributions	(96,718)	(179,154)
Capital Share Transactions
Investor Shares	54,270	71,174
Admiral Shares	(14,176)	523,508
Net Increase (Decrease) from Capital Share Transactions	40,094	594,682
Total Increase (Decrease)	(249,289)	757,000
Net Assets
Beginning of Period	5,688,698	4,931,698
End of Period	5,439,409	5,688,698

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.14	$12.76	$12.86	$12.53
Investment Operations
Net Investment Income[1]	.198	.382	.347	.293	.297	.335
Net Realized and Unrealized Gain (Loss) on Investments	(.594)	.344	.136	(1.542)	(.017)	.327
Total from Investment Operations	(.396)	.726	.483	(1.249)	.280	.662
Distributions
Dividends from Net Investment Income	(.194)	(.376)	(.343)	(.292)	(.297)	(.332)
Distributions from Realized Capital Gains	—	—	—	(.079)	(.083)	—
Total Distributions	(.194)	(.376)	(.343)	(.371)	(.380)	(.332)
Net Asset Value, End of Period	$11.04	$11.63	$11.28	$11.14	$12.76	$12.86
Total Return[2]	-3.43%	6.52%	4.42%	-9.88%	2.22%	5.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$640	$619	$530	$511	$663	$659
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.50%	3.33%	3.11%	2.53%	2.32%	2.66%
Portfolio Turnover Rate	33%	81%	76%	85%	42%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.14	$12.76	$12.86	$12.53
Investment Operations
Net Investment Income[1]	.201	.392	.356	.302	.307	.345
Net Realized and Unrealized Gain (Loss) on Investments	(.594)	.343	.136	(1.542)	(.017)	.327
Total from Investment Operations	(.393)	.735	.492	(1.240)	.290	.672
Distributions
Dividends from Net Investment Income	(.197)	(.385)	(.352)	(.301)	(.307)	(.342)
Distributions from Realized Capital Gains	—	—	—	(.079)	(.083)	—
Total Distributions	(.197)	(.385)	(.352)	(.380)	(.390)	(.342)
Net Asset Value, End of Period	$11.04	$11.63	$11.28	$11.14	$12.76	$12.86
Total Return[2]	-3.40%	6.61%	4.50%	-9.81%	2.30%	5.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,800	$5,070	$4,401	$3,962	$5,134	$4,859
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.56%	3.41%	3.19%	2.61%	2.40%	2.73%
Portfolio Turnover Rate	33%	81%	76%	85%	42%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $149,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,422,778	—	5,422,778
Taxable Municipal Bonds	—	5,571	—	5,571
Total	—	5,428,349	—	5,428,349
Derivative Financial Instruments
Assets
Swap Contracts	—	54	—	54
Liabilities
Futures Contracts[1]	(250)	—	—	(250)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,662,871
Gross Unrealized Appreciation	24,403
Gross Unrealized Depreciation	(259,121)
Net Unrealized Appreciation (Depreciation)	(234,718)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $131,233,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $1,855,965,000 of investment securities and sold $1,761,648,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $124,530,000 and sales were $212,205,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2025		Year Ended November 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	148,460	13,067	221,211	19,251
Issued in Lieu of Cash Distributions	9,325	826	16,014	1,393
Redeemed	(103,515)	(9,182)	(166,051)	(14,475)
Net Increase (Decrease)—Investor Shares	54,270	4,711	71,174	6,169
Admiral Shares
Issued	551,001	48,969	1,082,321	94,257
Issued in Lieu of Cash Distributions	55,212	4,887	103,942	9,046
Redeemed	(620,389)	(55,114)	(662,755)	(57,729)
Net Increase (Decrease)—Admiral Shares	(14,176)	(1,258)	523,508	45,574
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

California Long-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q752 072025

Financial Statements
For the six-months ended May 31, 2025
Vanguard California Tax-Exempt Bond ETF

Contents
Financial Statements	1

California Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
	Acalanes Union High School District GO	6.550%	8/1/39	245	273
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/49	955	281
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/51	300	81
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	300	306
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	200	47
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,090	502
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	50	28
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	100	57
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	100	56
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	435	241
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	1,745	964
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/32	60	46
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	215	191
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	250	254
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,223
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	50	51
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	185	187
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	350	355
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/43	1,450	915
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/26	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/27	215	227
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/28	435	469
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/29	130	143
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/31	145	164
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/32	205	234
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/33	60	69
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/34	10	11
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/25	500	502
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/26	110	110
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	60	61
	Alameda County Oakland Unified School District GO	5.000%	8/1/29	55	56
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/35	35	38
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	70	57
	Alameda County Oakland Unified School District GO	3.000%	8/1/41	270	208
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/46	380	351
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/48	250	263
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	550	552
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/45	30	31
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	50	54
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	645	669
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/50	295	295
[5]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	2.400%	6/2/25	2,010	2,010
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	275	273
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/27	55	51
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/28	100	90
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/29	180	156
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	4,020	3,356
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/31	165	133
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	120	93
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	250	167
	Antelope Valley Community College District GO	3.000%	8/1/50	1,030	735
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/26	695	708
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/26	1,000	1,018
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	1,255	1,309
1

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	145	151
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	435	464
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	10	11
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	15	16
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	45	46
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	430	467
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	670	739
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	200	221
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	160	161
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	350	392
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/32	240	233
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	570	571
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	1,150	1,315
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	120	138
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	6,300	6,302
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	165	152
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	40	45
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	515	509
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	35	34
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/40	65	70
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	650	609
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	35	37
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	730	765
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	350	365
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	500	520
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	550	446
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	455	412
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	75	67
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	1,630	1,137
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/54	95	98
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	1,050	634
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	665	583
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	475	472
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	465	463
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	250	239
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	3,480	3,480
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.550%	6/2/25	910	910
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	730	761
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	60	65
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	25	27
	Berkeley CA GO	3.250%	9/1/45	165	131
	Beverly Hills CA Unified School District GO	0.000%	8/1/30	500	425
	Beverly Hills CA Unified School District GO	0.000%	8/1/31	25	21
	Beverly Hills CA Unified School District GO	0.000%	8/1/32	465	368
	Beverly Hills CA Unified School District GO	0.000%	8/1/33	1,235	938
	Beverly Hills CA Unified School District GO	0.000%	8/1/34	30	21
	Beverly Hills CA Unified School District GO	0.000%	8/1/37	150	88
	Beverly Hills CA Unified School District GO	0.000%	8/1/38	20	11
	Beverly Hills CA Unified School District GO	0.000%	8/1/39	40	21
	Beverly Hills CA Unified School District GO	3.000%	8/1/44	55	43
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/48	125	129
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/53	350	359
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/54	250	226
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	50	51
	California Department of Water Resources Water Revenue	5.000%	12/1/25	25	25
	California Department of Water Resources Water Revenue	5.000%	12/1/25	145	147
	California Department of Water Resources Water Revenue	5.000%	12/1/25	20	20
	California Department of Water Resources Water Revenue	5.000%	12/1/26	115	119
	California Department of Water Resources Water Revenue	5.000%	12/1/26	640	664
	California Department of Water Resources Water Revenue	5.000%	12/1/26	15	16
	California Department of Water Resources Water Revenue	5.000%	12/1/27	80	85
	California Department of Water Resources Water Revenue	5.000%	12/1/27	210	222
	California Department of Water Resources Water Revenue	5.000%	12/1/27	55	58
	California Department of Water Resources Water Revenue	5.000%	12/1/27	115	119
	California Department of Water Resources Water Revenue	5.000%	12/1/28	285	294
	California Department of Water Resources Water Revenue	5.000%	12/1/28	2,235	2,415
	California Department of Water Resources Water Revenue	5.000%	12/1/28	75	81
	California Department of Water Resources Water Revenue	5.000%	12/1/29	140	144
	California Department of Water Resources Water Revenue	5.000%	12/1/29	25	28
	California Department of Water Resources Water Revenue	5.000%	12/1/29	360	392
2

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/30	1,215	1,250
California Department of Water Resources Water Revenue	5.000%	12/1/30	150	163
California Department of Water Resources Water Revenue	5.000%	12/1/30	230	241
California Department of Water Resources Water Revenue	4.000%	12/1/31	85	85
California Department of Water Resources Water Revenue	5.000%	12/1/31	325	363
California Department of Water Resources Water Revenue	5.000%	12/1/31	150	154
California Department of Water Resources Water Revenue	5.000%	12/1/31	210	220
California Department of Water Resources Water Revenue	5.000%	12/1/31	415	449
California Department of Water Resources Water Revenue	5.000%	12/1/32	295	328
California Department of Water Resources Water Revenue	5.000%	12/1/32	265	286
California Department of Water Resources Water Revenue	5.000%	12/1/32	180	188
California Department of Water Resources Water Revenue	5.000%	12/1/33	340	377
California Department of Water Resources Water Revenue	5.000%	12/1/33	745	800
California Department of Water Resources Water Revenue	5.000%	12/1/34	145	160
California Department of Water Resources Water Revenue	5.000%	12/1/34	25	27
California Department of Water Resources Water Revenue	4.000%	12/1/35	185	185
California Department of Water Resources Water Revenue	5.000%	12/1/35	235	257
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/26	355	368
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/26	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/27	1,840	1,949
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/28	75	81
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/28	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	190	209
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	80	89
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	100	112
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	55	61
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	140	159
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	60	67
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	70	78
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	55	63
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/35	90	93
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	15	17
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	190	196
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	85	90
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	60	65
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	110	120
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	865	993
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	650	758
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	99
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	790	867
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	490	538
California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	10	10
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	15	15
California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	150	148
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,160	2,347
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	940	1,017
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	285	256
California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	825	801
California Educational Facilities Authority College & University Revenue	5.000%	10/1/48	210	209
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	1,735	1,865
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	900	557
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	1,090	1,172
California Educational Facilities Authority College & University Revenue	5.000%	10/1/55	3,100	3,207
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/32	315	353
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/35	670	762
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	100	101
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	85	87
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	40	41
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	175	186
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	1,090	1,103
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	455	480
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	485	524
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	100	101
3

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/54	100	86
	California GO	5.000%	8/1/25	230	231
	California GO	5.000%	8/1/25	250	251
	California GO	5.000%	8/1/25	20	20
	California GO	5.000%	8/1/25	110	110
	California GO	5.000%	8/1/25	75	75
	California GO	4.000%	9/1/25	50	50
	California GO	5.000%	9/1/25	200	201
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	9/1/25	105	106
	California GO	5.000%	9/1/25	80	80
	California GO	5.000%	9/1/25	495	498
	California GO	5.000%	9/1/25	240	241
	California GO	5.000%	9/1/25	95	96
	California GO	4.000%	10/1/25	100	100
	California GO	5.000%	10/1/25	180	181
	California GO	5.000%	10/1/25	170	171
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	165	167
	California GO	5.000%	11/1/25	125	126
	California GO	5.000%	11/1/25	10	10
	California GO	5.000%	11/1/25	20	20
	California GO	3.000%	3/1/26	195	195
	California GO	4.000%	3/1/26	45	45
	California GO	4.000%	3/1/26	100	101
	California GO	5.000%	4/1/26	90	92
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	8/1/26	645	662
	California GO	5.000%	8/1/26	310	318
	California GO	5.000%	8/1/26	210	211
	California GO	5.000%	8/1/26	200	205
	California GO	5.000%	8/1/26	80	82
	California GO	5.000%	8/1/26	170	174
	California GO	5.000%	8/1/26	250	256
	California GO	5.000%	8/1/26	25	26
	California GO	4.000%	9/1/26	50	51
	California GO	4.000%	9/1/26	155	157
	California GO	5.000%	9/1/26	500	514
	California GO	5.000%	9/1/26	80	82
	California GO	5.000%	9/1/26	60	62
	California GO	5.000%	9/1/26	105	108
	California GO	5.000%	9/1/26	330	339
	California GO	5.000%	9/1/26	160	164
	California GO	5.000%	9/1/26	230	236
	California GO	5.000%	9/1/26	115	118
	California GO	4.000%	10/1/26	65	66
	California GO	5.000%	10/1/26	645	664
	California GO	5.000%	10/1/26	600	618
	California GO	5.000%	10/1/26	145	148
	California GO	5.000%	10/1/26	85	88
	California GO	5.000%	10/1/26	50	51
	California GO	4.000%	11/1/26	175	178
	California GO	5.000%	11/1/26	735	758
	California GO	5.000%	11/1/26	10	10
	California GO	5.000%	11/1/26	45	46
	California GO	5.000%	11/1/26	45	46
	California GO	5.000%	12/1/26	2,070	2,138
[6]	California GO	5.000%	2/1/27	200	207
	California GO	3.000%	3/1/27	270	271
	California GO	4.000%	3/1/27	850	868
	California GO	5.000%	4/1/27	690	717
	California GO	5.000%	4/1/27	230	239
	California GO	5.000%	4/1/27	40	42
	California GO	3.500%	8/1/27	65	66
	California GO	5.000%	8/1/27	795	813
	California GO	5.000%	8/1/27	1,100	1,125
	California GO	5.000%	8/1/27	80	84
	California GO	5.000%	8/1/27	235	246
	California GO	5.000%	8/1/27	250	262
	California GO	5.000%	8/1/27	255	267
4

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	9/1/27	180	185
California GO	4.000%	9/1/27	55	56
California GO	5.000%	9/1/27	25	26
California GO	5.000%	9/1/27	115	118
California GO	5.000%	9/1/27	115	121
California GO	5.000%	9/1/27	360	378
California GO	5.000%	9/1/27	15	16
California GO	5.000%	9/1/27	550	577
California GO	4.000%	10/1/27	255	262
California GO	5.000%	10/1/27	620	651
California GO	5.000%	10/1/27	125	127
California GO	5.000%	10/1/27	260	273
California GO	5.000%	10/1/27	50	53
California GO	5.000%	10/1/27	320	336
California GO	5.000%	11/1/27	215	226
California GO	5.000%	11/1/27	240	253
California GO	5.000%	11/1/27	120	126
California GO	5.000%	11/1/27	160	168
California GO	5.000%	11/1/27	140	147
California GO	5.000%	11/1/27	1,155	1,216
California GO	5.000%	11/1/27	35	37
California GO	5.000%	12/1/27	310	327
California GO	3.000%	3/1/28	55	55
California GO	4.000%	3/1/28	55	57
California GO	5.000%	4/1/28	325	345
California GO	5.000%	4/1/28	510	541
California GO	5.000%	4/1/28	10	11
California GO	5.000%	8/1/28	220	225
California GO	5.000%	8/1/28	230	240
California GO	5.000%	8/1/28	55	55
California GO	5.000%	8/1/28	15	16
California GO	5.000%	8/1/28	955	1,019
California GO	5.000%	8/1/28	270	288
California GO	5.000%	8/1/28	150	160
California GO	4.000%	9/1/28	10	10
California GO	4.000%	9/1/28	475	492
California GO	5.000%	9/1/28	1,475	1,511
California GO	5.000%	9/1/28	25	25
California GO	5.000%	9/1/28	215	230
California GO	5.000%	9/1/28	35	36
California GO	5.000%	9/1/28	125	134
California GO	5.000%	9/1/28	80	86
California GO	5.000%	9/1/28	100	107
California GO	5.000%	9/1/28	200	205
California GO	3.000%	10/1/28	210	209
California GO	3.250%	10/1/28	120	120
California GO	5.000%	10/1/28	530	567
California GO	5.000%	10/1/28	135	145
California GO	5.000%	10/1/28	145	155
California GO	5.000%	10/1/28	880	942
California GO	5.000%	10/1/28	205	219
California GO	5.000%	11/1/28	1,670	1,752
California GO	5.000%	11/1/28	90	96
California GO	5.000%	11/1/28	540	579
California GO	5.000%	11/1/28	210	225
California GO	5.000%	11/1/28	80	86
California GO	5.000%	12/1/28	340	365
California GO	3.000%	3/1/29	350	347
California GO	3.000%	3/1/29	300	297
California GO	5.000%	3/1/29	420	452
California GO	5.000%	4/1/29	870	938
California GO	5.000%	4/1/29	155	167
California GO	5.000%	4/1/29	205	221
California GO	3.000%	8/1/29	55	54
California GO	5.000%	8/1/29	320	327
California GO	5.000%	8/1/29	330	344
California GO	5.000%	8/1/29	155	155
California GO	5.000%	8/1/29	30	31
California GO	5.000%	8/1/29	310	323
California GO	5.000%	8/1/29	190	198
5

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/29	470	510
California GO	5.000%	8/1/29	45	49
California GO	3.000%	9/1/29	95	94
California GO	4.000%	9/1/29	370	385
California GO	5.000%	9/1/29	130	133
California GO	5.000%	9/1/29	240	246
California GO	5.000%	9/1/29	245	266
California GO	5.000%	9/1/29	580	630
California GO	5.000%	9/1/29	385	418
California GO	5.000%	9/1/29	185	201
California GO	5.000%	10/1/29	375	407
California GO	5.000%	10/1/29	185	188
California GO	5.000%	10/1/29	115	122
California GO	5.000%	10/1/29	65	71
California GO	5.000%	10/1/29	395	429
California GO	5.000%	10/1/29	340	370
California GO	4.000%	11/1/29	160	167
California GO	5.000%	11/1/29	330	359
California GO	5.000%	11/1/29	35	38
California GO	5.000%	11/1/29	125	131
California GO	5.000%	11/1/29	330	359
California GO	5.000%	11/1/29	660	718
California GO	5.000%	12/1/29	105	114
California GO	5.000%	3/1/30	320	350
California GO	5.000%	3/1/30	90	98
California GO	5.000%	4/1/30	105	113
California GO	5.000%	4/1/30	80	88
California GO	5.000%	4/1/30	605	662
California GO	5.000%	4/1/30	285	306
California GO	5.000%	8/1/30	230	235
California GO	5.000%	8/1/30	350	364
California GO	5.000%	8/1/30	205	217
California GO	5.000%	8/1/30	170	174
California GO	5.000%	8/1/30	250	275
California GO	5.000%	8/1/30	55	60
California GO	5.000%	8/1/30	20	21
California GO	5.000%	9/1/30	230	235
California GO	5.000%	9/1/30	50	55
California GO	5.000%	9/1/30	275	303
California GO	5.000%	9/1/30	555	611
California GO	5.000%	9/1/30	55	61
California GO	5.000%	9/1/30	5	6
California GO	3.500%	10/1/30	110	110
California GO	5.000%	10/1/30	840	909
California GO	5.000%	10/1/30	410	435
California GO	5.000%	10/1/30	365	402
California GO	5.000%	10/1/30	220	243
California GO	4.000%	11/1/30	45	47
California GO	5.000%	11/1/30	175	183
California GO	5.000%	11/1/30	645	712
California GO	5.000%	11/1/30	540	596
California GO	5.000%	12/1/30	435	481
California GO	5.000%	3/1/31	285	311
California GO	5.000%	3/1/31	20	22
California GO	5.000%	4/1/31	600	666
California GO	5.000%	4/1/31	250	277
California GO	5.000%	4/1/31	45	48
California GO	5.000%	4/1/31	1,510	1,617
California GO	5.000%	8/1/31	290	323
California GO	5.000%	8/1/31	500	557
California GO	5.000%	8/1/31	3,610	4,020
California GO	5.000%	8/1/31	80	83
California GO	3.250%	9/1/31	100	98
California GO	3.500%	9/1/31	100	100
California GO	4.000%	9/1/31	85	85
California GO	5.000%	9/1/31	225	230
California GO	5.000%	9/1/31	265	295
California GO	5.000%	9/1/31	105	117
California GO	5.000%	9/1/31	125	139
California GO	5.000%	9/1/31	800	892
6

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/31	100	111
	California GO	5.000%	9/1/31	200	223
	California GO	5.000%	9/1/31	300	334
	California GO	5.000%	10/1/31	195	210
	California GO	5.000%	10/1/31	235	262
	California GO	5.000%	10/1/31	225	251
	California GO	5.000%	11/1/31	275	302
	California GO	5.000%	11/1/31	165	175
	California GO	5.000%	11/1/31	280	313
	California GO	5.000%	11/1/31	50	55
	California GO	5.000%	12/1/31	195	218
	California GO	5.000%	12/1/31	25	25
	California GO	5.000%	3/1/32	50	54
	California GO	5.000%	4/1/32	150	160
	California GO	5.000%	4/1/32	1,810	2,027
	California GO	5.000%	4/1/32	710	795
	California GO	5.000%	4/1/32	90	96
	California GO	5.000%	8/1/32	100	104
	California GO	5.000%	8/1/32	20	20
	California GO	5.000%	8/1/32	1,035	1,163
[1]	California GO	5.250%	8/1/32	2,255	2,524
	California GO	2.500%	9/1/32	140	128
	California GO	3.000%	9/1/32	185	180
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	20	20
	California GO	5.000%	9/1/32	90	92
	California GO	5.000%	9/1/32	10	10
	California GO	5.000%	9/1/32	350	388
	California GO	5.000%	9/1/32	55	62
	California GO	5.000%	9/1/32	160	180
	California GO	5.000%	9/1/32	230	259
	California GO	5.000%	9/1/32	655	736
	California GO	5.000%	9/1/32	235	264
	California GO	5.000%	10/1/32	125	134
	California GO	5.000%	10/1/32	430	474
	California GO	5.000%	10/1/32	70	78
	California GO	5.000%	10/1/32	130	146
	California GO	5.000%	11/1/32	220	233
	California GO	5.000%	11/1/32	400	438
	California GO	5.000%	11/1/32	2,130	2,397
	California GO	5.000%	11/1/32	305	334
	California GO	5.000%	11/1/32	120	131
	California GO	5.000%	12/1/32	260	264
	California GO	5.000%	3/1/33	65	70
	California GO	5.000%	3/1/33	85	92
	California GO	5.000%	4/1/33	675	718
	California GO	5.000%	4/1/33	1,830	2,036
	California GO	5.000%	4/1/33	80	90
	California GO	3.500%	8/1/33	15	15
	California GO	5.000%	8/1/33	15	15
	California GO	5.000%	8/1/33	55	55
	California GO	5.000%	8/1/33	200	207
	California GO	5.000%	8/1/33	760	774
	California GO	5.000%	8/1/33	115	130
	California GO	5.000%	8/1/33	245	277
	California GO	5.000%	8/1/33	305	345
	California GO	3.000%	9/1/33	400	386
	California GO	3.375%	9/1/33	65	63
	California GO	5.000%	9/1/33	35	39
	California GO	5.000%	9/1/33	105	119
	California GO	5.000%	9/1/33	905	1,023
	California GO	5.000%	9/1/33	425	480
	California GO	5.000%	9/1/33	165	186
	California GO	5.000%	9/1/33	530	599
	California GO	3.000%	10/1/33	245	236
	California GO	4.000%	10/1/33	140	144
	California GO	5.000%	10/1/33	370	416
	California GO	5.000%	10/1/33	25	28
	California GO	5.000%	3/1/34	315	339
7

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	3/1/34	15	16
California GO	4.000%	8/1/34	550	574
California GO	5.000%	8/1/34	95	97
California GO	5.000%	8/1/34	55	62
California GO	4.000%	9/1/34	65	65
California GO	4.000%	9/1/34	380	377
California GO	4.000%	9/1/34	100	104
California GO	5.000%	9/1/34	65	66
California GO	5.000%	9/1/34	325	326
California GO	5.000%	9/1/34	50	51
California GO	5.000%	9/1/34	140	155
California GO	5.000%	9/1/34	325	364
California GO	5.000%	9/1/34	535	607
California GO	5.000%	9/1/34	260	295
California GO	5.000%	9/1/34	1,400	1,587
California GO	3.000%	10/1/34	290	276
California GO	4.000%	10/1/34	225	230
California GO	5.000%	10/1/34	445	496
California GO	4.000%	11/1/34	215	219
California GO	5.000%	12/1/34	135	146
California GO	5.000%	3/1/35	685	734
California GO	5.000%	4/1/35	505	532
California GO	5.000%	4/1/35	880	966
California GO	5.000%	4/1/35	275	289
California GO	3.500%	8/1/35	165	157
California GO	4.000%	8/1/35	150	149
California GO	5.000%	8/1/35	75	76
California GO	5.000%	8/1/35	60	60
California GO	5.000%	8/1/35	40	41
California GO	5.000%	8/1/35	10	11
California GO	3.000%	9/1/35	50	46
California GO	4.000%	9/1/35	120	119
California GO	4.000%	9/1/35	1,500	1,485
California GO	4.000%	9/1/35	50	49
California GO	5.000%	9/1/35	2,015	2,050
California GO	5.000%	9/1/35	110	112
California GO	5.000%	9/1/35	330	363
California GO	5.000%	9/1/35	75	83
California GO	5.000%	9/1/35	85	95
California GO	5.000%	9/1/35	570	637
California GO	5.000%	9/1/35	265	296
California GO	3.000%	10/1/35	230	215
California GO	4.000%	10/1/35	490	497
California GO	5.000%	10/1/35	40	40
California GO	5.000%	10/1/35	4,275	4,731
California GO	4.000%	11/1/35	200	200
California GO	4.000%	11/1/35	130	131
California GO	5.000%	12/1/35	70	75
California GO	4.000%	3/1/36	2,325	2,343
California GO	5.000%	4/1/36	575	604
California GO	4.000%	8/1/36	95	94
California GO	4.000%	8/1/36	60	61
California GO	5.000%	8/1/36	310	315
California GO	5.000%	8/1/36	460	512
California GO	4.000%	9/1/36	105	104
California GO	4.000%	9/1/36	510	503
California GO	5.000%	9/1/36	735	746
California GO	5.000%	9/1/36	235	256
California GO	5.000%	9/1/36	10	10
California GO	5.000%	9/1/36	435	479
California GO	5.000%	9/1/36	385	426
California GO	3.000%	10/1/36	65	59
California GO	4.000%	10/1/36	515	512
California GO	4.000%	10/1/36	875	881
California GO	5.000%	10/1/36	1,150	1,261
California GO	4.000%	11/1/36	20	20
California GO	4.000%	11/1/36	10	10
California GO	5.000%	11/1/36	25	26
California GO	5.000%	11/1/36	30	32
California GO	5.000%	12/1/36	170	182
8

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	3/1/37	260	261
California GO	5.000%	4/1/37	105	114
California GO	4.000%	8/1/37	5	5
California GO	5.000%	8/1/37	70	73
California GO	5.000%	8/1/37	800	883
California GO	4.000%	9/1/37	125	122
California GO	4.000%	9/1/37	110	110
California GO	5.000%	9/1/37	50	51
California GO	5.000%	9/1/37	558	610
California GO	5.000%	9/1/37	2,120	2,329
California GO	3.000%	10/1/37	410	364
California GO	4.000%	10/1/37	185	182
California GO	4.000%	10/1/37	20	20
California GO	5.000%	10/1/37	510	548
California GO	4.000%	11/1/37	60	59
California GO	5.000%	11/1/37	25	26
California GO	5.000%	11/1/37	75	77
California GO	5.000%	11/1/37	3,260	3,534
California GO	4.000%	3/1/38	440	438
California GO	5.000%	4/1/38	10	10
California GO	4.000%	8/1/38	10	10
California GO	5.000%	9/1/38	185	201
California GO	5.000%	8/1/39	640	698
California GO	5.000%	9/1/39	490	526
California GO	5.000%	9/1/39	720	782
California GO	4.000%	10/1/39	625	607
California GO	5.000%	10/1/39	10	10
California GO	5.000%	10/1/39	505	544
California GO	5.250%	10/1/39	130	131
California GO	5.000%	11/1/39	45	47
California GO	4.000%	3/1/40	710	698
California GO	3.000%	11/1/40	185	154
California GO	5.000%	9/1/41	340	360
California GO	5.000%	9/1/41	115	124
California GO	4.000%	10/1/41	1,105	1,080
California GO	5.000%	10/1/41	390	412
California GO	3.000%	11/1/41	300	244
California GO	4.000%	4/1/42	210	203
California GO	5.000%	4/1/42	1,335	1,356
California GO	5.000%	4/1/42	140	148
California GO	4.000%	9/1/42	455	439
California GO	5.000%	9/1/42	215	228
California GO	4.000%	10/1/42	165	159
California GO	5.000%	10/1/42	410	423
California GO	5.000%	10/1/42	990	1,054
California GO	5.000%	11/1/42	680	722
California GO	5.000%	3/1/43	1,000	1,070
California GO	4.000%	9/1/43	775	740
California GO	4.000%	9/1/43	100	95
California GO	5.000%	9/1/43	2,435	2,583
California GO	5.000%	9/1/43	850	904
California GO	5.000%	9/1/43	190	202
California GO	2.250%	11/1/43	110	75
California GO	2.375%	12/1/43	190	133
California GO	5.000%	12/1/43	110	115
California GO	4.000%	8/1/44	250	235
California GO	5.250%	8/1/44	400	431
California GO	5.000%	9/1/44	110	116
California GO	4.000%	10/1/44	425	397
California GO	4.000%	11/1/44	270	252
California GO	4.125%	3/1/45	2,000	1,919
California GO	5.000%	3/1/45	250	264
California GO	3.250%	4/1/45	290	233
California GO	4.000%	8/1/45	265	246
California GO	5.000%	8/1/45	1,385	1,387
California GO	4.000%	9/1/45	450	418
California GO	5.000%	9/1/45	940	949
California GO	5.000%	10/1/45	135	141
California GO	5.250%	10/1/45	75	80
California GO	4.000%	11/1/45	350	325
9

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	3/1/46	555	426
	California GO	4.000%	3/1/46	60	55
	California GO	4.000%	8/1/46	250	230
	California GO	5.000%	8/1/46	225	227
	California GO	3.000%	9/1/46	565	427
	California GO	4.000%	9/1/46	225	207
	California GO	5.000%	9/1/46	95	96
	California GO	2.375%	10/1/46	360	240
	California GO	3.000%	12/1/46	880	673
	California GO	5.000%	4/1/47	10	10
	California GO	4.000%	9/1/47	255	232
	California GO	5.250%	9/1/47	390	411
	California GO	3.625%	10/1/47	150	127
	California GO	4.000%	11/1/47	695	635
	California GO	5.000%	11/1/47	205	207
	California GO	5.000%	9/1/48	475	495
	California GO	4.125%	3/1/49	1,035	962
	California GO	5.000%	3/1/49	480	502
	California GO	4.000%	4/1/49	370	333
	California GO	4.000%	4/1/49	15	14
	California GO	5.000%	4/1/49	25	26
	California GO	4.000%	8/1/49	95	85
	California GO	5.000%	8/1/49	100	104
	California GO	5.500%	8/1/49	425	461
	California GO	3.000%	10/1/49	100	74
	California GO	2.500%	12/1/49	495	323
	California GO	3.000%	12/1/49	50	37
	California GO	2.500%	3/1/50	565	366
	California GO	3.000%	3/1/50	110	82
	California GO	3.000%	3/1/50	460	341
	California GO	4.000%	10/1/50	150	134
	California GO	3.000%	11/1/50	2,485	1,836
	California GO	4.500%	12/1/50	1,350	1,289
	California GO	2.375%	10/1/51	270	166
	California GO	3.000%	4/1/52	610	447
	California GO	4.000%	9/1/52	350	312
	California GO	5.000%	9/1/52	130	134
	California GO	5.000%	9/1/53	315	327
	California GO	5.250%	9/1/53	860	906
	California GO	4.000%	8/1/54	265	235
	California GO	5.250%	8/1/54	210	222
	California GO	5.500%	8/1/54	185	200
	California GO	5.000%	3/1/55	1,630	1,695
	California GO, ETM	4.000%	11/1/30	5	5
	California GO, Prere.	4.000%	3/1/30	35	37
	California GO, Prere.	5.000%	3/1/30	15	16
	California GO, Prere.	4.000%	11/1/30	5	5
	California GO, Prere.	4.000%	11/1/30	5	5
	California GO, Prere.	5.000%	11/1/30	5	6
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	6/2/25	2,120	2,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	95	95
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	90	93
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	280	296
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/49	50	49
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/54	100	97
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/59	75	72
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/42	105	107
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	355	359
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	835	841
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/55	770	730
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/59	995	1,035
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	145	145
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	345	354
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	155	164
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	580	614
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	415	439
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	55	57
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	180	187
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	100	102
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	705	713
10

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/26	225	229
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/28	20	21
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/33	100	100
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/33	250	284
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	960	877
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	100	101
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	100	103
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	25	26
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	125	129
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	5	5
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	125	127
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	105	112
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	80	81
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	70	75
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	35	36
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	385	423
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	580	602
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	60	64
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	40	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/31	325	344
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/31	250	283
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/32	240	254
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/32	85	97
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	35	40
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	80	91
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	115	121
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	190	200
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/36	70	78
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	500	500
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/41	115	114
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/42	205	201
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/47	20	19
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/48	50	46
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	140	137
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/47	115	101
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	15	15
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	25	26
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	40	42
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	790	800
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	1,040	1,046
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	845	864
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/39	1,000	1,012
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	340	313
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	250	220
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/48	650	630
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/49	500	479
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	25	18
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/51	70	67
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	500	473
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	355	250
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	3,250	908
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	65	65
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/28	100	107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	295	295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	95	96
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	170	172
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	380	389
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	315	324
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	50	52
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	210	220
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	65	69
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	180	192
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	40	42
11

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	190	204
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	155	161
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	430	468
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	90	99
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	830	916
California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/31	10	10
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	575	638
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	315	351
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	265	293
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	570	626
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	610	665
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	595	645
California State Public Works Board Lease (Abatement) Revenue	3.500%	12/1/35	130	122
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	200	221
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	335	360
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	345	379
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	125	136
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/39	95	103
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	160	169
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,240	1,305
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	35	33
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	200	209
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	120	113
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	95	99
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	295	274
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	35	36
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	150	138
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	50	46
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/47	125	113
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	605	623
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	150	151
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	15	15
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	35	35
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	145	149
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	510	523
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	645	664
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	70	72
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	80	82
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/28	100	106
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	260	278
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	150	161
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	130	141
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	95	103
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	55	60
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	25	26
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	25	27
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/30	230	249
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/30	405	446
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	40	40
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	100	111
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	240	267
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	100	100
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	195	210
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	50	50
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	125	140
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	65	65
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	95	102
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/32	145	163
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	30	30
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	380	428
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	685	772
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	50	53
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	100	113
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/33	145	162
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/34	135	147
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	1,055	1,191
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	510	570
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	21
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	20
12

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/34	200	221
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/35	60	65
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	185	205
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	200	224
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/35	210	230
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	300	302
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	160	175
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	235	260
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	40	43
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	25	27
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	200	219
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/38	500	558
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	50	54
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	850	922
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	2,000	2,169
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	190	166
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	265	266
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	240	247
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	125	130
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/45	115	106
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/45	30	31
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	840	766
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/47	135	139
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/50	1,000	1,031
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	15	15
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	65	65
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	80	82
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	130	136
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	125	139
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	25	28
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/32	35	39
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/33	50	55
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	525	573
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/34	205	224
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	15	15
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	325	323
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	105	103
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	305	293
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	380	346
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	425	436
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/46	190	195
California State University College & University Revenue	5.000%	11/1/25	25	25
California State University College & University Revenue	5.000%	11/1/25	100	101
California State University College & University Revenue	5.000%	11/1/25	100	101
California State University College & University Revenue	5.000%	11/1/26	15	16
California State University College & University Revenue	5.000%	11/1/26	90	92
California State University College & University Revenue	5.000%	11/1/27	145	146
California State University College & University Revenue	5.000%	11/1/27	170	178
California State University College & University Revenue	5.000%	11/1/27	645	657
California State University College & University Revenue	5.000%	11/1/28	445	453
California State University College & University Revenue	5.000%	11/1/28	70	73
California State University College & University Revenue	5.000%	11/1/29	120	125
California State University College & University Revenue	5.000%	11/1/29	545	554
California State University College & University Revenue	5.000%	11/1/30	15	16
California State University College & University Revenue	5.000%	11/1/30	135	137
California State University College & University Revenue	5.000%	11/1/30	205	206
California State University College & University Revenue	5.000%	11/1/31	310	312
California State University College & University Revenue	5.000%	11/1/31	290	301
California State University College & University Revenue	5.000%	11/1/31	490	498
California State University College & University Revenue	5.000%	11/1/32	480	482
California State University College & University Revenue	5.000%	11/1/32	195	202
California State University College & University Revenue	5.000%	11/1/32	1,170	1,188
California State University College & University Revenue	3.000%	11/1/33	230	218
California State University College & University Revenue	5.000%	11/1/33	20	21
California State University College & University Revenue	5.000%	11/1/33	225	228
California State University College & University Revenue	5.000%	11/1/33	15	15
California State University College & University Revenue	5.000%	11/1/34	85	90
California State University College & University Revenue	5.000%	11/1/35	30	31
California State University College & University Revenue	5.000%	11/1/35	265	279
13

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/35	50	57
	California State University College & University Revenue	3.125%	11/1/36	280	254
	California State University College & University Revenue	4.000%	11/1/36	320	317
	California State University College & University Revenue	5.000%	11/1/36	95	96
	California State University College & University Revenue	5.000%	11/1/36	355	372
	California State University College & University Revenue	5.000%	11/1/36	10	11
	California State University College & University Revenue	3.200%	11/1/37	30	27
	California State University College & University Revenue	4.000%	11/1/37	635	625
	California State University College & University Revenue	5.000%	11/1/37	10	10
	California State University College & University Revenue	5.000%	11/1/37	80	82
	California State University College & University Revenue	4.000%	11/1/38	525	510
	California State University College & University Revenue	5.000%	11/1/38	145	145
	California State University College & University Revenue	5.000%	11/1/38	40	41
	California State University College & University Revenue	5.000%	11/1/39	50	56
	California State University College & University Revenue	5.000%	11/1/40	10	10
	California State University College & University Revenue	5.000%	11/1/41	1,255	1,267
	California State University College & University Revenue	5.000%	11/1/41	110	120
	California State University College & University Revenue	5.000%	11/1/42	2,500	2,543
	California State University College & University Revenue	5.000%	11/1/42	100	108
	California State University College & University Revenue	4.000%	11/1/43	105	97
	California State University College & University Revenue	5.000%	11/1/43	480	480
	California State University College & University Revenue	5.000%	11/1/43	15	15
	California State University College & University Revenue	5.000%	11/1/43	470	503
	California State University College & University Revenue	5.000%	11/1/44	100	102
	California State University College & University Revenue	5.000%	11/1/44	450	477
	California State University College & University Revenue	4.000%	11/1/45	250	225
	California State University College & University Revenue	5.000%	11/1/45	1,000	1,009
	California State University College & University Revenue	3.000%	11/1/46	225	166
	California State University College & University Revenue	5.000%	11/1/47	90	91
	California State University College & University Revenue	5.000%	11/1/47	115	115
	California State University College & University Revenue	5.000%	11/1/48	280	283
	California State University College & University Revenue	5.250%	11/1/48	175	185
	California State University College & University Revenue	5.000%	11/1/49	230	233
	California State University College & University Revenue	5.500%	11/1/49	715	775
	California State University College & University Revenue	5.000%	11/1/50	2,060	2,079
	California State University College & University Revenue	3.000%	11/1/52	25	17
	California State University College & University Revenue	5.250%	11/1/53	2,830	2,983
	California State University College & University Revenue	4.000%	11/1/55	325	276
	California State University College & University Revenue	5.500%	11/1/55	800	862
	California State University College & University Revenue PUT	0.550%	11/1/26	85	81
	California State University College & University Revenue PUT	3.125%	11/1/26	550	549
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	250	225
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	50	43
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/26	105	106
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.500%	5/15/36	100	93
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	65	65
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	170	153
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	20	20
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	75	77
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	70	72
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	150	154
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	175	180
	Campbell Union School District GO	0.000%	8/1/40	100	52
[1]	Centinela Valley Union High School District GO	3.000%	8/1/44	70	53
[1]	Centinela Valley Union High School District GO	4.000%	8/1/47	100	89
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	170	149
	Cerritos Community College District GO	0.000%	8/1/29	1,000	876
	Cerritos Community College District GO	3.000%	8/1/44	50	38
	Cerritos Community College District GO	4.000%	8/1/49	670	613
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	475	477
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	300	300
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	150	150
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	1,005	986
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	230	213
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	95	87
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	60	64
	Chaffey Community College District GO, Prere.	4.000%	6/1/28	135	140
	Chaffey Community College District GO, Prere.	5.000%	6/1/28	215	229
	Chaffey Joint Union High School District GO	0.000%	8/1/40	200	101
	Chico Unified School District GO	4.500%	8/1/49	1,835	1,791
14

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	1,710	1,712
	Chino Valley Unified School District GO	0.000%	8/1/40	100	50
	Chino Valley Unified School District GO	4.000%	8/1/45	250	230
	Chino Valley Unified School District GO	0.000%	8/1/47	150	50
	Chino Valley Unified School District GO	0.000%	8/1/48	350	112
	Chino Valley Unified School District GO	5.000%	8/1/55	580	591
	Citrus Community College District GO	5.000%	8/1/49	150	158
[3]	Clovis Unified School District GO	0.000%	8/1/29	70	61
	Clovis Unified School District GO	5.250%	8/1/42	370	389
	Clovis Unified School District GO	5.000%	8/1/47	750	765
	Clovis Unified School District GO	4.000%	8/1/48	775	707
	Coast Community College District GO	3.000%	8/1/39	45	38
	Coast Community College District GO	0.000%	8/1/40	225	115
	Coast Community College District GO	0.000%	8/1/41	1,625	785
	Coast Community College District GO	0.000%	8/1/42	245	111
	Coast Community College District GO	4.000%	8/1/42	30	28
	Coast Community College District GO	0.000%	8/1/43	1,350	584
	Coast Community College District GO, Prere.	0.000%	8/15/25	30	19
	Coast Community College District GO, Prere.	4.000%	8/15/25	35	35
	Coast Community College District GO, Prere.	5.000%	8/15/25	170	171
	Coast Community College District GO, Prere.	4.500%	8/1/27	300	312
[4]	Compton CA Unified School District GO	0.000%	6/1/36	250	157
[4]	Compton CA Unified School District GO	0.000%	6/1/40	120	59
[4]	Compton CA Unified School District GO	3.000%	6/1/49	340	250
[4]	Compton CA Unified School District GO	4.000%	6/1/49	305	277
	Concord CA COP	2.125%	4/1/41	305	208
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	35	39
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/32	65	69
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/33	110	116
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	10	10
	Corona-Norco Unified School District GO	4.000%	8/1/43	50	47
	Corona-Norco Unified School District GO	3.000%	8/1/44	60	46
	Corona-Norco Unified School District GO	4.000%	8/1/44	25	23
	Corona-Norco Unified School District GO	4.000%	8/1/49	430	390
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	175	176
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	80	80
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	895	802
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/41	440	383
	Desert Community College District GO	4.000%	8/1/39	100	98
	Desert Community College District GO	4.000%	8/1/51	200	181
	Desert Community College District GO	4.000%	8/1/51	770	700
	Desert Community College District GO, Prere.	5.000%	2/1/26	100	101
	Desert Community College District GO, Prere.	5.000%	2/1/26	90	91
	Desert Sands Unified School District GO	4.000%	8/1/50	500	458
	Downey Unified School District GO	4.000%	8/1/48	510	466
	Downey Unified School District GO	4.000%	8/1/52	50	45
	Dublin Unified School District GO	4.250%	8/1/53	220	210
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	415	415
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	100	100
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	115	115
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	460	481
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	85	89
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	215	215
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	810	845
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	95	106
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	210	219
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	5,730	5,734
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	265	276
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	95	108
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	250	250
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	175	182
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	30	31
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	205	212
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	265	295
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	650	650
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/40	85	93
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	10	11
15

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	50	53
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	80	80
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	50	50
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,000	1,015
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	220	230
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/50	500	526
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/54	495	514
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/55	500	522
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	640	640
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/26	1,700	1,734
[1]	East Side Union High School District GO	5.000%	8/1/31	70	78
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	65	66
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	80	80
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	55	60
	Eastern Municipal Water District Water Revenue	5.000%	7/1/42	60	60
	Eastern Municipal Water District Water Revenue	5.000%	7/1/45	50	50
	El Camino Community College District Foundation GO	0.000%	8/1/38	175	101
	El Camino Community College District Foundation GO	4.000%	8/1/41	1,010	948
	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/26	250	254
	El Monte Union High School District GO	0.000%	6/1/44	200	81
	El Monte Union High School District GO	0.000%	6/1/45	250	95
	El Monte Union High School District GO	0.000%	6/1/46	800	287
	El Monte Union High School District GO	4.000%	6/1/46	745	683
[4]	Elk Grove Unified School District COP	3.125%	2/1/40	445	369
	Elk Grove Unified School District GO	4.000%	8/1/46	325	299
	Elk Grove Unified School District GO	4.000%	8/1/48	305	278
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/44	1,100	1,020
[1]	Fontana Unified School District GO	2.375%	8/1/44	285	184
[6]	Foothill-De Anza Community College District GO	0.000%	8/1/36	300	198
	Foothill-De Anza Community College District GO	3.000%	8/1/40	700	591
	Foothill-De Anza Community College District GO	4.000%	8/1/40	1,060	1,030
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	115	125
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	100	113
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	250	176
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	500	568
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	725	687
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	255	240
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	4,130	3,881
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	500	394
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	225	193
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	265	260
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	290	277
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	120	111
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	160	144
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/30	80	70
[1]	Fowler Unified School District GO	0.000%	8/1/40	75	39
	Fremont Union High School District GO	3.000%	8/1/39	200	171
	Fremont Union High School District GO	4.000%	8/1/46	50	46
	Fresno Unified School District GO	3.000%	8/1/41	525	419
	Fresno Unified School District GO	4.000%	8/1/41	1,105	1,027
	Fresno Unified School District GO	4.000%	8/1/46	140	128
	Fresno Unified School District GO	4.000%	8/1/52	380	341
	Fresno Unified School District GO	4.000%	8/1/55	20	18
	Fullerton Joint Union High School District GO	4.000%	8/1/54	15	13
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/49	500	512
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/54	265	232
	Glendale CA Community College District GO	4.000%	8/1/46	85	76
	Glendale CA Community College District GO	3.000%	8/1/47	270	195
	Glendale CA Community College District GO	4.000%	8/1/50	465	413
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	100	106
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/51	215	216
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/54	135	136
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/54	365	367
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/25	70	70
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	600	600
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	505	505
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	575	575
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	600	600
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	70	73
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	105	111
16

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	455	467
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	295	270
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	250	229
	Hayward CA Sewer Revenue	4.000%	3/1/52	500	445
	Hayward CA Sewer Revenue	4.000%	3/1/55	500	442
[1]	Hayward Unified School District GO	3.500%	8/1/37	90	83
[1]	Hayward Unified School District GO	4.000%	8/1/42	100	93
[4]	Hayward Unified School District GO	4.000%	8/1/43	1,000	922
[4]	Hayward Unified School District GO	5.000%	8/1/44	90	91
[4]	Hayward Unified School District GO	4.000%	8/1/48	145	130
[1]	Hayward Unified School District GO	4.000%	8/1/50	100	88
[9]	Hayward Unified School District GO	5.250%	8/1/50	150	156
[9]	Hayward Unified School District GO	5.250%	8/1/54	250	260
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	80	81
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	260	246
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/34	130	132
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/35	195	181
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/36	495	499
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/37	45	45
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/38	625	629
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	850	854
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	120	120
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/42	25	27
[4]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/52	50	48
	Inglewood Unified School District GO	5.500%	8/1/42	1,500	1,654
	Inglewood Unified School District GO	5.500%	8/1/43	1,400	1,534
[4]	Irvine CA Special Tax Revenue	5.250%	9/1/53	2,000	2,082
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	270	272
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	1,085	1,092
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	1,120	1,024
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/48	1,175	1,210
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	0.000%	9/1/49	900	271
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	125	130
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	545	485
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/41	80	81
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/46	205	206
[5]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	2.200%	6/2/25	720	720
	Kern Community College District GO	5.250%	8/1/38	50	55
	Lakeside San Diego County Union School District GO	0.000%	8/1/35	910	618
	Lakeside San Diego County Union School District GO	0.000%	8/1/50	85	25
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	1,360	1,222
	Lodi CA Unified School District GO	3.000%	8/1/43	135	105
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	130	131
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/49	825	845
	Long Beach Community College District GO	4.000%	8/1/45	300	276
[2]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/32	0.000%	8/1/49	200	128
	Long Beach Unified School District GO	5.000%	8/1/25	30	30
	Long Beach Unified School District GO	4.000%	8/1/30	285	287
	Long Beach Unified School District GO	0.000%	8/1/38	100	55
	Long Beach Unified School District GO	3.000%	8/1/47	495	358
	Long Beach Unified School District GO	3.000%	8/1/48	300	215
	Long Beach Unified School District GO	4.000%	8/1/48	900	824
	Long Beach Unified School District GO	3.000%	8/1/50	265	186
	Long Beach Unified School District GO	4.000%	8/1/50	35	32
	Long Beach Unified School District GO	4.000%	8/1/53	190	169
	Los Angeles CA Community College District GO	5.000%	8/1/25	250	251
	Los Angeles CA Community College District GO	5.000%	8/1/25	755	758
	Los Angeles CA Community College District GO	5.000%	8/1/25	345	346
	Los Angeles CA Community College District GO	5.000%	8/1/25	40	40
	Los Angeles CA Community College District GO	5.000%	8/1/25	445	447
	Los Angeles CA Community College District GO	5.000%	8/1/25	320	321
	Los Angeles CA Community College District GO	5.000%	6/1/26	1,185	1,212
	Los Angeles CA Community College District GO	5.000%	8/1/26	405	416
	Los Angeles CA Community College District GO	5.000%	8/1/26	80	82
	Los Angeles CA Community College District GO	5.000%	8/1/26	140	144
	Los Angeles CA Community College District GO	5.000%	8/1/27	755	793
	Los Angeles CA Community College District GO	5.000%	8/1/27	165	173
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	116
	Los Angeles CA Community College District GO	5.000%	8/1/28	190	204
	Los Angeles CA Community College District GO	5.000%	8/1/28	2,350	2,520
17

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	5.000%	8/1/29	50	54
Los Angeles CA Community College District GO	5.000%	8/1/29	1,165	1,273
Los Angeles CA Community College District GO	5.000%	8/1/29	90	98
Los Angeles CA Community College District GO	5.000%	8/1/30	50	56
Los Angeles CA Community College District GO	5.000%	8/1/30	175	194
Los Angeles CA Community College District GO	5.000%	8/1/30	285	316
Los Angeles CA Community College District GO	5.000%	8/1/31	105	118
Los Angeles CA Community College District GO	5.000%	8/1/32	60	69
Los Angeles CA Community College District GO	5.000%	8/1/33	175	202
Los Angeles CA Community College District GO	5.000%	8/1/34	145	168
Los Angeles CA Community College District GO	5.000%	8/1/35	10	11
Los Angeles CA Community College District GO	4.000%	8/1/36	10	10
Los Angeles CA Community College District GO	5.000%	8/1/36	55	56
Los Angeles CA Community College District GO	4.000%	8/1/37	125	124
Los Angeles CA Community College District GO	5.000%	8/1/37	45	50
Los Angeles CA Community College District GO	4.000%	8/1/38	125	123
Los Angeles CA Community College District GO	4.000%	8/1/38	25	25
Los Angeles CA Community College District GO	5.000%	8/1/38	335	376
Los Angeles CA Community College District GO	3.000%	8/1/39	445	378
Los Angeles CA Community College District GO	3.000%	8/1/39	100	85
Los Angeles CA Community College District GO	4.000%	8/1/39	120	117
Los Angeles CA Community College District GO	4.000%	8/1/41	370	351
Los Angeles CA Solid Waste Resources Resource Recovery Revenue	5.000%	2/1/38	95	105
Los Angeles CA Unified School District COP	5.000%	10/1/25	20	20
Los Angeles CA Unified School District COP	5.000%	10/1/26	35	36
Los Angeles CA Unified School District COP	5.000%	10/1/29	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/30	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/31	40	44
Los Angeles CA Unified School District COP	5.000%	10/1/32	100	112
Los Angeles CA Unified School District COP	5.000%	10/1/33	100	112
Los Angeles CA Unified School District COP	5.000%	10/1/34	315	357
Los Angeles CA Unified School District COP	5.000%	10/1/34	220	246
Los Angeles CA Unified School District COP	5.000%	10/1/35	215	239
Los Angeles CA Unified School District COP	5.000%	10/1/36	355	391
Los Angeles CA Unified School District COP	5.000%	10/1/37	80	87
Los Angeles CA Unified School District COP	5.000%	10/1/38	5	5
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/25	30	30
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/26	55	57
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/29	15	16
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/30	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/31	60	67
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/32	150	169
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/33	150	170
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/33	315	357
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/33	520	589
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/33	115	130
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/33	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/25	330	331
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,270	1,272
Los Angeles CA Unified School District GO	5.000%	7/1/25	415	416
Los Angeles CA Unified School District GO	5.000%	7/1/25	55	55
Los Angeles CA Unified School District GO	5.000%	7/1/25	85	85
Los Angeles CA Unified School District GO	5.000%	7/1/25	890	891
Los Angeles CA Unified School District GO	5.000%	7/1/25	360	361
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,315	1,317
Los Angeles CA Unified School District GO	5.000%	7/1/25	105	105
Los Angeles CA Unified School District GO	5.000%	7/1/25	110	110
Los Angeles CA Unified School District GO	5.000%	7/1/26	405	406
Los Angeles CA Unified School District GO	5.000%	7/1/26	725	742
Los Angeles CA Unified School District GO	5.000%	7/1/26	395	404
Los Angeles CA Unified School District GO	5.000%	7/1/26	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/26	710	727
Los Angeles CA Unified School District GO	5.000%	7/1/26	390	399
Los Angeles CA Unified School District GO	5.000%	7/1/27	805	823
Los Angeles CA Unified School District GO	5.000%	7/1/27	270	282
Los Angeles CA Unified School District GO	5.000%	7/1/27	105	110
Los Angeles CA Unified School District GO	5.000%	7/1/27	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/27	410	429
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	287
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,500	1,568
18

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/27	40	40
Los Angeles CA Unified School District GO	5.000%	7/1/27	150	157
Los Angeles CA Unified School District GO	5.000%	7/1/27	50	52
Los Angeles CA Unified School District GO	5.000%	7/1/28	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/28	760	810
Los Angeles CA Unified School District GO	5.000%	7/1/28	220	234
Los Angeles CA Unified School District GO	5.000%	7/1/28	575	588
Los Angeles CA Unified School District GO	5.000%	7/1/28	990	1,055
Los Angeles CA Unified School District GO	5.000%	7/1/28	255	272
Los Angeles CA Unified School District GO	5.000%	7/1/28	280	298
Los Angeles CA Unified School District GO	5.000%	7/1/28	180	192
Los Angeles CA Unified School District GO	5.000%	7/1/28	450	480
Los Angeles CA Unified School District GO	2.000%	7/1/29	320	299
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,025	1,027
Los Angeles CA Unified School District GO	5.000%	7/1/29	435	472
Los Angeles CA Unified School District GO	5.000%	7/1/29	65	68
Los Angeles CA Unified School District GO	5.000%	7/1/29	100	108
Los Angeles CA Unified School District GO	5.000%	7/1/29	240	260
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,255	1,361
Los Angeles CA Unified School District GO	5.000%	7/1/29	70	76
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/30	495	535
Los Angeles CA Unified School District GO	5.000%	7/1/30	460	470
Los Angeles CA Unified School District GO	5.000%	7/1/30	410	451
Los Angeles CA Unified School District GO	5.000%	7/1/30	220	242
Los Angeles CA Unified School District GO	5.000%	7/1/30	210	231
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,055	1,161
Los Angeles CA Unified School District GO	5.000%	7/1/30	185	204
Los Angeles CA Unified School District GO	5.000%	7/1/30	365	402
Los Angeles CA Unified School District GO	3.000%	7/1/31	200	195
Los Angeles CA Unified School District GO	5.000%	7/1/31	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/31	1,385	1,544
Los Angeles CA Unified School District GO	5.000%	7/1/31	10	11
Los Angeles CA Unified School District GO	3.000%	7/1/32	525	502
Los Angeles CA Unified School District GO	4.000%	7/1/32	295	308
Los Angeles CA Unified School District GO	4.000%	7/1/32	75	78
Los Angeles CA Unified School District GO	5.000%	7/1/32	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/32	75	82
Los Angeles CA Unified School District GO	5.000%	7/1/32	95	99
Los Angeles CA Unified School District GO	5.000%	7/1/32	30	32
Los Angeles CA Unified School District GO	5.000%	7/1/32	1,855	2,089
Los Angeles CA Unified School District GO	4.000%	7/1/33	275	275
Los Angeles CA Unified School District GO	4.000%	7/1/33	10	10
Los Angeles CA Unified School District GO	4.000%	7/1/33	240	242
Los Angeles CA Unified School District GO	5.000%	7/1/33	245	266
Los Angeles CA Unified School District GO	5.000%	7/1/33	40	44
Los Angeles CA Unified School District GO	5.000%	7/1/33	105	110
Los Angeles CA Unified School District GO	5.000%	7/1/33	185	201
Los Angeles CA Unified School District GO	5.000%	7/1/33	4,800	5,435
Los Angeles CA Unified School District GO	5.000%	7/1/33	75	84
Los Angeles CA Unified School District GO	3.000%	1/1/34	90	85
Los Angeles CA Unified School District GO	4.000%	7/1/34	170	170
Los Angeles CA Unified School District GO	5.000%	7/1/34	2,920	3,317
Los Angeles CA Unified School District GO	5.000%	7/1/34	445	491
Los Angeles CA Unified School District GO	3.000%	7/1/35	140	129
Los Angeles CA Unified School District GO	5.000%	7/1/35	785	844
Los Angeles CA Unified School District GO	5.000%	7/1/35	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/35	130	142
Los Angeles CA Unified School District GO	4.000%	7/1/36	160	161
Los Angeles CA Unified School District GO	4.000%	7/1/36	445	451
Los Angeles CA Unified School District GO	5.000%	7/1/36	150	167
Los Angeles CA Unified School District GO	5.000%	7/1/36	130	146
Los Angeles CA Unified School District GO	5.000%	7/1/36	500	564
Los Angeles CA Unified School District GO	4.000%	7/1/37	175	173
Los Angeles CA Unified School District GO	4.000%	7/1/37	125	125
Los Angeles CA Unified School District GO	5.000%	7/1/37	30	31
Los Angeles CA Unified School District GO	5.000%	7/1/37	60	65
Los Angeles CA Unified School District GO	5.000%	7/1/37	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/37	225	250
Los Angeles CA Unified School District GO	3.000%	7/1/38	35	31
19

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/38	1,730	1,700
Los Angeles CA Unified School District GO	4.000%	7/1/38	225	223
Los Angeles CA Unified School District GO	5.000%	7/1/38	170	175
Los Angeles CA Unified School District GO	5.000%	7/1/38	110	119
Los Angeles CA Unified School District GO	5.000%	7/1/38	700	772
Los Angeles CA Unified School District GO	4.000%	7/1/39	330	322
Los Angeles CA Unified School District GO	5.000%	7/1/39	175	191
Los Angeles CA Unified School District GO	5.000%	7/1/39	50	55
Los Angeles CA Unified School District GO	5.000%	7/1/39	500	551
Los Angeles CA Unified School District GO	4.000%	7/1/40	35	34
Los Angeles CA Unified School District GO	4.000%	7/1/40	310	294
Los Angeles CA Unified School District GO	5.000%	7/1/40	170	170
Los Angeles CA Unified School District GO	5.000%	7/1/40	215	233
Los Angeles CA Unified School District GO	5.250%	7/1/40	25	27
Los Angeles CA Unified School District GO	4.000%	7/1/41	1,555	1,501
Los Angeles CA Unified School District GO	5.000%	7/1/41	95	101
Los Angeles CA Unified School District GO	5.000%	7/1/41	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/41	450	484
Los Angeles CA Unified School District GO	5.000%	7/1/42	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/42	405	432
Los Angeles CA Unified School District GO	5.250%	7/1/42	2,835	2,899
Los Angeles CA Unified School District GO	5.250%	7/1/42	180	194
Los Angeles CA Unified School District GO	5.250%	7/1/42	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/43	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/43	380	403
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,200	1,109
Los Angeles CA Unified School District GO	4.000%	7/1/44	730	675
Los Angeles CA Unified School District GO	5.000%	7/1/44	500	526
Los Angeles CA Unified School District GO	3.000%	7/1/45	285	215
Los Angeles CA Unified School District GO	5.000%	7/1/45	980	1,026
Los Angeles CA Unified School District GO	2.625%	7/1/46	50	34
Los Angeles CA Unified School District GO	5.250%	7/1/47	255	267
Los Angeles CA Unified School District GO	5.250%	7/1/48	1,370	1,440
Los Angeles CA Unified School District GO	4.000%	7/1/49	550	491
Los Angeles CA Unified School District GO	5.000%	7/1/49	1,000	1,032
Los Angeles CA Unified School District GO	5.250%	7/1/49	1,000	1,052
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	235	235
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	835	835
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	135	138
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	35	36
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	570	594
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	500	521
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	310	330
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	105	112
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	35	35
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	90	97
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	455	500
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	205	213
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	185	192
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	410	456
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	145	163
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	250	283
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	250	285
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/40	250	272
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/41	950	1,022
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/42	20	18
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/42	250	267
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	170	173
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	395	394
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/47	55	57
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10	10
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/50	1,000	1,056
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	460	403
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/55	360	369
Los Angeles County CA General Fund Revenue TRAN	5.000%	6/30/25	200	200
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	430	453
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	100	105
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	275	287
20

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	75	77
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	915	837
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	10	10
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/29	165	180
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/30	90	100
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/32	30	34
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/34	720	833
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/35	465	533
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/37	500	565
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/38	100	112
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/39	485	538
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	75	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	430	430
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	445	455
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	75	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	990	1,035
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/27	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	990	1,059
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	55	59
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	115	123
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	80	86
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	260	283
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	215	225
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	185	202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	55	58
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	250	277
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	230	234
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	125	130
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	105	110
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	25	28
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	100	102
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	150	168
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	175	193
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	55	62
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	160	180
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	415	431
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	235	249
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	130	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	360	396
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	100	112
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	410	426
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	220	233
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	70	71
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	295	323
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	185	191
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	100	111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	105	111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	30	34
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	165	180
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	385	405
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	45	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	265	268
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	885	958
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	140	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	180	181
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	215	217
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	125	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	295	317
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	160	160
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	240	240
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	155	166
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	600	615
21

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	1,000	1,039
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	95	97
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,250	1,234
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	45	46
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	65	67
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	145	148
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/39	10	9
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	1,000	978
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/39	115	116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	215	219
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	275	283
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	90	92
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	70	71
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	230	246
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	185	196
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	380	385
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	430	436
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,550	1,585
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	55	57
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/45	520	541
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	35	40
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	150	169
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	200	187
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	105	110
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	40	42
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/41	100	109
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	35	36
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	100	106
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	725	660
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	575	587
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	550	550
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	640	657
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	1,000	896
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	25	25
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	145	155
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	290	203
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	150	96
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	100	87
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	100	104
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	25	27
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	60	55
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	300	301
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	390	392
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	30	32
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	45	48
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	75	80
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	425	452
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	215	232
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	500	540
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	165	179
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	95	104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	25	27
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	750	833
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	325	351
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	25	27
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	750	841
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	95	103
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	330	353
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	110	119
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	285	303
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	25	27
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	80	81
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	255	270
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	60	65
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	500	565
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	435	458
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	105	113
22

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	140	147
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	355	370
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	500	549
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	195	189
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	505	525
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	45	47
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,009
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	500	535
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	45	46
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	80	81
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	835	859
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	50	45
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	1,150	1,172
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	250	256
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	750	775
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	750	793
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	2,850	2,875
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/51	1,065	1,122
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	210	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	220	220
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	55	55
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	395	395
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	285	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	230	230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	770	771
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	150	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	575	584
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	290	295
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	295	299
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	210	216
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	170	175
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	370	373
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	425	438
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	95	98
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	125	129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	110	115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	195	204
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	210	219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	120	124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	250	261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,660	1,722
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	45	48
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	545	576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	155	164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	370	383
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	275	290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	160	171
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	110	113
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	245	256
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	115	117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	480	513
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	180	187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	185	199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	55	59
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	470	507
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	125	129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	595	618
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	105	114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	80	83
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	210	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	145	148
23

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	60	62
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	125	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	250	259
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	220	228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	235	256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	340	370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	240	261
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	170	175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	520	527
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,595	1,738
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	55	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	115	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	190	204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	185	199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	110	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	210	224
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	370	395
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	75	77
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	250	271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	60	61
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	90	91
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	180	183
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	35	37
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	275	290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	90	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/37	2,250	2,278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	135	136
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	120	125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,040	1,088
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	490	514
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	480	491
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	40	42
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	250	260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	245	254
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	500	530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	70	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	820	837
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	55	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	635	654
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	275	283
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	65	67
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	680	695
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	60	61
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	135	138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	310	320
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	350	360
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	145	149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	895	896
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	100	99
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	500	500
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	160	160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	215	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	290	296
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	800	821
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	560	574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	265	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	5	5
24

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	300	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	265	270
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	250	258
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	210	214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	40	41
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/44	250	262
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	150	149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	55	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	500	507
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	45	44
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/45	400	418
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/46	315	281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	155	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	150	151
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/46	400	416
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	635	625
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,055	1,062
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	300	301
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,030	1,019
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	120	121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	500	502
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	525	515
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	765	751
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	200	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	710	708
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	500	499
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	715	710
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	600	596
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,340	1,331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	235	233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	350	347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	340	337
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	545	551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	105	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	500	495
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	135	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/54	415	421
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/55	250	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	275	275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	285	287
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	430	437
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	125	126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	45	45
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	650	659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	20	20
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	120	121
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	630	640
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	45	45
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	455	486
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	175	176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	855	922
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	50	52
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	260	282
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	45	49
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	245	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	75	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	250	265
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	615	633
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	230	249
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,585	2,722
25

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	550	599
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	30	30
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	305	312
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	295	310
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	50	52
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	245	263
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	90	91
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	620	646
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	155	164
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	725	774
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	80	86
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	95	96
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	35	37
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	235	244
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	30	32
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,038
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	45	47
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	395	415
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	140	143
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	175	180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	200	206
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	130	134
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	280	291
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	480	499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	75	77
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	60	61
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	90	93
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	210	217
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	200	206
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	250	259
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	35	35
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	145	148
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	95	97
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	235	241
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	88
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	70	69
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	975	998
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	415	427
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	150	150
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	385	391
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	430	430
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	285	281
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	20	20
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	2,440	2,158
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	30	30
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	275	276
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	265	266
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	195	193
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	980	856
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	175	175
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	315	313
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	115	114
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	255	259
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	600	604
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	330	339
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	285	292
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	475	486
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	120	123
26

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	605	619
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	660	674
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	435	430
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	385	379
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	645	633
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	175	171
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	535	544
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/37	860	835
	Los Rios Community College District GO	3.000%	8/1/25	760	760
	Magnolia CA School District GO	0.000%	8/1/36	50	31
	Manteca Unified School District GO	5.250%	8/1/50	585	619
	Marin Community College District GO, Prere.	4.000%	2/15/27	40	41
	Miracosta Community College District GO	4.000%	8/1/45	175	167
	Modesto High School District GO	5.250%	8/1/50	1,000	1,055
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/48	1,500	1,581
[3]	Monrovia CA Unified School District GO	0.000%	8/1/30	100	84
	Montebello Unified School District GO	5.000%	8/1/41	415	418
[1]	Montebello Unified School District GO	5.000%	8/1/44	10	10
	Montebello Unified School District GO	4.000%	8/1/46	225	201
[1]	Montebello Unified School District GO	5.000%	8/1/50	40	41
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	285	208
[4,10]	Moreno Valley CA Unified School District GO	5.000%	8/1/50	500	509
[4,10]	Moreno Valley CA Unified School District GO	4.750%	8/1/52	200	197
	Mount San Antonio Community College District GO	5.875%	8/1/28	480	518
	Mount San Antonio Community College District GO	5.000%	8/1/44	520	536
	Mount San Antonio Community College District GO	0.000%	8/1/45	1,090	414
	Mount San Antonio Community College District GO	0.000%	8/1/46	670	240
	Mount San Antonio Community College District GO	2.250%	8/1/46	10	6
	Mount San Antonio Community College District GO	4.000%	8/1/46	100	93
	Mount San Antonio Community College District GO	4.000%	8/1/49	385	351
	Mount San Antonio Community College District GO	4.000%	8/1/49	400	367
	Mount San Antonio Community College District GO	2.375%	8/1/51	500	304
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	160	153
	Mount San Jacinto Community College District GO	4.000%	8/1/43	1,410	1,312
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	1,250	1,164
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/55	105	92
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	140	142
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	290	269
[1]	Natomas Unified School District GO	4.000%	8/1/45	50	46
[1]	Natomas Unified School District GO	4.000%	8/1/49	50	45
[9]	New Haven Unified School District GO	0.000%	8/1/33	75	57
[9]	New Haven Unified School District GO	0.000%	8/1/34	60	43
	Newport Mesa Unified School District GO	0.000%	8/1/36	100	67
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	95	96
	North Orange County CA Community College District GO	4.000%	8/1/44	110	102
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	85	95
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	55	62
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/32	245	279
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	20	21
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	175	193
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	175	193
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	125	142
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	215	247
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	30	29
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	75	87
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	205	235
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/36	10	11
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	110	124
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/38	325	363
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/39	150	166
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/45	60	62
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/50	80	82
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	50	28
	Novato CA Unified School District GO	2.375%	8/1/45	360	240
	Oakland CA GO	4.000%	1/15/39	410	397
	Oakland CA GO	3.250%	1/15/40	255	220
	Oakland CA GO	3.250%	1/15/44	600	484
27

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland CA GO	2.500%	1/15/47	665	433
	Oakland CA GO	3.000%	1/15/50	115	80
	Oakland CA GO	5.500%	7/15/53	270	289
	Oakland CA GO	5.500%	7/15/53	180	192
	Ohlone Community College District GO	4.000%	8/1/45	60	55
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	120	110
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/55	500	520
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/27	65	68
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/30	90	98
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/32	45	49
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	150	161
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	210	225
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	10	11
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	205	218
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/38	200	226
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	175	184
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/40	200	222
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	110	115
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	120	132
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/37	45	51
	Orange County Water District Water Revenue	4.000%	8/15/41	145	137
	Oxnard Union High School District GO	4.000%	8/1/47	360	330
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	50	51
	Palo Alto CA COP	2.000%	11/1/39	270	191
	Palomar Community College District GO	4.000%	8/1/45	650	600
	Palomar Community College District GO	5.250%	8/1/45	850	870
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	65	58
	Palomar Community College District GO, Prere.	4.000%	8/1/25	310	311
	Palomar Community College District GO, Prere.	5.000%	8/1/25	75	75
	Pasadena Area Community College District GO	5.000%	8/1/25	40	40
	Pasadena Area Community College District GO	5.000%	8/1/48	100	105
	Pasadena Area Community College District GO	4.000%	8/1/52	740	671
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/44	350	139
	Pasadena Unified School District GO	4.000%	8/1/35	140	140
	Pasadena Unified School District GO	3.000%	8/1/36	50	45
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/47	10	10
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	85	87
	Peralta Community College District GO	5.000%	8/1/26	250	256
	Peralta Community College District GO	4.000%	8/1/39	630	631
	Peralta Community College District GO	5.000%	8/1/39	200	222
	Peralta Community College District GO	5.250%	8/1/42	525	562
	Peralta Community College District GO	5.500%	8/1/52	715	757
	Peralta Community College District GO, Prere.	4.000%	8/1/25	50	50
[1]	Perris CA Union High School District GO	4.000%	9/1/48	545	495
[1]	Perris Union CA High School District GO	4.000%	9/1/43	155	144
	Perris Union CA High School District GO	3.000%	9/1/45	220	166
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	375	384
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	95	97
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	100	102
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	100	36
	Pleasanton Unified School District GO	4.000%	8/1/48	115	103
[10]	Pleasanton Unified School District GO	5.000%	8/1/50	500	515
	Pleasanton Unified School District GO	4.000%	8/1/52	205	178
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	50	51
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	1,050	1,065
[1]	Porterville CA Sewer COP	4.000%	9/15/27	200	206
	Poway Unified School District GO	0.000%	8/1/31	90	73
[1]	Poway Unified School District GO	0.000%	8/1/31	195	160
	Poway Unified School District GO	0.000%	8/1/33	535	402
	Poway Unified School District GO	0.000%	8/1/34	220	158
	Poway Unified School District GO	0.000%	8/1/35	135	92
	Poway Unified School District GO	0.000%	8/1/37	1,750	1,072
	Poway Unified School District GO	0.000%	8/1/38	500	288
	Poway Unified School District GO	0.000%	8/1/40	200	103
	Poway Unified School District GO	0.000%	8/1/46	925	325
	Poway Unified School District GO	0.000%	8/1/51	500	134
[1]	Rancho Santiago Community College District GO	5.125%	9/1/28	55	59
[1]	Rancho Santiago Community College District GO	5.125%	9/1/29	175	193
	Redlands Unified School District GO	5.000%	7/1/50	290	298
	Redlands Unified School District GO	5.000%	7/1/54	285	291
28

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Hondo CA Community College District GO	0.000%	8/1/36	200	129
	Rio Hondo CA Community College District GO	6.625%	8/1/42	10	12
	Rio Hondo CA Community College District GO	6.850%	8/1/42	100	123
	Rio Hondo CA Community College District GO	0.000%	8/1/43	500	208
	Rio Hondo CA Community College District GO	0.000%	8/1/45	1,000	372
	Rio Hondo CA Community College District GO	4.375%	8/1/55	350	329
	Rio Hondo CA Community College District GO	5.250%	8/1/55	300	315
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	155	160
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	100	94
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	1,000	1,021
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/36	430	454
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	395	415
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/38	530	555
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	240	247
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/48	100	102
	Riverside Community College District GO	5.000%	8/1/26	10	10
	Riverside Community College District GO	5.000%	8/1/28	235	252
	Riverside Community College District GO	4.000%	8/1/50	610	550
	Riverside Community College District GO	4.000%	8/1/54	395	349
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	105	106
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	215	217
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	310	313
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	205	202
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	205	197
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	350	332
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	550	514
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	25	10
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	600	535
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	2,800	2,440
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	1,180	844
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/25	320	320
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/27	25	26
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	85	89
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	305	319
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	150	157
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	170	177
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	165	171
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	200	201
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	290	300
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	45	46
	Riverside Unified School District GO	4.000%	8/1/42	100	93
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	285	288
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	725	759
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/54	480	421
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/43	15	15
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	75	75
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	495	542
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	1,630	1,633
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	315	316
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	100	105
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/44	100	104
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/49	70	72
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/49	90	94
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/54	385	391
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/54	390	405
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	155	156
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	10	10
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	475	488
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	20	21
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	205	216
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	165	177
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/29	310	310
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/31	30	34
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/32	25	29
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/33	70	81
29

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/34	40	46
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/35	150	163
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/35	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/36	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/36	220	248
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,015	1,068
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	300	322
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	70	75
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	70	73
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	360	330
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	325	340
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/49	750	787
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	500	518
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	285	296
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	100	100
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	55	60
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/30	185	206
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	75	86
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/34	10	11
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,205	912
	San Bernardino Community College District GO	0.000%	8/1/48	185	63
	San Bernardino Community College District GO	4.125%	8/1/49	1,010	942
	San Bernardino Community College District GO	5.000%	8/1/49	335	348
	San Bernardino Community College District GO, Prere.	3.000%	8/16/27	60	61
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	390	402
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	175	180
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	175	176
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	275	284
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	140	147
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	1,050	1,060
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	100	101
	San Diego CA Unified School District GO	5.000%	7/1/25	540	541
	San Diego CA Unified School District GO	5.000%	7/1/25	140	140
	San Diego CA Unified School District GO	5.000%	7/1/25	65	65
[3]	San Diego CA Unified School District GO	5.500%	7/1/25	125	125
	San Diego CA Unified School District GO	5.000%	7/1/26	65	67
	San Diego CA Unified School District GO	5.000%	7/1/26	160	164
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	150	154
	San Diego CA Unified School District GO	5.000%	7/1/27	340	356
	San Diego CA Unified School District GO	5.000%	7/1/27	2,445	2,558
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	325	344
	San Diego CA Unified School District GO	5.000%	7/1/28	425	453
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	10	11
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	95	102
	San Diego CA Unified School District GO	0.000%	7/1/29	65	57
	San Diego CA Unified School District GO	4.000%	7/1/29	755	764
	San Diego CA Unified School District GO	5.000%	7/1/29	480	522
	San Diego CA Unified School District GO	5.000%	7/1/29	75	82
	San Diego CA Unified School District GO	0.000%	7/1/30	195	165
	San Diego CA Unified School District GO	0.000%	7/1/30	370	314
	San Diego CA Unified School District GO	0.000%	7/1/30	10	8
	San Diego CA Unified School District GO	5.000%	7/1/30	70	77
	San Diego CA Unified School District GO	5.000%	7/1/30	150	166
	San Diego CA Unified School District GO	5.000%	7/1/30	95	105
	San Diego CA Unified School District GO	0.000%	7/1/31	450	367
	San Diego CA Unified School District GO	5.000%	7/1/31	320	359
	San Diego CA Unified School District GO	0.000%	7/1/32	15	12
	San Diego CA Unified School District GO	4.000%	7/1/32	85	90
	San Diego CA Unified School District GO	3.000%	7/1/33	150	143
	San Diego CA Unified School District GO	4.000%	7/1/33	80	80
	San Diego CA Unified School District GO	4.000%	7/1/33	130	136
	San Diego CA Unified School District GO	5.000%	7/1/34	330	381
	San Diego CA Unified School District GO	0.000%	7/1/35	150	104
	San Diego CA Unified School District GO	0.000%	7/1/36	145	94
	San Diego CA Unified School District GO	0.000%	7/1/36	175	112
	San Diego CA Unified School District GO	3.000%	7/1/36	20	18
	San Diego CA Unified School District GO	4.000%	7/1/36	30	31
	San Diego CA Unified School District GO	0.000%	7/1/37	400	250
	San Diego CA Unified School District GO	0.000%	7/1/37	400	244
30

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/38	45	27
	San Diego CA Unified School District GO	3.000%	7/1/38	1,000	874
	San Diego CA Unified School District GO	0.000%	7/1/39	100	56
	San Diego CA Unified School District GO	3.000%	7/1/39	50	43
	San Diego CA Unified School District GO	3.125%	7/1/40	30	26
	San Diego CA Unified School District GO	5.000%	7/1/40	125	125
	San Diego CA Unified School District GO	5.000%	7/1/40	340	369
	San Diego CA Unified School District GO	0.000%	7/1/41	50	25
	San Diego CA Unified School District GO	5.000%	7/1/41	55	60
	San Diego CA Unified School District GO	5.000%	7/1/41	100	112
	San Diego CA Unified School District GO	0.000%	7/1/42	45	21
	San Diego CA Unified School District GO	3.125%	7/1/42	500	412
	San Diego CA Unified School District GO	5.000%	7/1/42	60	64
	San Diego CA Unified School District GO	5.000%	7/1/42	75	81
	San Diego CA Unified School District GO	5.000%	7/1/42	150	167
	San Diego CA Unified School District GO	5.000%	7/1/43	220	234
	San Diego CA Unified School District GO	5.000%	7/1/43	170	182
	San Diego CA Unified School District GO	0.000%	7/1/44	3,385	1,440
	San Diego CA Unified School District GO	3.000%	7/1/44	90	70
	San Diego CA Unified School District GO	4.000%	7/1/44	50	46
	San Diego CA Unified School District GO	5.000%	7/1/44	500	532
	San Diego CA Unified School District GO	0.000%	7/1/45	200	80
	San Diego CA Unified School District GO	0.000%	7/1/45	100	40
	San Diego CA Unified School District GO	2.000%	7/1/45	450	279
	San Diego CA Unified School District GO	2.250%	7/1/45	35	23
	San Diego CA Unified School District GO	4.000%	7/1/45	5	5
	San Diego CA Unified School District GO	4.000%	7/1/45	5	5
	San Diego CA Unified School District GO	4.000%	7/1/45	105	97
	San Diego CA Unified School District GO	4.000%	7/1/45	45	45
	San Diego CA Unified School District GO	5.000%	7/1/45	125	125
	San Diego CA Unified School District GO	4.000%	7/1/46	375	344
	San Diego CA Unified School District GO	4.000%	7/1/47	780	703
	San Diego CA Unified School District GO	3.250%	7/1/48	155	120
	San Diego CA Unified School District GO	5.000%	7/1/48	1,050	1,094
	San Diego CA Unified School District GO	5.000%	7/1/48	25	26
	San Diego CA Unified School District GO	0.000%	7/1/49	770	244
	San Diego CA Unified School District GO	4.000%	7/1/49	430	387
	San Diego CA Unified School District GO	5.000%	7/1/49	190	198
	San Diego CA Unified School District GO	2.300%	7/1/50	45	27
	San Diego CA Unified School District GO	3.000%	7/1/50	3,295	2,366
	San Diego CA Unified School District GO	4.000%	7/1/50	530	475
	San Diego CA Unified School District GO	4.250%	7/1/52	105	98
	San Diego CA Unified School District GO	4.000%	7/1/53	2,085	1,861
	San Diego CA Unified School District GO	4.000%	7/1/53	1,425	1,272
	San Diego CA Unified School District GO	5.000%	7/1/53	460	476
	San Diego CA Unified School District GO	4.000%	7/1/54	385	339
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	185	142
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,000	752
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	175	176
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	150	147
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	90	82
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	50	42
	San Diego Community College District GO	5.000%	8/1/25	135	135
	San Diego Community College District GO	5.000%	8/1/27	65	67
	San Diego Community College District GO	5.000%	8/1/27	30	32
	San Diego Community College District GO	5.000%	8/1/28	120	123
	San Diego Community College District GO	3.000%	8/1/34	35	33
	San Diego Community College District GO	4.000%	8/1/43	145	139
	San Diego Community College District GO	5.000%	8/1/43	35	38
	San Diego Community College District GO	5.000%	8/1/45	110	118
	San Diego Community College District GO	4.000%	8/1/50	710	638
	San Diego Community College District GO	5.000%	8/1/55	1,000	1,040
	San Diego Community College District GO, Prere.	4.000%	8/1/26	300	305
	San Diego Community College District GO, Prere.	4.000%	8/1/26	345	350
	San Diego Community College District GO, Prere.	5.000%	8/1/26	180	185
	San Diego Community College District GO, Prere.	5.000%	8/1/26	170	175
	San Diego Community College District GO, Prere.	5.000%	8/1/26	240	246
	San Diego Community College District GO, Prere.	5.000%	8/1/26	170	175
	San Diego County CA COP	5.000%	10/1/48	930	964
	San Diego County CA COP	5.000%	10/1/53	225	232
31

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	275	295
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	125	134
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	110	117
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	160	169
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	15	16
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	10	10
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	135	140
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,135	1,146
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	625	636
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	30	30
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	140	128
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	600	612
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	260	261
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	85	86
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	475	422
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	1,140	1,154
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	1,740	1,513
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	2,000	2,018
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/28	200	214
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/29	30	33
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/31	65	73
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	70	80
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	25	28
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,310	1,318
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	145	151
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	240	241
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	180	186
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/47	40	42
San Diego County Water Authority Water Revenue	5.000%	5/1/28	340	361
San Diego County Water Authority Water Revenue	5.000%	5/1/28	300	300
San Diego County Water Authority Water Revenue	5.000%	5/1/30	350	386
San Diego County Water Authority Water Revenue	5.000%	5/1/30	30	33
San Diego County Water Authority Water Revenue	5.000%	5/1/31	80	90
San Diego County Water Authority Water Revenue	5.000%	5/1/31	135	151
San Diego County Water Authority Water Revenue	5.000%	5/1/32	15	17
San Diego County Water Authority Water Revenue	4.000%	5/1/33	85	89
San Diego County Water Authority Water Revenue	4.000%	5/1/34	40	42
San Diego County Water Authority Water Revenue	4.000%	5/1/35	160	165
San Diego County Water Authority Water Revenue	4.000%	5/1/36	90	92
San Diego County Water Authority Water Revenue	4.000%	5/1/37	105	106
San Diego County Water Authority Water Revenue	4.000%	5/1/38	15	15
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	560	582
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	80	81
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	560	590
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	100	105
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	1,060	784
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	730	752
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	620	563
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	655	679
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/46	65	67
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	250	231
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/49	500	514
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	235	213
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	155	161
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	280	286
San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	120	120
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	195	199
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	400	408
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/31	40	41
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/32	40	41
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	190	193
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/37	105	107
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	335	336
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	920	945
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	130	133
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	190	193
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	430	436
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	55	56
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	290	294
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	75	76
32

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Unified School District GO	5.000%	6/15/41	235	244
San Dieguito Union High School District GO	4.000%	2/1/40	995	997
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	45	45
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	140	140
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/29	575	576
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	95	95
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	150	163
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	505	506
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	60	60
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	275	278
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/35	170	182
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	45	41
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	75	66
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	135	116
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	125	108
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/39	140	152
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	85	57
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	160	150
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	500	467
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	320	297
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	120	69
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	635	587
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	775	776
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/47	445	473
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	160	117
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,465	1,059
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/52	1,890	1,772
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	50	50
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	140	140
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/32	85	85
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	405	402
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	360	354
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	540	526
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	995	963
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	200	154
San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/32	70	70
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	10	10
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/29	255	257
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/31	155	149
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/32	330	313
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.250%	4/1/34	50	46
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/37	575	569
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/45	100	91
San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	885	915
San Francisco CA City & County GO	5.000%	6/15/25	185	185
San Francisco CA City & County GO	5.000%	6/15/25	175	175
San Francisco CA City & County GO	5.000%	6/15/26	225	231
San Francisco CA City & County GO	5.000%	6/15/27	265	278
San Francisco CA City & County GO	5.000%	6/15/27	5	5
San Francisco CA City & County GO	5.000%	6/15/28	235	251
San Francisco CA City & County GO	5.000%	6/15/29	185	201
San Francisco CA City & County GO	5.000%	6/15/29	80	85
San Francisco CA City & County GO	5.000%	6/15/29	500	544
San Francisco CA City & County GO	5.000%	6/15/30	50	55
San Francisco CA City & County GO	5.000%	6/15/30	70	74
San Francisco CA City & County GO	5.000%	6/15/30	165	183
San Francisco CA City & County GO	5.000%	6/15/31	150	159
San Francisco CA City & County GO	5.000%	6/15/31	85	95
San Francisco CA City & County GO	5.000%	6/15/31	185	208
San Francisco CA City & County GO	5.000%	6/15/32	145	165
San Francisco CA City & County GO	5.000%	6/15/32	300	340
San Francisco CA City & County GO	5.000%	6/15/33	80	90
San Francisco CA City & County GO	5.000%	6/15/33	105	120
San Francisco CA City & County GO	5.000%	6/15/34	270	311
San Francisco CA City & County GO	5.000%	6/15/35	100	114
San Francisco CA City & County GO	2.000%	6/15/39	175	123
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	245	247
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	125	126
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	180	186
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	30	31
33

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	250	258
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	185	191
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	250	264
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	355	365
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	145	152
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	105	110
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	200	223
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	245	257
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	150	169
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	115	131
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	150	171
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	35	40
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	55	57
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	160	183
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,095	1,241
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	250	288
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	205	205
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	170	191
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	250	285
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	110	110
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	27	30
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	380	370
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	40	39
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	935	900
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	35	37
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/45	55	57
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	1,045	1,101
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	1,050	739
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	25	22
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	300	265
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	200	204
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	300	303
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	530	552
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/53	500	515
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/26	220	222
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	300	306
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	445	453
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	70	73
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	90	94
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	40	42
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	70	74
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	135	145
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	64
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	67
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	55	59
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	160	177
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	60	64
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	65	69
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	125	136
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	50	53
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	190	206
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	20	21
34

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	65	70
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	345	362
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	30	30
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	150	157
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	115	120
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	50	53
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	25	26
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	65	68
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	980	983
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	3,585	3,603
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	2,300	2,316
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	180	188
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,530	1,545
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	350	362
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	1,835	1,852
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	685	602
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	1,005	1,024
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/51	500	439
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	50	51
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	3,825	4,114
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	110	120
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	75	82
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	235	261
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	200	225
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	25	28
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	235	268
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	180	204
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	1,600	1,799
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	10	11
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	145	162
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	40	44
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	10	11
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	185	201
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	50	55
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	10	11
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	50	54
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/40	110	119
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	20	18
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	345	367
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/42	175	187
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	790	717
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	350	356
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	10	10
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	100	106
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	205	213
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	125	131
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/46	200	179
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	1,085	970
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	525	544
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	340	300
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	220	193
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	795	815
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	240	246
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	440	454
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	1,000	990
35

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	60	68
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	40	40
[4]	San Francisco Community College District GO	5.000%	6/15/25	500	500
	San Francisco Community College District GO	5.000%	6/15/28	190	190
	San Francisco Community College District GO	2.250%	6/15/45	260	163
	San Francisco Community College District GO	3.000%	6/15/45	50	37
	San Francisco Community College District GO	4.000%	6/15/45	210	193
[4]	San Francisco Community College District GO	5.250%	6/15/49	900	948
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/26	40	40
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/27	265	271
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/29	90	92
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/30	180	177
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/31	85	83
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	175	170
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/33	360	345
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/34	85	80
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	570	516
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	660	599
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	125	111
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	45	46
	San Francisco Unified School District GO	5.000%	6/15/26	500	510
	San Francisco Unified School District GO	5.000%	6/15/27	495	516
	San Francisco Unified School District GO	4.000%	6/15/33	5,000	5,000
	San Francisco Unified School District GO	3.500%	6/15/35	15	14
	San Francisco Unified School District GO	5.000%	6/15/38	225	238
	San Francisco Unified School District GO	5.000%	6/15/39	55	58
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	250	233
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/26	25	24
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/28	10	9
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	235	182
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	460	500
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	415	421
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	15	15
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/36	125	80
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	655	655
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	725	634
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	225	215
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	170	158
	San Jose CA GO	5.000%	9/1/28	50	54
	San Jose CA GO	5.000%	9/1/31	25	27
	San Jose CA GO	5.000%	9/1/32	125	134
	San Jose CA GO	5.000%	9/1/33	150	161
	San Jose CA GO	5.000%	9/1/34	180	192
	San Jose CA GO	5.000%	9/1/47	100	103
	San Jose Evergreen Community College District GO	3.000%	9/1/41	65	53
	San Jose Evergreen Community College District GO	4.000%	9/1/42	25	24
	San Jose Evergreen Community College District GO	4.000%	9/1/45	85	81
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	1,000	1,046
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	510	529
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	525	527
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/26	135	139
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	85	89
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/34	265	274
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/35	30	31
	San Jose Unified School District GO	5.000%	8/1/32	15	15
	San Juan Unified School District GO	5.000%	8/1/25	135	135
	San Juan Unified School District GO	5.000%	8/1/26	20	21
	San Juan Unified School District GO	4.000%	8/1/29	190	192
	San Juan Unified School District GO	4.000%	8/1/30	525	529
	San Juan Unified School District GO	4.000%	8/1/46	100	92
	San Juan Unified School District GO	4.000%	8/1/49	235	213
	San Luis Coastal Unified School District GO	5.000%	8/1/50	25	26
	San Marcos Unified School District GO	0.000%	8/1/51	670	195
[3]	San Mateo County Community College District GO	0.000%	9/1/27	105	98
[3]	San Mateo County Community College District GO	0.000%	9/1/30	50	42
[3]	San Mateo County Community College District GO	0.000%	9/1/32	125	98
[3]	San Mateo County Community College District GO	0.000%	9/1/34	25	18
[3]	San Mateo County Community College District GO	0.000%	9/1/36	150	99
36

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo County Community College District GO	5.000%	9/1/45	355	363
	San Mateo Foster City CA School District GO	2.500%	8/1/46	100	66
	San Mateo Foster City CA School District GO	4.000%	8/1/48	230	215
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/26	0.000%	8/1/42	205	218
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	765	768
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	1,140	1,144
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	365	340
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	50	51
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	150	112
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	50	29
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	415	377
[2]	San Mateo Union High School District GO, 6.450% coupon rate effective 9/1/28	0.000%	9/1/33	100	97
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	1,215	1,232
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	100	75
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/34	0.000%	7/1/51	515	378
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	395	396
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	440	442
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,005	1,007
	Santa Clara County CA GO	5.000%	8/1/31	255	266
	Santa Clara County CA GO	5.000%	8/1/32	65	68
	Santa Clara County CA GO	3.000%	8/1/35	405	376
	Santa Clara County CA GO	3.000%	8/1/36	245	225
	Santa Clara County CA GO	3.250%	8/1/39	310	275
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	90	90
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	45	42
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	165	150
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	200	179
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	200	176
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	745	689
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	305	280
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	520	397
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/49	355	266
	Santa Clara Unified School District GO	5.000%	7/1/25	240	240
	Santa Clara Unified School District GO	3.000%	7/1/34	250	237
	Santa Clara Unified School District GO	3.000%	7/1/35	170	158
	Santa Clara Unified School District GO	3.000%	7/1/36	120	109
	Santa Clara Unified School District GO	3.500%	7/1/42	50	43
	Santa Clara Unified School District GO	3.250%	7/1/44	95	77
	Santa Clara Unified School District GO	4.000%	7/1/48	80	72
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/25	25	25
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	150	153
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	415	443
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	240	261
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	65	73
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	20	23
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	215	245
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	95	107
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/26	125	127
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/47	70	74
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	145	150
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/26	395	404
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/41	175	176
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	95	95
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/50	10	11
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/52	175	185
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/54	55	58
	Santa Monica Community College District GO	5.000%	8/1/43	3,140	3,221
	Santa Monica Community College District GO	4.000%	8/1/45	1,000	943
	Santa Monica Community College District GO	5.000%	8/1/45	625	659
	Santa Monica Community College District GO	4.000%	8/1/47	115	106
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/44	285	265
	Santa Monica-Malibu Unified School District GO	2.250%	8/1/47	105	64
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/33	50	55
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/34	40	44
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/35	20	22
	Santa Rosa High School District GO	5.000%	8/1/53	100	104
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	360	244
	Sequoia Union High School District GO	5.000%	7/1/25	25	25
37

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sequoia Union High School District GO	5.000%	8/1/30	90	100
Sequoia Union High School District GO	3.000%	7/1/34	105	100
Sequoia Union High School District GO	4.000%	7/1/52	400	361
Sierra Joint Community College District GO	2.000%	8/1/46	100	60
Sonoma County Junior College District GO	5.000%	8/1/41	580	589
South San Francisco Unified School District GO	4.000%	9/1/52	345	316
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/25	140	140
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/25	95	95
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/25	215	215
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/26	650	644
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/26	795	796
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/26	115	118
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/26	275	282
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/27	175	176
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/27	225	237
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/27	550	581
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/28	1,885	1,892
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/28	320	345
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/29	245	269
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/29	175	192
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/29	65	71
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/30	120	120
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/30	120	130
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/31	10	11
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/31	125	135
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/31	20	23
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/32	50	57
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/32	30	34
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/34	45	52
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/34	50	53
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/35	5	6
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/35	560	596
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/36	150	171
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/36	155	172
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/36	115	122
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/37	45	47
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/38	40	43
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/38	150	158
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/39	155	165
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/39	210	220
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/40	2,110	2,227
Southern California Metropolitan Water District Water Revenue	4.000%	7/1/45	50	46
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/45	195	202
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/48	300	315
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/49	500	514
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/51	100	104
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/53	100	104
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/29	125	132
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/31	390	428
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	7/1/25	450	451
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	7/1/25	10	10
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	7/1/25	160	160
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/26	305	309
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/26	235	238
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/26	175	177
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	265	265
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	25	25
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/36	405	431
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/37	50	53
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/29	90	95
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/34	25	27
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/35	100	109
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	5	5
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/39	135	140
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/40	10	10
38

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/48	1,000	1,005
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	1,015	1,029
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	75	76
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	200	200
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/26	370	376
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/27	135	139
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/28	20	21
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	25	26
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	75	80
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/31	225	243
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/34	555	605
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/27	445	444
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/32	20	22
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/33	105	114
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	100	102
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	230	231
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	100	102
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/53	335	332
	Southwestern Community College District GO	2.375%	8/1/46	350	224
	Southwestern Community College District GO	4.000%	8/1/46	275	254
	Southwestern Community College District GO	4.000%	8/1/47	440	403
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	125	125
	State Center Community College District GO	5.000%	8/1/47	285	295
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	235	218
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	450	411
[1]	Sweetwater Union High School District GO	3.375%	8/1/40	55	47
	Sweetwater Union High School District GO	5.000%	8/1/52	150	155
[8]	Sweetwater Union High School District GO TOB VRDO	2.950%	6/2/25	675	675
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/49	200	191
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/26	25	25
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/27	50	52
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), Prere.	5.000%	1/1/27	165	171
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	735	747
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	150	157
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/44	420	436
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	265	268
[1]	Twin Rivers Unified School District GO	0.000%	8/1/38	530	291
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	175	80
[1]	Twin Rivers Unified School District GO	3.375%	8/1/43	245	202
[1]	Twin Rivers Unified School District GO	0.000%	8/1/44	160	65
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/30	90	99
	University of California College & University Revenue	5.000%	5/15/26	60	61
	University of California College & University Revenue	5.000%	5/15/26	170	174
	University of California College & University Revenue	5.000%	5/15/26	380	388
	University of California College & University Revenue	5.000%	5/15/26	820	837
	University of California College & University Revenue	5.000%	5/15/26	795	811
	University of California College & University Revenue	5.000%	5/15/26	800	816
	University of California College & University Revenue	4.000%	5/15/27	65	67
	University of California College & University Revenue	5.000%	5/15/27	45	47
	University of California College & University Revenue	5.000%	5/15/27	40	42
	University of California College & University Revenue	5.000%	5/15/27	45	47
	University of California College & University Revenue	5.000%	5/15/27	285	297
	University of California College & University Revenue	5.000%	5/15/27	510	532
	University of California College & University Revenue	5.000%	5/15/28	35	37
	University of California College & University Revenue	5.000%	5/15/28	145	154
	University of California College & University Revenue	5.000%	5/15/28	410	426
	University of California College & University Revenue	5.000%	5/15/28	710	754
	University of California College & University Revenue	5.000%	5/15/28	115	122
	University of California College & University Revenue	5.000%	5/15/28	1,300	1,381
	University of California College & University Revenue	4.000%	5/15/29	30	31
	University of California College & University Revenue	5.000%	5/15/29	35	38
39

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/29	815	881
University of California College & University Revenue	5.000%	5/15/29	2,080	2,249
University of California College & University Revenue	5.000%	5/15/29	170	176
University of California College & University Revenue	5.000%	5/15/29	210	227
University of California College & University Revenue	5.000%	5/15/29	245	265
University of California College & University Revenue	5.000%	5/15/29	2,910	3,147
University of California College & University Revenue	5.000%	5/15/29	500	541
University of California College & University Revenue	5.000%	5/15/29	220	238
University of California College & University Revenue	4.000%	5/15/30	65	66
University of California College & University Revenue	5.000%	5/15/30	350	362
University of California College & University Revenue	5.000%	5/15/30	70	71
University of California College & University Revenue	5.000%	5/15/30	20	22
University of California College & University Revenue	5.000%	5/15/30	215	236
University of California College & University Revenue	5.000%	5/15/30	3,250	3,561
University of California College & University Revenue	5.000%	5/15/30	175	192
University of California College & University Revenue	5.000%	5/15/30	90	95
University of California College & University Revenue	5.000%	5/15/31	20	21
University of California College & University Revenue	5.000%	5/15/31	75	78
University of California College & University Revenue	5.000%	5/15/31	135	137
University of California College & University Revenue	5.000%	5/15/31	50	55
University of California College & University Revenue	5.000%	5/15/31	235	260
University of California College & University Revenue	5.000%	5/15/31	435	482
University of California College & University Revenue	5.000%	5/15/31	465	515
University of California College & University Revenue	5.000%	5/15/31	50	55
University of California College & University Revenue	5.000%	5/15/31	65	71
University of California College & University Revenue	5.000%	5/15/31	1,000	1,108
University of California College & University Revenue	5.000%	5/15/32	50	53
University of California College & University Revenue	5.000%	5/15/32	210	228
University of California College & University Revenue	5.000%	5/15/32	1,065	1,191
University of California College & University Revenue	5.000%	5/15/32	150	168
University of California College & University Revenue	5.000%	5/15/32	220	227
University of California College & University Revenue	5.000%	5/15/32	145	162
University of California College & University Revenue	5.000%	5/15/32	585	654
University of California College & University Revenue	5.000%	5/15/32	65	73
University of California College & University Revenue	5.000%	5/15/32	500	559
University of California College & University Revenue	5.000%	5/15/33	10	10
University of California College & University Revenue	5.000%	5/15/33	70	71
University of California College & University Revenue	5.000%	5/15/33	25	28
University of California College & University Revenue	5.000%	5/15/33	480	541
University of California College & University Revenue	5.000%	5/15/33	10	11
University of California College & University Revenue	5.000%	5/15/33	1,855	2,090
University of California College & University Revenue	5.000%	5/15/33	410	462
University of California College & University Revenue	5.000%	5/15/33	690	777
University of California College & University Revenue	5.000%	5/15/33	2,435	2,744
University of California College & University Revenue	5.000%	5/15/34	60	61
University of California College & University Revenue	5.000%	5/15/34	365	393
University of California College & University Revenue	5.000%	5/15/34	1,025	1,147
University of California College & University Revenue	5.000%	5/15/34	270	306
University of California College & University Revenue	5.000%	5/15/34	350	396
University of California College & University Revenue	5.000%	5/15/34	270	306
University of California College & University Revenue	5.000%	5/15/35	20	20
University of California College & University Revenue	5.000%	5/15/35	120	125
University of California College & University Revenue	5.000%	5/15/35	95	102
University of California College & University Revenue	5.000%	5/15/35	235	257
University of California College & University Revenue	5.000%	5/15/35	710	787
University of California College & University Revenue	5.000%	5/15/35	995	1,104
University of California College & University Revenue	5.000%	5/15/35	495	555
University of California College & University Revenue	5.000%	5/15/35	40	45
University of California College & University Revenue	5.000%	5/15/35	1,490	1,670
University of California College & University Revenue	5.000%	5/15/35	215	243
University of California College & University Revenue	5.000%	5/15/36	315	323
University of California College & University Revenue	5.000%	5/15/36	550	557
University of California College & University Revenue	5.000%	5/15/36	80	85
University of California College & University Revenue	5.000%	5/15/36	25	27
University of California College & University Revenue	5.000%	5/15/36	450	494
University of California College & University Revenue	5.000%	5/15/36	800	886
University of California College & University Revenue	5.000%	5/15/36	280	287
University of California College & University Revenue	5.000%	5/15/36	55	61
University of California College & University Revenue	5.000%	5/15/36	500	559
University of California College & University Revenue	5.000%	5/15/36	100	112
40

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	4.000%	5/15/37	235	237
University of California College & University Revenue	5.000%	5/15/37	100	102
University of California College & University Revenue	5.000%	5/15/37	55	57
University of California College & University Revenue	5.000%	5/15/37	75	81
University of California College & University Revenue	5.000%	5/15/37	195	213
University of California College & University Revenue	5.000%	5/15/37	120	132
University of California College & University Revenue	5.000%	5/15/37	590	649
University of California College & University Revenue	5.000%	5/15/37	500	554
University of California College & University Revenue	5.000%	5/15/37	375	416
University of California College & University Revenue	5.000%	5/15/37	250	277
University of California College & University Revenue	5.250%	5/15/37	500	566
University of California College & University Revenue	5.000%	5/15/38	110	113
University of California College & University Revenue	5.000%	5/15/38	800	842
University of California College & University Revenue	5.000%	5/15/38	600	648
University of California College & University Revenue	5.000%	5/15/38	500	545
University of California College & University Revenue	5.000%	5/15/38	945	1,029
University of California College & University Revenue	5.000%	5/15/38	500	549
University of California College & University Revenue	5.000%	5/15/38	285	313
University of California College & University Revenue	5.000%	5/15/38	985	1,081
University of California College & University Revenue	5.000%	5/15/38	400	439
University of California College & University Revenue	5.000%	5/15/39	95	100
University of California College & University Revenue	5.000%	5/15/39	55	59
University of California College & University Revenue	5.000%	5/15/39	560	608
University of California College & University Revenue	5.000%	5/15/39	615	668
University of California College & University Revenue	5.000%	5/15/39	500	547
University of California College & University Revenue	4.000%	5/15/40	240	234
University of California College & University Revenue	5.000%	5/15/40	995	1,070
University of California College & University Revenue	5.000%	5/15/40	210	226
University of California College & University Revenue	5.000%	5/15/40	600	650
University of California College & University Revenue	5.000%	5/15/40	845	915
University of California College & University Revenue	5.000%	5/15/40	500	541
University of California College & University Revenue	5.250%	5/15/40	2,000	2,209
University of California College & University Revenue	5.500%	5/15/40	260	288
University of California College & University Revenue	5.000%	5/15/41	465	470
University of California College & University Revenue	5.000%	5/15/41	15	16
University of California College & University Revenue	5.000%	5/15/41	255	271
University of California College & University Revenue	5.000%	5/15/41	1,370	1,465
University of California College & University Revenue	5.000%	5/15/41	130	139
University of California College & University Revenue	5.000%	5/15/42	530	559
University of California College & University Revenue	5.000%	5/15/42	375	398
University of California College & University Revenue	5.000%	5/15/42	250	267
University of California College & University Revenue	5.250%	5/15/42	740	756
University of California College & University Revenue	5.000%	5/15/43	60	61
University of California College & University Revenue	5.000%	5/15/43	420	433
University of California College & University Revenue	5.000%	5/15/43	800	839
University of California College & University Revenue	5.000%	5/15/43	710	749
University of California College & University Revenue	5.000%	5/15/43	285	300
University of California College & University Revenue	5.000%	5/15/43	250	265
University of California College & University Revenue	5.000%	5/15/44	410	430
University of California College & University Revenue	4.000%	5/15/45	205	191
University of California College & University Revenue	5.000%	5/15/45	115	120
University of California College & University Revenue	5.000%	5/15/45	500	525
University of California College & University Revenue	4.000%	5/15/46	625	577
University of California College & University Revenue	5.000%	5/15/46	100	101
University of California College & University Revenue	4.000%	5/15/47	435	399
University of California College & University Revenue	5.000%	5/15/47	65	66
University of California College & University Revenue	5.250%	5/15/47	160	162
University of California College & University Revenue	4.000%	5/15/48	50	45
University of California College & University Revenue	5.000%	5/15/48	2,755	2,785
University of California College & University Revenue	5.000%	5/15/49	60	61
University of California College & University Revenue	2.500%	5/15/50	50	31
University of California College & University Revenue	4.000%	5/15/50	235	212
University of California College & University Revenue	4.000%	5/15/51	500	448
University of California College & University Revenue	5.000%	5/15/52	2,100	2,150
University of California College & University Revenue	5.000%	5/15/54	525	540
University of California College & University Revenue	4.000%	5/15/55	340	303
University of California College & University Revenue	5.250%	5/15/55	410	432
University of California College & University Revenue	5.250%	5/15/58	25	25
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	45	47
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	60	64
41

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	325	336
	University of California College & University Revenue (Limited Project)	5.000%	5/15/31	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/31	175	181
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	240	248
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	80	88
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	60	62
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	210	216
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	185	202
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	155	157
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	270	277
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	145	157
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	510	506
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	30	31
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	230	236
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	80	81
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	20	21
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	60	60
	University of California College & University Revenue (Limited Project)	4.000%	5/15/39	230	225
	University of California College & University Revenue (Limited Project)	5.000%	5/15/39	110	113
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	20	19
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	125	120
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	1,045	1,061
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	270	275
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	1,195	1,097
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	750	766
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	130	118
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	675	680
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	190	172
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	1,060	1,071
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	725	517
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	300	267
	University of California College & University Revenue (Limited Project)	5.000%	5/15/51	50	50
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	180	181
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	1,090	1,102
	University of California College & University Revenue (Limited Project)	5.500%	5/15/58	50	51
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	500	502
	Upland Unified School District GO	0.000%	8/1/50	1,295	402
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/50	225	205
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	135	135
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	55	55
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	100	103
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	405	419
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	680	708
[4]	Vista Unified School District GO	4.250%	8/1/44	110	108
[4]	Vista Unified School District GO	5.250%	8/1/48	540	563
	West Contra Costa Unified School District GO	5.000%	8/1/25	215	216
[9]	West Contra Costa Unified School District GO	0.000%	8/1/27	75	70
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,350	1,072
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	370	286
	West Contra Costa Unified School District GO	5.000%	8/1/45	100	100
	West Contra Costa Unified School District GO	4.000%	8/1/54	65	57
	West Contra Costa Unified School District GO	4.000%	8/1/54	55	49
[4]	West Contra Costa Unified School District GO	4.000%	8/1/54	175	152
	West Contra Costa Unified School District GO	4.000%	8/1/54	50	44
[4]	West Contra Costa Unified School District GO	5.000%	8/1/54	195	199
	West Valley-Mission Community College District GO	5.000%	8/1/32	180	188
	West Valley-Mission Community College District GO	4.000%	8/1/34	835	841
	Westside Union School District GO	0.000%	8/1/50	100	30
	William S Hart Union High School District GO	0.000%	8/1/33	150	113
[1]	William S Hart Union High School District GO	0.000%	8/1/34	125	90
	William S Hart Union High School District GO	3.500%	8/1/38	385	359
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	170	171
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	95	95
42

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Yosemite Community College District GO, Prere.	5.000%	8/1/25	10	10
Total Tax-Exempt Municipal Bonds (Cost $975,564)				959,829
Total Investments (99.7%) (Cost $975,564)				959,829
Other Assets and Liabilities—Net (0.3%)				2,929
Net Assets (100%)				962,758
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $740, representing 0.1% of net assets.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
43

California Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $975,564)	959,829
Investment in Vanguard	26
Cash	1
Receivables for Accrued Income	11,000
Receivables for Capital Shares Issued	2,426
Total Assets	973,282
Liabilities
Payables for Investment Securities Purchased	10,491
Payables to Vanguard	33
Total Liabilities	10,524
Net Assets	962,758
At May 31, 2025, net assets consisted of:

Paid-in Capital	977,493
Total Distributable Earnings (Loss)	(14,735)
Net Assets	962,758

Net Assets
Applicable to 9,925,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	962,758
Net Asset Value Per Share	$97.00

See accompanying Notes, which are an integral part of the Financial Statements.
44

California Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	10,943
Total Income	10,943
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative	213
Marketing and Distribution	18
Custodian Fees	7
Shareholders’ Reports and Proxy Fees	5
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	261
Expenses Paid Indirectly	(2)
Net Expenses	259
Net Investment Income	10,684
Realized Net Gain (Loss) on Investment Securities Sold	(1,797)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(20,488)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,601)

See accompanying Notes, which are an integral part of the Financial Statements.
45

California Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	January 26, 2024[1] to November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,684	4,296
Realized Net Gain (Loss)	(1,797)	(136)
Change in Unrealized Appreciation (Depreciation)	(20,488)	4,753
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,601)	8,913
Distributions
Total Distributions	(9,057)	(2,990)
Capital Share Transactions
Issued	570,354	527,441
Issued in Lieu of Cash Distributions	—	—
Redeemed	(120,302)	—
Net Increase (Decrease) from Capital Share Transactions	450,052	527,441
Total Increase (Decrease)	429,394	533,364
Net Assets
Beginning of Period	533,364	—
End of Period	962,758	533,364
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
46

California Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	January 26, 2024[1] to November 30, 2024
Net Asset Value, Beginning of Period	$101.11	$100.00
Investment Operations
Net Investment Income[2]	1.627	2.609
Net Realized and Unrealized Gain (Loss) on Investments	(4.243)	.529
Total from Investment Operations	(2.616)	3.138
Distributions
Dividends from Net Investment Income	(1.494)	(2.028)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.494)	(2.028)
Net Asset Value, End of Period	$97.00	$101.11
Total Return	-2.61%	3.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$963	$533
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.32%	3.07%[4]
Portfolio Turnover Rate[5]	32%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
47

California Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard California Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
48

California Tax-Exempt Bond ETF
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	975,746
Gross Unrealized Appreciation	2,547
Gross Unrealized Depreciation	(18,464)
Net Unrealized Appreciation (Depreciation)	(15,917)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $118,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $622,605,000 of investment securities and sold $200,305,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $15,320,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $7,115,000 and sales were $18,430,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	January 26[1] to November 30, 2024
	Shares (000)	Shares (000)
Issued	5,875	5,275
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,225)	—
Net Increase (Decrease) in Shares Outstanding	4,650	5,275
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At May 31, 2025, one shareholder was the record or beneficial owner of 60% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
49

California Tax-Exempt Bond ETF
I.The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0382 072025
50

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard California Tax-Free Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	18,578,344,080	185,555,947	N/A	N/A
Mark Loughridge	18,535,576,416	228,323,611	N/A	N/A
Scott C. Malpass	18,550,230,121	213,669,906	N/A	N/A
John Murphy	18,630,917,724	132,982,303	N/A	N/A
Lubos Pastor	18,629,187,241	134,712,787	N/A	N/A
Rebecca Patterson	18,619,007,987	144,892,040	N/A	N/A
André F. Perold	18,621,150,974	142,749,053	N/A	N/A
Salim Ramji	18,615,723,377	148,176,650	N/A	N/A
Sarah Bloom Raskin	18,574,603,574	189,296,453	N/A	N/A
Grant Reid	18,626,389,909	137,510,119	N/A	N/A
David Thomas	18,585,184,565	178,715,463	N/A	N/A
Barbara Venneman	18,613,426,336	150,473,692	N/A	N/A
Peter F. Volanakis	18,573,488,538	190,411,489	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Vanguard California Tax-Exempt Funds

The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard California Tax-Exempt Bond ETF

The board of trustees of Vanguard California Tax-Exempt Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2024; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2024, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.